UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Semiannual report 2010 April 30, 2010
U.S. equities
The Large-Cap Value Equity Portfolio
The Select 20 Portfolio
The Large-Cap Growth Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio
The Real Estate Investment Trust Portfolio II

U.S. fixed income
The Core Focus Fixed Income Portfolio
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

International equities
The International Equity Portfolio
The Labor Select International Equity Portfolio
The Emerging Markets Portfolio
The Global Real Estate Securities Portfolio

International fixed income
The Global Fixed Income Portfolio
The International Fixed Income Portfolio

Delaware Pooled® Trust

Contents

Portfolio objectives	2
Disclosure of Portfolio expenses	4
Sector allocations, security types, country allocations,
and top 10 holdings	6
Statements of net assets	17
Statements of assets and liabilities	60
Statements of operations	64
Statements of changes in net assets	68
Financial highlights	73
Notes to financial statements	88
Other Portfolio information	110

Delaware Pooled® Trust
Delaware Pooled Trust, based in Philadelphia, is a registered investment company that offers no-load, open-end equity and fixed income mutual funds to institutional and high net worth individual investors. Delaware Pooled Trust is part of Delaware Investments, a full-service investment management organization. As of March 31, 2010, Delaware Investments managed more than $135 billion on behalf of individuals and institutions. The breadth and sophistication of services offered by Delaware Investments typically enable clients to gain the degree of administrative convenience and simplicity they want in investment management matters.

Delaware Investments provides equity and fixed income portfolio management, as well as balanced portfolios, retirement plans, and related nondiscretionary trust services. Delaware Management Company, a series of Philadelphia-based Delaware Management Business Trust (DMBT), serves as investment advisor for the Portfolios. Mondrian Investment Partners Limited serves as investment sub-advisor for International Equity,* Labor Select International Equity, Emerging Markets,* Global Fixed Income,* and International Fixed Income Portfolios.*

Shareholder services
Delaware Investments provides its Delaware Pooled Trust shareholders with annual and semiannual reports, monthly account reports, in-person reviews of account developments (as appropriate), and other communications.

Shareholders who have questions about their accounts or want to learn the net asset values of the Delaware Pooled Trust Portfolios may call 800 231-8002 weekdays from 9 a.m. to 5 p.m. Eastern time. Or they may write to: Client Services, Delaware Pooled Trust, 2005 Market Street, Philadelphia, PA 19103.

The performance quoted in this report represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 231-8002 or visiting www.delawareinvestments.com/institutional/performance. Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other important information can be found in the Portfolios’ prospectus, which may be obtained by calling 800 231-8002. Investors should read the prospectus carefully before investing. Performance includes reinvestment of all distributions.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. (DMHI) and its subsidiaries.

*Closed to new investors.	2010 Semiannual report • Delaware Pooled Trust
©2010 Delaware Management Holdings, Inc.
All third-party trademarks cited are the property of their respective owners.

Portfolio objectives

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in securities of large-capitalization companies that we believe have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. Typically, we seek to select securities that we believe are undervalued in relation to their intrinsic value as indicated by multiple factors.

The Select 20 Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in a portfolio of twenty (20) securities, primarily common stocks of companies that we believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

The Large-Cap Growth Equity Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of at least $3 billion.

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of growth-oriented companies that we believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500™ Growth Index.

The Real Estate Investment Trust Portfolio II seeks maximum long-term total return, with capital appreciation as a secondary objective. The Portfolio invests primarily in securities of companies principally engaged in the real estate industry.

The Core Focus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio will invest primarily in a diversified portfolio of investment grade, fixed income obligations, including securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities (U.S. government securities), mortgage-backed securities, asset-backed securities, corporate bonds, and other fixed income securities.

The High-Yield Bond Portfolio seeks high total return. The Portfolio will primarily invest its assets at the time of purchase in: (1) corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical rating organization (NRSRO); (2) securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P, rated P-1 or P-2 by Moody’s Investors Service, Inc., or unrated but considered to be of comparable quality.

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk. The Portfolio allocates its investments principally among three sectors of the fixed income securities markets: U.S. investment grade sector, U.S. high yield sector, and international sector.

The International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the United States, and that, in our opinion, are undervalued at the time of purchase based on our fundamental analysis. Investments will be made mainly in marketable securities of companies in developed countries. The International Equity Portfolio is presently closed to new investors.

The Labor Select International Equity Portfolio seeks maximum long-term total return. The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the United States, and that, in our opinion, are undervalued at the time of purchase based on the rigorous fundamental analysis that we employ. In addition to following these quantitative guidelines, we will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

2010 Semiannual report • Delaware Pooled Trust

The Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio, an international fund, generally invests in equity securities of companies that are organized in, have a majority of their assets in, or derive a majority of their operating income from emerging countries. The Emerging Markets Portfolio is presently closed to new investors.

The Global Real Estate Securities Portfolio seeks maximum long-term total return through a combination of current income and capital appreciation. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in securities issued by U.S. and non-U.S. companies in the real estate and real estate–related sectors. The Portfolio may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Global Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is a global fund that invests in issuers located throughout the world. The Global Fixed Income Portfolio is presently closed to new investors.

The International Fixed Income Portfolio seeks current income consistent with the preservation of principal. The Portfolio invests primarily in fixed income securities that may also provide the potential for capital appreciation. The Portfolio is an international fund that invests primarily in issuers that are organized, have a majority of their assets, or derive most of their operating income outside of the United States. The International Fixed Income Portfolio is presently closed to new investors.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus carefully before investing.

The Portfolios of Delaware Pooled® Trust (DPT) are designed exclusively for institutional investors and high net worth individuals.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

REIT investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

A REIT fund’s tax status as a regulated investment company could be jeopardized if it holds real estate directly, as a result of defaults, or receives rental income from real estate holdings.

The Portfolios’ share prices and yields will fluctuate in response to movements in stock prices.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Portfolios may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Portfolios may be prepaid prior to maturity, potentially forcing the Portfolios to reinvest that money at a lower interest rate.

Securities in the lowest of the rating categories considered to be investment grade (that is, Baa or BBB) have some speculative characteristics.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for a Portfolio to obtain precise valuations of the high yield securities in its portfolio.

Because the Portfolios expect to hold a concentrated portfolio of a limited number of securities, the Portfolios’ risk is increased because each investment has a greater effect on the Portfolios’ overall performance.

The Portfolios will be affected primarily by changes in stock prices.

The Real Estate Investment Trust II, The Global Real Estate Securities, The Select 20, The Global Fixed Income, and The International Fixed Income Portfolios are considered “nondiversified” as defined in the Investment Company Act of 1940. Nondiversified portfolios may allocate more of their net assets to investments in single securities than “diversified” portfolios. Resulting adverse effects may subject these portfolios to greater risks and volatility.

2010 Semiannual report • Delaware Pooled Trust

Disclosure of Portfolio expenses

For the period November 1, 2009 to April 30, 2010

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including reimbursement fees on The Emerging Markets Portfolio; and (2) ongoing costs, including management fees; distribution and/ or service (12b-1) fees on Class P shares of The Global Real Estate Securities Portfolio and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses

The first section of the table shown, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Certain of the Portfolios’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to a Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Pooled® Trust
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/09 to
	11/1/09	4/30/10	Ratio	4/30/10
Actual Portfolio Return
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,124.00	0.70%	$3.69
The Select 20
Portfolio	1,000.00	1,144.60	0.89%	4.73
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,148.00	0.65%	3.46
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,271.00	0.92%	5.18
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,320.40	0.95%	5.47
The Core Focus
Fixed Income
Portfolio	1,000.00	1,032.90	0.43%	2.17
The High-Yield
Bond Portfolio	1,000.00	1,131.00	0.59%	3.12
The Core Plus
Fixed Income
Portfolio	1,000.00	1,064.10	0.45%	2.30
The International
Equity Portfolio	1,000.00	1,017.00	0.87%	4.35
The Labor Select
International Equity
Portfolio	1,000.00	1,015.50	0.87%	4.35
The Emerging
Markets Portfolio	1,000.00	1,107.80	1.17%	6.11
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	1,121.90	1.23%	6.47

2010 Semiannual report • Delaware Pooled Trust

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	11/1/09 to
	11/1/09	4/30/10	Ratio	4/30/10
Actual Portfolio Return (continued)
The Global Real
Estate Securities
Portfolio Class P	$1,000.00	$1,119.60	1.48%	$7.78
The Global Fixed
Income Portfolio	1,000.00	990.10	0.60%	2.96
The International
Fixed Income
Portfolio	1,000.00	969.90	0.60%	2.93
Hypothetical 5% Return (5% return before expenses)
The Large-Cap
Value Equity
Portfolio	$1,000.00	$1,021.32	0.70%	$3.51
The Select 20
Portfolio	1,000.00	1,020.38	0.89%	4.46
The Large-Cap
Growth Equity
Portfolio	1,000.00	1,021.57	0.65%	3.26
The Focus Smid-Cap
Growth Equity
Portfolio	1,000.00	1,020.23	0.92%	4.61
The Real Estate
Investment Trust
Portfolio II	1,000.00	1,020.08	0.95%	4.76
The Core Focus
Fixed Income
Portfolio	1,000.00	1,022.66	0.43%	2.16
The High-Yield
Bond Portfolio	1,000.00	1,021.87	0.59%	2.96
The Core Plus
Fixed Income
Portfolio	1,000.00	1,022.56	0.45%	2.26
The International
Equity Portfolio	1,000.00	1,020.48	0.87%	4.36
The Labor Select
International
Equity Portfolio	1,000.00	1,020.48	0.87%	4.36
The Emerging
Markets Portfolio	1,000.00	1,018.99	1.17%	5.86
The Global Real Estate
Securities Portfolio
Original Class	1,000.00	1,018.70	1.23%	6.16
The Global Real Estate
Securities Portfolio
Class P	1,000.00	1,017.46	1.48%	7.40
The Global Fixed
Income Portfolio	1,000.00	1,021.82	0.60%	3.01
The International
Fixed Income
Portfolio	1,000.00	1,021.82	0.60%	3.01

2010 Semiannual report • Delaware Pooled Trust

Sector allocations and top 10 holdings

Delaware Pooled® Trust

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Value Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	96.12%
Consumer Discretionary	6.59%
Consumer Staples	14.45%
Energy	15.58%
Financials	8.80%
Health Care	17.15%
Industrials	6.05%
Information Technology	12.40%
Materials	3.27%
Telecommunications	5.85%
Utilities	5.98%
Discount Note	3.67%
Total Value of Securities	99.79%
Receivables and Other Assets Net of Liabilities	0.21%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
ConocoPhillips	3.38%
Lowe’s	3.31%
Comcast Class A	3.28%
duPont (E.I.) deNemours	3.27%
Xerox	3.21%
Intel	3.20%
Chevron	3.17%
CVS Caremark	3.10%
Bank of New York Mellon	3.07%
Williams	3.06%

The Select 20 Portfolio
Percentage
Sector	of Net Assets
Common Stock²	99.41%
Consumer Discretionary	4.93%
Energy	6.07%
Financial Services	14.30%
Health Care	28.70%
Materials & Processing	4.90%
Technology	35.27%
Utilities	5.24%
Discount Note	0.56%
Total Value of Securities	99.97%
Receivables and Other Assets Net of Liabilities	0.03%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	8.97%
Perrigo	7.35%
Allergan	6.75%
VeriSign	6.19%
Core Laboratories	6.07%
IntercontinentalExchange	5.82%
Crown Castle International	5.52%
Gilead Sciences	5.38%
j2 Global Communications	5.24%
QUALCOMM	5.00%

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

The Large-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock²	99.81%
Consumer Discretionary	13.12%
Consumer Staples	5.42%
Energy	4.33%
Financial Services	18.02%
Health Care	17.23%
Materials & Processing	4.83%
Producer Durables	2.81%
Technology	34.05%
Discount Note	0.51%
Securities Lending Collateral	4.38%
Total Value of Securities	104.70%
Obligation to Return Securities Lending Collateral	(4.47%)
Liabilities Net of Receivables and Other Assets	(0.23%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Apple	6.08%
Visa Class A	4.47%
EOG Resources	4.33%
Allergan	4.30%
Google Class A	4.27%
QUALCOMM	4.23%
Crown Castle International	4.02%
Medco Health Solutions	3.98%
Intuit	3.94%
VeriSign	3.86%

The Focus Smid-Cap Growth Equity Portfolio
Percentage
Sector	of Net Assets
Common Stock	99.30%
Consumer Discretionary	22.90%
Consumer Staples	8.24%
Energy	5.04%
Financial Services	14.70%
Health Care	12.29%
Producer Durables	10.51%
Technology	21.16%
Utilities	4.46%
Discount Note	1.33%
Total Value of Securities	100.63%
Liabilities Net of Receivables and Other Assets	(0.63%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Core Laboratories	5.04%
Peet’s Coffee & Tea	4.90%
VeriSign	4.62%
Perrigo	4.55%
Affiliated Managers Group	4.54%
j2 Global Communications	4.47%
SBA Communications Class A	4.32%
Strayer Education	4.05%
Expeditors International of Washington	3.94%
C.H. Robinson Worldwide	3.82%

2010 Semiannual report • Delaware Pooled Trust

(continues)     7

Sector allocations and top 10 holdings

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.51%
Diversified REITs	6.01%
Health Care REITs	9.91%
Hotel REITs	6.69%
Industrial REITs	2.27%
Mall REITs	13.65%
Manufactured Housing REIT	1.22%
Multifamily REITs	17.32%
Office REITs	14.28%
Office/Industrial REITs	5.12%
Self-Storage REITs	7.32%
Shopping Center REITs	8.82%
Single Family REIT	1.66%
Specialty REITs	3.24%
Discount Note	1.54%
Total Value of Securities	99.05%
Receivables and Other Assets Net of Liabilities	0.95%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	9.46%
Public Storage	6.60%
Equity Residential	5.51%
Boston Properties	4.99%
Vornado Realty Trust	4.72%
Host Hotels & Resorts	4.05%
SL Green Realty	3.23%
Digital Realty Trust	3.10%
Ventas	3.05%
Kimco Realty	2.78%

2010 Semiannual report • Delaware Pooled Trust

Security types

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Security	0.09%
Agency Collateralized Mortgage Obligations	4.13%
Agency Mortgage-Backed Securities	23.22%
Commercial Mortgage-Backed Securities	9.13%
Corporate Bonds	34.38%
Banking	11.61%
Basic Industry	1.55%
Brokerage	2.75%
Capital Goods	0.77%
Communications	4.85%
Consumer Cyclical	0.65%
Consumer Non-Cyclical	2.77%
Electric	1.68%
Energy	2.20%
Finance Companies	0.85%
Insurance	0.79%
Natural Gas	2.52%
Real Estate	1.19%
Technology	0.20%
Non-Agency Asset-Backed Securities	10.71%
Non-Agency Collateralized Mortgage Obligations	0.88%
Regional Authorities	1.62%
Sovereign Agencies	3.10%
Supranational Banks	1.31%
U.S. Treasury Obligations	10.16%
Preferred Stock	0.16%
Discount Note	15.87%
Securities Lending Collateral	8.45%
Total Value of Securities	123.21%
Obligation to Return Securities Lending Collateral	(8.68%)
Liabilities Net of Receivables and Other Assets	(14.53%)
Total Net Assets	100.00%

2010 Semiannual report • Delaware Pooled Trust

(continues)     9

Security types

Delaware Pooled® Trust — The High-Yield Bond Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security types	of Net Assets
Convertible Bonds	0.39%
Corporate Bonds	93.63%
Basic Industry	7.55%
Brokerage	1.37%
Capital Goods	6.87%
Consumer Cyclical	9.85%
Consumer Non-Cyclical	7.88%
Energy	11.78%
Finance & Investments	9.64%
Media	7.41%
Real Estate	0.48%
Services Cyclical	7.38%
Services Non-Cyclical	5.13%
Technology & Electronics	2.91%
Telecommunications	12.32%
Utilities	3.06%
Senior Secured Loans	2.17%
Common Stock	0.59%
Preferred Stock	0.00%
Warrant	0.00%
Discount Note	1.65%
Securities Lending Collateral	6.56%
Total Value of Securities	104.99%
Obligation to Return Securities Lending Collateral	(6.71%)
Receivables and Other Assets Net of Liabilities	1.72%
Total Net Assets	100.00%

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Security types	of Net Assets
Agency Asset-Backed Securities	0.23%
Agency Collateralized Mortgage Obligations	2.95%
Agency Mortgage-Backed Securities	14.64%
Commercial Mortgage-Backed Securities	9.56%
Convertible Bonds	0.43%
Corporate Bonds	44.46%
Banking	11.54%
Basic Industries	2.86%
Brokerage	2.20%
Capital Goods	1.14%
Communications	8.14%
Consumer Cyclical	2.33%
Consumer Non-Cyclical	4.11%
Electric	2.53%
Energy	4.05%
Finance Companies	2.54%
Insurance	0.34%
Natural Gas	1.33%
Real Estate	1.17%
Technology	0.18%
Non-Agency Asset-Backed Securities	9.33%
Non-Agency Collateralized Mortgage Obligations	2.18%
Regional Authority	0.02%
Senior Secured Loans	3.84%
Sovereign Agencies	0.75%
Sovereign Debt	3.67%
Supranational Banks	1.13%
U.S. Treasury Obligations	2.46%
Preferred Stock	0.22%
Discount Note	11.60%
Securities Lending Collateral	2.71%
Total Value of Securities	110.18%
Obligation to Return Securities Lending Collateral	(2.81%)
Liabilities Net of Receivables and Other Assets	(7.37%)
Total Net Assets	100.00%

2010 Semiannual report • Delaware Pooled Trust

(continues)     11

Country and sector allocations

Delaware Pooled® Trust — The International Equity Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	99.02%
Australia	10.23%
Belgium	0.39%
Finland	0.66%
France	13.40%
Germany	5.09%
Hong Kong	1.39%
Ireland	0.42%
Italy	1.84%
Japan	21.70%
Netherlands	3.02%
New Zealand	0.58%
Singapore	5.04%
South Africa	0.97%
Spain	6.93%
Switzerland	5.00%
Taiwan	2.41%
United Kingdom	19.95%
Discount Note	0.77%
Securities Lending Collateral	3.65%
Total Value of Securities	103.44%
Obligation to Return Securities Lending Collateral	(3.82%)
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	6.39%
Consumer Staples	15.41%
Energy	11.88%
Financials	15.09%
Health Care	13.22%
Industrials	4.86%
Information Technology	4.59%
Materials	3.30%
Telecommunication Services	17.05%
Utilities	7.23%
Total	99.02%

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s or sub-advisor’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	98.50%
Australia	11.04%
Belgium	0.33%
Finland	0.65%
France	11.79%
Germany	3.49%
Hong Kong	1.99%
Ireland	0.42%
Italy	2.06%
Japan	22.36%
Netherlands	3.03%
New Zealand	0.71%
Singapore	5.05%
Spain	7.21%
Switzerland	5.15%
United Kingdom	23.22%
Discount Note	1.24%
Securities Lending Collateral	0.81%
Total Value of Securities	100.55%
Obligation to Return Securities Lending Collateral	(0.88%)
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	5.32%
Consumer Staples	16.49%
Energy	12.28%
Financials	16.60%
Health Care	13.27%
Industrials	2.59%
Information Technology	3.61%
Materials	3.60%
Telecommunication Services	16.32%
Utilities	8.42%
Total	98.50%

2010 Semiannual report • Delaware Pooled Trust

(continues)     13

Country and sector allocations

Delaware Pooled® Trust — The Emerging Markets Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	93.05%
Brazil	9.87%
Chile	3.30%
China	20.11%
Colombia	1.71%
Czech Republic	3.78%
Egypt	2.06%
India	3.10%
Indonesia	1.67%
Israel	0.43%
Kazakhstan	1.01%
Malaysia	1.96%
Mexico	3.90%
Philippines	1.86%
Poland	1.14%
Republic of Korea	4.33%
Russia	3.44%
Singapore	1.76%
South Africa	6.59%
Taiwan	12.95%
Thailand	2.68%
Turkey	5.40%
Preferred Stock	5.12%
Brazil	2.35%
Republic of Korea	2.77%
Discount Note	1.87%
Securities Lending Collateral	2.77%
Total Value of Securities	102.81%
Obligation to Return Securities Lending Collateral	(2.86%)
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	3.36%
Consumer Staples	8.63%
Energy	12.21%
Financials	20.30%
Health Care	0.28%
Industrials	12.81%
Information Technology	10.03%
Materials	3.54%
Telecommunication Services	15.84%
Utilities	11.17%
Total	98.17%

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

As of April 30, 2010

Sector designations may be different than the sector designations presented in other Portfolio materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one portfolio being different than another portfolio’s sector designations.

Percentage
Country	of Net Assets
Common Stock	96.20%
Australia	9.19%
Austria	0.57%
Canada	5.45%
China	12.37%
France	3.63%
Germany	0.86%
Italy	0.84%
Japan	11.60%
Netherlands	0.88%
Singapore	3.42%
Sweden	0.96%
Switzerland	2.12%
United Kingdom	6.02%
United States	38.29%
Preferred Stock	0.34%
Warrant	0.00%
Discount Note	2.77%
Securities Lending Collateral	17.17%
Total Value of Securities	116.48%
Obligation to Return Securities Lending Collateral	(17.85%)
Receivables and Other Assets Net of Liabilities	1.37%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Diversified REITs	23.58%
Health Care REITs	2.86%
Hotel REITs	3.22%
Industrial REITs	1.27%
Mall REITs	6.70%
Manufactured Housing REITs	0.53%
Multifamily REITs	8.45%
Office REITs	10.98%
Real Estate Operating Companies	24.91%
Shopping Center REITs	9.56%
Single Tenant REITS	0.59%
Self-Storage REITs	3.89%
Total	96.54%

2010 Semiannual report • Delaware Pooled Trust

(continues)     15

Country allocations

Delaware Pooled® Trust

As of April 30, 2010

The Global Fixed Income Portfolio

Percentage
Country	of Net Assets
Bonds	97.31%
Australia	13.08%
Austria	2.56%
Denmark	3.62%
France	4.25%
Germany	6.80%
Greece	2.00%
Ireland	3.33%
Italy	9.01%
Japan	8.15%
Netherlands	6.43%
Norway	4.08%
Poland	3.83%
Qatar	1.87%
Spain	1.58%
Supranational	8.77%
United Kingdom	6.70%
United States	11.25%
Discount Note	1.12%
Total Value of Securities	98.43%
Receivables and Other Assets Net of Liabilities	1.57%
Total Net Assets	100.00%

The International Fixed Income Portfolio

Percentage
Country	of Net Assets
Bonds	97.13%
Australia	14.19%
Austria	2.90%
Belgium	1.35%
Finland	4.34%
France	10.43%
Germany	12.27%
Greece	2.18%
Ireland	3.73%
Italy	3.58%
Japan	10.96%
Netherlands	5.47%
Norway	4.36%
Poland	4.07%
Slovenia	1.84%
Supranational	9.13%
United Kingdom	5.75%
United States	0.58%
Discount Note	0.89%
Total Value of Securities	98.02%
Receivables and Other Assets Net of Liabilities	1.98%
Total Net Assets	100.00%

2010 Semiannual report • Delaware Pooled Trust

Statements of net assets

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

April 30, 2010 (Unaudited)

	Number of
	Shares	Value
Common Stock – 96.12%
Consumer Discretionary – 6.59%
Comcast Class A	19,200	$379,008
Lowe’s	14,100	382,392
		761,400
Consumer Staples – 14.45%
Archer-Daniels-Midland	11,000	307,340
CVS Caremark	9,700	358,221
Kimberly-Clark	5,600	343,056
Kraft Foods Class A	11,500	340,400
Safeway	13,600	320,960
		1,669,977
Energy – 15.58%
Chevron	4,500	366,480
ConocoPhillips	6,600	390,654
Marathon Oil	10,900	350,435
National Oilwell Varco	7,700	339,031
Williams	15,000	354,150
		1,800,750
Financials – 8.80%
Allstate	10,500	343,035
Bank of New York Mellon	11,400	354,882
Travelers	6,300	319,662
		1,017,579
Health Care – 17.15%
Bristol-Myers Squibb	13,300	336,357
Cardinal Health	9,500	329,555
Johnson & Johnson	5,200	334,360
Merck	9,000	315,360
Pfizer	19,411	324,552
Quest Diagnostics	6,000	342,960
		1,983,144
Industrials – 6.05%
Northrop Grumman	5,200	352,716
Waste Management	10,000	346,800
		699,516
Information Technology – 12.40%
Intel	16,200	369,846
International Business Machines	2,700	348,300
† Motorola	48,700	344,309
Xerox	34,000	370,600
		1,433,055
Materials – 3.27%
duPont (E.I.) deNemours	9,500	378,480
		378,480
Telecommunications – 5.85%
AT&T	13,300	346,598
Verizon Communications	11,400	329,346
		675,944
Utilities – 5.98%
Edison International	10,000	343,700
Progress Energy	8,700	347,304
		691,004
Total Common Stock
(cost $10,617,153)		11,110,849

	Principal
	Amount
≠Discount Note – 3.67%
Federal Home Loan Bank 0.06% 5/3/10	$424,003	424,001
Total Discount Note
(cost $424,001)		424,001

Total Value of Securities – 99.79%
(cost $11,041,154)		11,534,850
Receivables and Other Assets
Net of Liabilities – 0.21%		24,205
Net Assets Applicable to 793,902
Shares Outstanding; Equivalent to
$14.56 Per Share – 100.00%		$11,559,055

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$13,374,948
Undistributed net investment income		74,836
Accumulated net realized loss on investments		(2,384,425)
Net unrealized appreciation of investments		493,696
Total net assets		$11,559,055

≠The rate shown is the effective yield at time of purchase.
†Non income producing security.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     17

Statements of net assets

Delaware Pooled® Trust — The Select 20 Portfolio

April 30, 2010 (Unaudited)

	Number of
	Shares	Value
Common Stock – 99.41%²
Consumer Discretionary – 4.93%
Lowe’s	19,300	$523,416
		523,416
Energy – 6.07%
Core Laboratories	4,300	644,527
		644,527
Financial Services – 14.30%
Bank of New York Mellon	14,600	454,498
† IntercontinentalExchange	5,300	618,139
MasterCard Class A	1,800	446,472
		1,519,109
Health Care – 28.70%
Allergan	11,250	716,512
† Gilead Sciences	14,400	571,248
† Medco Health Solutions	8,400	494,928
Perrigo	12,800	781,184
UnitedHealth Group	16,000	484,960
		3,048,832
Materials & Processing – 4.90%
Syngenta ADR	10,300	520,253
		520,253
Technology – 35.27%
† Apple	3,650	953,088
† Crown Castle International	15,500	586,675
† Google Class A	1,000	525,440
QUALCOMM	13,700	530,738
† Symantec	29,400	493,038
† VeriSign	24,100	657,207
		3,746,186
Utilities – 5.24%
† j2 Global Communications	23,100	556,248
		556,248
Total Common Stock
(cost $8,610,926)		10,558,571

	Principal
	Amount
≠Discount Note – 0.56%
Federal Home Loan Bank 0.06% 5/3/10	$59,000	59,000
Total Discount Note
(cost $59,000)		59,000

Total Value of Securities – 99.97%
(cost $8,669,926)		10,617,571
Receivables and Other Assets Net of
Liabilities – 0.03%		3,588
Net Assets Applicable to 1,862,397 Shares
Outstanding; Equivalent to $5.70 Per
Share – 100.00%		$10,621,159

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$13,738,028
Accumulated net realized loss on investments		(5,064,514)
Net unrealized appreciation of investments		1,947,645
Total net assets		$10,621,159

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
#The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

April 30, 2010 (Unaudited)

	Number of
	Shares	Value
Common Stock – 99.81%²
Consumer Discretionary – 13.12%
Lowe’s	262,400	$7,116,288
* NIKE Class B	110,000	8,350,100
*† priceline.com	33,800	8,857,290
* Staples	346,900	8,162,557
		32,486,235
Consumer Staples – 5.42%
Procter & Gamble	97,900	6,085,464
* Walgreen	208,300	7,321,745
		13,407,209
Energy – 4.33%
EOG Resources	95,600	10,718,672
		10,718,672
Financial Services – 18.02%
Bank of New York Mellon	246,300	7,667,319
CME Group	25,600	8,407,296
† IntercontinentalExchange	75,300	8,782,239
* MasterCard Class A	35,000	8,681,400
* Visa Class A	122,600	11,062,198
		44,600,452
Health Care – 17.23%
Allergan	167,200	10,648,968
† Gilead Sciences	184,400	7,315,148
† Medco Health Solutions	167,400	9,863,208
Novo Nordisk ADR	113,900	9,351,190
UnitedHealth Group	180,700	5,477,017
		42,655,531
Materials & Processing – 4.83%
* Praxair	68,500	5,738,245
Syngenta ADR	123,400	6,232,934
		11,971,179
Producer Durables – 2.81%
* Expeditors International of Washington	170,500	6,946,170
		6,946,170
Technology – 34.05%
† Adobe Systems	191,100	6,419,049
† Apple	57,600	15,040,512
*† Crown Castle International	263,200	9,962,120
† Google Class A	20,100	10,561,344
*† Intuit	270,000	9,763,200
QUALCOMM	270,000	10,459,800
*† Symantec	357,700	5,998,629
*† Teradata	225,000	6,540,750
*† VeriSign	350,000	9,544,500
		84,289,904
Total Common Stock
(cost $216,683,097)		247,075,352

	Principal
	Amount
≠Discount Note – 0.51%
Federal Home Loan Bank
0.06% 5/3/10	$1,274,008	1,274,003
Total Discount Note
(cost $1,274,003)		1,274,003

Total Value of Securities Before Securities
Lending Collateral – 100.32%
(cost $217,957,100)		248,349,355

	Number of
	Shares
Securities Lending Collateral** – 4.38%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,778,051	9,778,051
BNY Mellon SL DBT II Liquidating Fund	1,063,292	1,051,596
@† Mellon GSL Reinvestment Trust II	224,466	9,540
Total Securities Lending Collateral
(cost $11,065,809)		10,839,187

Total Value of Securities – 104.70%
(cost $229,022,909)		259,188,542 ©
Obligation to Return Securities
Lending Collateral** – (4.47%)		(11,065,809)
Liabilities Net of Receivables and
Other Assets – (0.23%)		(580,086)
Net Assets Applicable to 29,417,295
Shares Outstanding; Equivalent to
$8.41 Per Share – 100.00%		$247,542,647

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$299,005,378
Undistributed net investment income		217,024
Accumulated net realized loss on investments		(81,845,388)
Net unrealized appreciation of investments		30,165,633
Total net assets		$247,542,647

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $10,813,307 of securities loaned.
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $9,540, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

ADR — American Depositary Receipts

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     19

Statements of net assets

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

April 30, 2010 (Unaudited)

	Number of
	Shares	Value
Common Stock – 99.30%
Consumer Discretionary – 22.90%
† DineEquity	1,975	$81,232
Fastenal	1,900	103,911
Gentex	3,200	68,768
† Interval Leisure Group	4,400	65,076
† NetFlix	1,100	108,647
Ritchie Bros Auctioneers	2,200	51,480
Strayer Education	525	127,637
Weight Watchers International	4,350	115,580
		722,331
Consumer Staples – 8.24%
† Peet’s Coffee & Tea	3,900	154,518
† Whole Foods Market	2,700	105,354
		259,872
Energy – 5.04%
Core Laboratories	1,060	158,883
		158,883
Financial Services – 14.70%
† Affiliated Managers Group	1,700	143,106
Heartland Payment Systems	5,400	99,252
† IntercontinentalExchange	1,000	116,630
† optionsXpress Holdings	5,900	104,725
		463,713
Health Care – 12.29%
† ABIOMED	4,400	42,416
† athenahealth	2,850	82,707
Perrigo	2,350	143,421
Techne	1,800	119,250
		387,794
Producer Durables – 10.51%
C.H. Robinson Worldwide	2,000	120,600
Expeditors International of Washington	3,050	124,257
Graco	2,500	86,700
		331,557
Technology – 21.16%
Blackbaud	3,800	87,590
† SBA Communications Class A	3,850	136,175
† Sybase	2,200	95,436
† Teradata	3,300	95,931
† VeriFone Holdings	5,600	106,568
† VeriSign	5,350	145,894
		667,594
Utilities – 4.46%
† j2 Global Communications	5,850	140,868
		140,868
Total Common Stock
(cost $2,209,586)		3,132,612

	Principal
	Amount
≠Discount Note – 1.33%
Federal Home Loan Bank
0.06% 5/3/10	$42,000	42,000
Total Discount Note
(cost $42,000)		42,000

Total Value of Securities – 100.63%
(cost $2,251,586)		3,174,612
Liabilities Net of Receivables and
Other Assets – (0.63%)		(19,792)
Net Assets Applicable to 284,943
Shares Outstanding; Equivalent to
$11.07 Per Share – 100.00%		$3,154,820

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$3,922,301
Accumulated net realized loss on investments		(1,690,507)
Net unrealized appreciation of investments		923,026
Total net assets		$3,154,820

≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

April 30, 2010 (Unaudited)

	Number of
	Shares	Value
Common Stock – 97.51%
Diversified REITs – 6.01%
Colonial Properties Trust	2,375	$37,454
Lexington Realty Trust	3,390	24,001
Vornado Realty Trust	2,675	223,015
		284,470
Health Care REITs – 9.91%
Cogdell Spencer	2,320	17,586
HCP	3,585	115,150
Healthcare Realty Trust	2,335	56,367
Nationwide Health Properties	1,340	46,927
Omega Healthcare Investors	3,500	70,070
Senior Housing Properties Trust	815	18,321
Ventas	3,050	144,051
		468,472
Hotel REITs – 6.69%
† Chesapeake Lodging Trust	1,275	23,932
DiamondRock Hospitality	7,135	78,414
Host Hotels & Resorts	11,793	191,754
† Strategic Hotels & Resorts	3,455	22,181
		316,281
Industrial REITs – 2.27%
AMB Property	2,300	64,078
First Potomac Realty Trust	1,580	25,628
ProLogis	1,335	17,582
		107,288
Mall REITs – 13.65%
CBL & Associates Properties	1,620	23,652
Macerich	2,788	124,651
Simon Property Group	5,026	447,415
Taubman Centers	1,145	49,659
		645,377
Manufactured Housing REIT – 1.22%
Equity Lifestyle Properties	1,040	57,730
		57,730
Multifamily REITs – 17.32%
Apartment Investment & Management	3,100	69,471
AvalonBay Communities	1,122	116,733
BRE Properties	2,015	84,146
Camden Property Trust	2,320	112,358
Equity Residential	5,760	260,754
Essex Property Trust	829	87,725
UDR	4,341	88,166
		819,353
Office REITs – 14.28%
Alexandria Real Estate Equities	1,060	75,059
BioMed Realty Trust	3,365	62,286
Boston Properties	2,990	235,790
Corporate Office Properties Trust	1,490	60,271
Kilroy Realty	2,535	88,877
SL Green Realty	2,460	152,938
		675,221
Office/Industrial REITs – 5.12%
Digital Realty Trust	2,500	146,750
Duke Realty	2,110	28,548
DuPont Fabros Technology	2,195	48,663
PS Business Parks	300	18,000
		241,961
Self-Storage REITs – 7.32%
Extra Space Storage	2,265	34,020
Public Storage	3,220	312,051
		346,071
Shopping Center REITs – 8.82%
Acadia Realty Trust	1,975	37,683
Federal Realty Investment Trust	1,418	109,739
Kimco Realty	8,435	131,502
Kite Realty Group Trust	2,315	12,547
Ramco-Gershenson Properties Trust	2,385	29,717
Regency Centers	2,340	96,057
		417,245
Single Family REIT – 1.66%
National Retail Properties	3,335	78,473
		78,473
Specialty REITs – 3.24%
Entertainment Properties Trust	800	34,976
Plum Creek Timber	1,485	59,103
Rayonier	1,210	59,266
		153,345
Total Common Stock (cost $3,765,075)		4,611,287

	Principal
	Amount
≠Discount Note – 1.54%
Federal Home Loan Bank 0.06% 5/3/10	$73,000	73,000
Total Discount Note (cost $73,000)		73,000

Total Value of Securities – 99.05%
(cost $3,838,075)		4,684,287
Receivables and Other Assets
Net of Liabilities – 0.95%		44,920
Net Assets Applicable to 862,933
Shares Outstanding; Equivalent to
$5.48 Per Share – 100.00%		$4,729,207

2010 Semiannual report • Delaware Pooled Trust

(continues)     21

Statements of net assets

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$7,569,186
Undistributed net investment income	40,481
Accumulated net realized loss on investments	(3,726,672)
Net unrealized appreciation of investments	846,212
Total net assets	$4,729,207

≠	The rate shown is the effective yield at time of purchase.
†	Non income producing security.

REIT – Real Estate Investment Trust

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

April 30, 2010 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.09%
	Fannie Mae Grantor Trust
	Series 2003-T4 2A5
	5.407% 9/26/33	$19,257	$17,504
Total Agency Asset-Backed Security
	(cost $19,070)		17,504

Agency Collateralized Mortgage Obligations – 4.13%
	Fannie Mae REMIC
	Series 2002-90 A1 6.50% 6/25/42	2,488	2,721
	Series 2004-49 EB 5.00% 7/25/24	215,000	228,605
	Series 2005-110 MB 5.50% 9/25/35	97,215	105,250
	Freddie Mac REMIC
	Series 3027 DE 5.00% 9/15/25	190,000	200,774
	Series 3123 HT 5.00% 3/15/26	95,000	100,356
	Series 3173 PE 6.00% 4/15/35	90,000	98,072
	Series 3416 GK 4.00% 7/15/22	46,812	48,640
Total Agency Collateralized
	Mortgage Obligations
	(cost $753,635)		784,418

Agency Mortgage-Backed Securities – 23.22%
	Fannie Mae Relocation 30 yr
	5.00% 2/1/36	129,405	133,020
	Fannie Mae S.F. 15 yr
	4.50% 8/1/19	8,231	8,675
	4.50% 6/1/23	267,653	278,774
	5.00% 1/1/20	9,593	10,214
	5.00% 6/1/20	2,317	2,467
	5.00% 2/1/21	5,247	5,561
	5.50% 4/1/23	250,060	267,496
	Fannie Mae S.F. 15 yr TBA
	4.50% 5/1/25	905,000	940,493
	5.50% 5/1/25	200,000	213,719
	Fannie Mae S.F. 30 yr
	5.00% 5/1/34	13,001	13,563
	5.00% 1/1/35	19,102	19,928
	5.00% 5/1/35	34,789	36,206
	5.00% 6/1/35	60,960	63,444
	5.00% 4/1/36	52,991	55,018
	5.00% 12/1/36	244,150	254,099
	5.00% 12/1/37	39,446	40,918
	5.00% 2/1/38	27,324	28,326
	6.00% 10/1/35	23,074	24,691
	Fannie Mae S.F. 30 yr TBA
	4.50% 5/1/40	500,000	504,063
	5.00% 5/1/40	200,000	207,000
•	Freddie Mac ARM 5.066% 8/1/38	186,949	197,020
	Freddie Mac S.F. 15 yr
	5.00% 12/1/22	187,087	198,684
	Freddie Mac S.F. 15 yr TBA
	5.00% 5/1/25	180,000	190,266
	5.50% 5/1/25	180,000	192,600
	Freddie Mac S.F. 30 yr
	5.00% 3/1/34	36,783	38,391
	5.00% 2/1/36	15,145	15,760
	Freddie Mac S.F. 30 yr TBA
	6.00% 5/1/40	365,000	390,664
	6.50% 5/1/40	70,000	75,895
Total Agency Mortgage-Backed
	Securities (cost $4,301,525)		4,406,955

Commercial Mortgage-Backed Securities – 9.13%
#	American Tower Trust Series
	2007-1A D 144A 5.957% 4/15/37	25,000	26,361
•	Bank of America Commercial
	Mortgage Securities
	Series 2004-3 A5 5.595% 6/10/39	15,000	15,812
	Series 2005-6 A4 5.35% 9/10/47	115,000	121,314
	Bear Stearns Commercial
	Mortgage Securities
	•Series 2005-PW10 A4
	5.405% 12/11/40	180,000	186,788
	•Series 2005-T20 A4A
	5.297% 10/12/42	35,000	36,888
	•Series 2006-PW12 A4
	5.906% 9/11/38	65,000	68,844
	Series 2006-PW14 A4
	5.201% 12/11/38	95,000	96,013
	Series 2007-PW15 A4
	5.331% 2/11/44	60,000	59,281
	•Series 2007-T28 A4
	5.742% 9/11/42	100,000	105,122
•w	Commercial Mortgage Pass
	Through Certificates
	#Series 2001-J1A A2 144A
	6.457% 2/16/34	14,672	14,830
	Series 2005-C6 A5A
	5.116% 6/10/44	75,000	77,320
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1 AAB
	5.681% 2/15/39	30,000	31,515
#	Crown Castle Towers Series
	2006-1A B 144A
	5.362% 11/15/36	55,000	57,516
	First Union National Bank-
	Bank of America Commercial
	Mortgage Trust Series 2001-C1 C
	6.403% 3/15/33	30,000	30,603
	General Electric Capital Commercial
	Mortgage Series 2002-1A A3
	6.269% 12/10/35	95,000	100,918

2010 Semiannual report • Delaware Pooled Trust

(continues)     23

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A3
	4.602% 8/10/38	$29,393	$29,686
	•Series 2004-GG2 A6
	5.396% 8/10/38	45,000	47,381
	Series 2005-GG4 A4
	4.761% 7/10/39	160,000	162,907
	Series 2005-GG4 A4A
	4.751% 7/10/39	85,000	86,905
	•Series 2006-GG6 A4
	5.553% 4/10/38	45,000	46,083
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37	75,000	79,047
	•Series 2005-LDP3 A4A
	4.936% 8/15/42	25,000	25,885
	•Series 2005-LDP4 A4
	4.918% 10/15/42	35,000	36,068
	•Series 2005-LDP5 A4
	5.344% 12/15/44	55,000	57,766
	Lehman Brothers-UBS Commercial
	Mortgage Trust Series 2002-C1
	A4 6.462% 3/15/31	45,000	47,999
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.802% 6/11/42	80,000	83,900
Total Commercial Mortgage-Backed
	Securities (cost $1,585,756)		1,732,752

Corporate Bonds – 34.38%
Banking – 11.61%
#	Achmea Hypotheekbank 144A
	3.20% 11/3/14	100,000	102,043
	Bank of America
	4.50% 4/1/15	55,000	55,564
	5.30% 3/15/17	45,000	44,669
	5.75% 12/1/17	25,000	25,580
#	Barclays Bank 144A 6.05% 12/4/17	130,000	135,680
	BB&T 5.25% 11/1/19	160,000	163,167
*	Capital One Financial
	7.375% 5/23/14	165,000	190,870
	Citigroup
	6.01% 1/15/15	50,000	53,342
	6.375% 8/12/14	70,000	75,587
#	Dexia Credit Local 144A
	2.75% 1/10/14	105,000	106,934
	JPMorgan Chase Capital XVIII
	6.95% 8/17/36	15,000	15,357
	JPMorgan Chase Capital XXII
	6.45% 2/2/37	25,000	23,673
	JPMorgan Chase Capital XXV
	6.80% 10/1/37	56,000	56,315
*	KFW 4.00% 1/27/20	55,000	55,280
#	NIBC Bank 144A 2.80% 12/2/14	100,000	100,319
	Oesterreichische Kontrollbank
	1.75% 3/11/13	50,000	50,077
	4.875% 2/16/16	90,000	98,461
	PNC Funding
	5.125% 2/8/20	45,000	45,905
	5.625% 2/1/17	138,000	143,437
•#	Rabobank 144A 11.00% 6/29/49	85,000	109,669
	Regions Financial
	5.75% 6/15/15	5,000	5,010
	7.75% 11/10/14	60,000	64,854
	Rentenbank
	3.125% 7/15/15	55,000	55,815
	*3.25% 3/15/13	45,000	47,063
	4.125% 7/15/13	105,000	112,158
•	USB Capital IX 6.189% 10/29/49	53,000	46,574
	Wachovia
	5.25% 8/1/14	20,000	21,238
	5.625% 10/15/16	70,000	74,785
•	Wells Fargo Capital XIII
	7.70% 12/29/49	118,000	123,310
			2,202,736
Basic Industry – 1.55%
	Cytec Industries 8.95% 7/1/17	45,000	55,086
	Dow Chemical 8.55% 5/15/19	60,000	73,436
	International Paper 9.375% 5/15/19	45,000	57,332
	Reliance Steel & Aluminum
	6.85% 11/15/36	31,000	27,862
	Teck Resources 9.75% 5/15/14	45,000	54,900
	Vale Overseas 6.875% 11/10/39	25,000	26,355
			294,971
Brokerage – 2.75%
	Bear Stearns 6.40% 10/2/17	60,000	66,478
#	FIH Erhvervsbank 144A
	1.75% 12/6/12	100,000	100,373
	Goldman Sachs Group
	5.375% 3/15/20	65,000	63,256
	5.95% 1/18/18	18,000	18,492
	6.15% 4/1/18	20,000	20,750
	6.25% 9/1/17	33,000	34,590
	Jefferies Group
	6.25% 1/15/36	10,000	8,835
	6.45% 6/8/27	64,000	58,994
	Lazard Group
	6.85% 6/15/17	37,000	37,670
	7.125% 5/15/15	7,000	7,415
	Morgan Stanley 6.00% 4/28/15	98,000	104,835
			521,688

2010 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Capital Goods – 0.77%
	Allied Waste North America
	6.875% 6/1/17	$45,000	$49,683
	7.125% 5/15/16	45,000	49,167
#	BAE Systems Holdings 144A
	5.20% 8/15/15	25,000	26,249
	Thermo Fisher Scientific
	3.20% 5/1/15	15,000	15,106
	4.70% 5/1/20	5,000	5,093
			145,298
Communications – 4.85%
	American Tower 7.00% 10/15/17	45,000	50,513
	AT&T 6.50% 9/1/37	85,000	90,857
	Comcast
	5.30% 1/15/14	20,000	21,826
	5.85% 11/15/15	40,000	44,441
	6.30% 11/15/17	10,000	11,101
	6.95% 8/15/37	10,000	11,173
#	Cox Communications 144A
	6.25% 6/1/18	25,000	27,340
	6.45% 12/1/36	25,000	26,227
	6.95% 6/1/38	20,000	22,197
	DirecTV Holdings/Finance
	7.625% 5/15/16	130,000	145,289
#	NBC Universal 144A 5.15% 4/30/20	65,000	65,886
	Qwest 8.375% 5/1/16	45,000	51,525
	Rogers Communications
	7.50% 3/15/15	20,000	23,580
	Telecom Italia Capital 5.25% 10/1/15	108,000	111,499
	Time Warner Cable 8.25% 4/1/19	53,000	64,886
	Verizon Communications
	6.40% 2/15/38	30,000	32,231
#	Vivendi 144A
	5.75% 4/4/13	75,000	81,490
	6.625% 4/4/18	35,000	38,832
			920,893
Consumer Cyclical – 0.65%
w#	CVS Pass Through Trust 144A
	8.353% 7/10/31	93,821	112,611
	International Game Technology
	7.50% 6/15/19	10,000	11,663
			124,274
Consumer Non-Cyclical – 2.77%
	Beckman Coulter 6.00% 6/1/15	60,000	66,179
#	Brambles USA 144A
	3.95% 4/1/15	20,000	20,271
	5.35% 4/1/20	20,000	20,407
#	CareFusion 144A 6.375% 8/1/19	65,000	72,742
	Hospira 6.40% 5/15/15	85,000	95,725
	Kraft Foods 5.375% 2/10/20	50,000	51,959
	Life Technologies
	4.40% 3/1/15	5,000	5,139
	6.00% 3/1/20	65,000	68,518
	Medco Health Solutions
	7.125% 3/15/18	55,000	63,988
	Yale University 2.90% 10/15/14	60,000	61,318
			526,246
Electric – 1.68%
#	American Transmission Systems 144A
	5.25% 1/15/22	25,000	25,689
	Illinois Power 9.75% 11/15/18	110,000	144,691
	Pennsylvania Electric 5.20% 4/1/20	65,000	66,585
	PPL Electric Utilities
	7.125% 11/30/13	30,000	34,973
	Public Service Oklahoma
	5.15% 12/1/19	45,000	46,770
			318,708
Energy – 2.20%
	Anadarko Finance 7.50% 5/1/31	20,000	23,094
	Nexen 7.50% 7/30/39	30,000	35,955
	Noble Energy 8.25% 3/1/19	45,000	55,488
	Petrobras International Finance
	5.75% 1/20/20	5,000	5,103
	5.875% 3/1/18	20,000	21,365
	Pride International 8.50% 6/15/19	55,000	63,456
#	SEMCO Energy 144A 5.15% 4/21/20	15,000	15,428
•	TransCanada Pipelines 6.35% 5/15/67	50,000	48,149
	Transocean 6.80% 3/15/38	25,000	27,711
	Weatherford International
	9.625% 3/1/19	45,000	58,290
#	Woodside Finance 144A
	4.50% 11/10/14	50,000	51,825
	*8.125% 3/1/14	10,000	11,576
			417,440
Finance Companies – 0.85%
	AngloGold Ashanti Holdings
	5.375% 4/15/20	25,000	25,324
	General Electric Capital 6.00% 8/7/19	125,000	135,356
			160,680
Insurance – 0.79%
	MetLife 6.40% 12/15/36	115,000	109,250
	Prudential Financial 3.875% 1/14/15	40,000	40,629
			149,879
Natural Gas – 2.52%
	Enbridge Energy Partners
	•8.05% 10/1/37	30,000	30,520
	9.875% 3/1/19	15,000	19,889
	Energy Transfer Partners
	9.70% 3/15/19	50,000	64,717
	Enterprise Products Operating
	9.75% 1/31/14	75,000	91,973
	Kinder Morgan Energy Partners
	9.00% 2/1/19	50,000	64,095
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14	40,000	41,866
	6.70% 9/15/19	15,000	15,991

2010 Semiannual report • Delaware Pooled Trust

(continues)     25

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
	Plains All American Pipeline
	5.75% 1/15/20	$10,000	$10,449
	8.75% 5/1/19	80,000	99,633
	#Rockies Express Pipeline 144A
	5.625% 4/15/20	40,000	40,086
			479,219
Real Estate – 1.19%
	Developers Diversified Realty
	7.50% 4/1/17	10,000	10,400
	#Digital Realty Trust 144A
	5.875% 2/1/20	20,000	20,128
	ProLogis
	6.25% 3/15/17	20,000	20,102
	6.875% 3/15/20	5,000	4,959
	7.375% 10/30/19	50,000	52,056
	Regency Centers 5.875% 6/15/17	32,000	32,663
•#	USB Realty 144A 6.091% 12/29/49	100,000	84,751
			225,059
Technology – 0.20%
	National Semiconductor
	3.95% 4/15/15	15,000	15,023
	6.60% 6/15/17	20,000	22,058
			37,081
Total Corporate Bonds
	(cost $6,140,360)		6,524,172

Non-Agency Asset-Backed Securities – 10.71%
•#	AH Mortgage Advance Trust
	Series 2009-ADV3 A1 144A
	2.194% 10/6/21	35,000	34,965
·	American Express Credit Account
	Master Trust Series 2009-2 A
	1.504% 3/15/17	175,000	181,592
•	Bank of America Credit Card Trust
	Series 2006-A11 A11
	0.284% 4/15/16	225,000	222,564
	Series 2007-A6 A6
	0.314% 9/15/16	240,000	237,231
	Series 2008-A5 A5
	1.454% 12/16/13	130,000	131,569
•	Bank One Issuance Trust Series
	2004-A7 A7 0.374% 5/15/14	195,000	194,788
	Capital One Multi-Asset Execution
	Trust Series 2008-A3 A3
	5.05% 2/15/16	100,000	108,954
	Caterpillar Financial Asset
	Trust Series 2007-A A3A
	5.34% 6/25/12	7,850	7,924
•	Chase Issuance Trust Series 2009-A2
	A2 1.804% 4/15/14	245,000	251,049
•	Citibank Credit Card Issuance
	Trust Series 2009-A2 A2
	1.804% 5/15/14	100,000	102,711
	CNH Equipment Trust
	Series 2008-A A3
	4.12% 5/15/12	7,655	7,730
	Series 2008-A A4A 4.93% 8/15/14	40,000	41,739
	Series 2008-B A3A 4.78% 7/16/12	16,690	16,953
	Series 2009-C A3 1.85% 12/16/13	15,000	15,094
	Series 2009-C A4
	3.00% 8/17/15	40,000	40,626
	Series 2010-A A4 2.49% 1/15/16	45,000	45,120
	Discover Card Master Trust
	Series 2008-A4 A4
	5.65% 12/15/15	110,000	121,490
•#	Golden Credit Card Trust
	Series 2008-3 A 144A
	1.254% 7/15/17	100,000	100,875
	John Deere Owner Trust
	Series 2010-A A4
	2.13% 10/17/16	30,000	29,994
•	MBNA Credit Card Master Note
	Trust Series 2005-A4 A4
	0.294% 11/15/12	40,000	39,996
•	Merrill Auto Trust Securitization
	Series 2007-1 A4
	0.314% 12/15/13	19,003	18,900
	Mid-State Trust
	Series 11 A1 4.864% 7/15/38	12,437	11,744
	#Series 2006-1 A 144A
	5.787% 10/15/40	68,197	68,275
Total Non-Agency Asset-Backed
	Securities (cost $2,006,033)		2,031,883

Non-Agency Collateralized Mortgage Obligations – 0.88%
w#	Countrywide Home Loan
	Mortgage Pass Through Trust
	Series 2005-R2 2A4 144A
	8.50% 6/25/35	77,622	75,317
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35	23,802	21,601
•#	MASTR Specialized Loan Trust
	Series 2005-2 A2 144A
	5.006% 7/25/35	14,170	13,334
•	Wells Fargo Mortgage-Backed
	Securities Trust Series 2005-AR16
	6A4 4.58% 10/25/35	142,898	56,508

Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $258,832)		166,760
2010 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Regional Authorities – 1.62%Δ
Canada – 1.62%
* Province of British Columbia Canada
2.85% 6/15/15	$40,000	$40,273
Province of Ontario Canada
4.10% 6/16/14	135,000	143,315
4.40% 4/14/20	95,000	96,405
Quebec Province 4.875% 5/5/14	25,000	27,303
Total Regional Authorities
(cost $305,022)		307,296

Sovereign Agencies – 3.10%Δ
Japan – 0.53%
Japan Finance 1.50% 7/6/12	100,000	100,250
		100,250
Norway – 1.57%
Eksportfinans
3.00% 11/17/14	95,000	96,558
5.50% 5/25/16	90,000	100,964
# Kommunalbanken 144A
2.75% 5/5/15	100,000	99,615
		297,137
Sweden – 1.00%
Swedish Export Credit
3.25% 9/16/14	185,000	190,359
		190,359
Total Sovereign Agencies
(cost $583,233)		587,746

Supranational Banks – 1.31%
African Development Bank
3.00% 5/27/14	50,000	51,322
Inter-American Development Bank
3.50% 7/8/13	70,000	73,990
* International Finance
3.00% 4/22/14	120,000	123,904
Total Supranational Banks
(cost $247,641)		249,216

U.S. Treasury Obligations – 10.16%
U.S. Treasury Notes
1.00% 4/30/12	85,000	85,067
*1.75% 4/15/13	535,000	539,096
2.50% 4/30/15	465,000	466,780
*3.625% 2/15/20	840,000	837,637
Total U.S. Treasury Obligations
(cost $1,917,972)		1,928,580

	Number of
	Shares
Preferred Stock – 0.16%
• PNC Financial Services Group 8.25%	28,000	30,000
Total Preferred Stock
(cost $25,032)		30,000

	Principal
	Amount (U.S. $)
≠Discount Note – 15.87%
Federal Home Loan Bank
0.06% 5/3/10	$3,012,018	3,012,008
Total Discount Note
(cost $3,012,008)		3,012,008

Total Value of Securities Before Securities
Lending Collateral – 114.76%
(cost $21,156,119)		21,779,290

	Number of
	Shares
Securities Lending Collateral** – 8.45%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,399,744	1,399,744
BNY Mellon SL DBT II Liquidating Fund	204,499	202,250
@† Mellon GSL Reinvestment Trust II	43,827	1,863
Total Securities Lending Collateral
(cost $1,648,070)		1,603,857

Total Value of Securities – 123.21%
(cost $22,804,189)		23,383,147 ©
Obligation to Return Securities
Lending Collateral** – (8.68%)		(1,648,070)
Liabilities Net of Receivables
and Other Assets – (14.53%)		(2,757,358)
Net Assets Applicable to 2,111,344
Shares Outstanding; Equivalent
to $8.99 Per Share – 100.00%		$18,977,719

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization - no par)		$19,242,141
Undistributed net investment income		227,875
Accumulated net realized loss on investments		(1,056,712)
Net unrealized appreciation of investments		564,415
Total net assets		$18,977,719

2010 Semiannual report • Delaware Pooled Trust

(continues)     27

Statements of net assets

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Δ	Securities have been classified by country of origin.
†	Non income producing security.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of April 30, 2010. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2010, the aggregate amount of Rule 144A securities was $1,967,698, which represented 10.37% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $1,863, which represented 0.01% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $1,613,198 of securities loaned.

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
MASTR — Mortgage Asset Securitization Transactions, Inc.
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

1The following swap contracts were outstanding at April 30, 2010:

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) &
Sons 5 yr CDS	$85,000	5.00%	6/20/14	$(14,578)

Protection Sold:
JPMorgan Securities
MetLife 5 yr CDS	$20,000	1.00%	12/20/14	$ 485
Total				$(14,093)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The High-Yield Bond Portfolio
April 30, 2010 (Unaudited)

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Convertible Bonds – 0.39%
	Century Aluminum 1.75% exercise
	price $30.54, expiration
	date 8/1/24	$20,000	$18,875
*	Leap Wireless International 4.50%
	exercise price $93.21, expiration
	date 7/15/24	79,000	69,520
†	Mirant (Escrow) 2.50% exercise
	price $67.95, expiration
	date 6/15/21	20,000	0
Total Convertible Bonds
	(cost $81,858)		88,395

Corporate Bonds – 93.63%
Basic Industry – 7.55%
	AK Steel 7.625% 5/15/20	100,000	103,500
#	Algoma Acquisition 144A
	9.875% 6/15/15	105,000	100,800
#*	Appleton Papers 144A
	10.50% 6/15/15	85,000	86,700
	Century Aluminum 8.00% 5/15/14	80,950	80,343
#	Essar Steel Algoma 144A
	9.375% 3/15/15	10,000	10,300
#	FMG Finance 144A
	10.625% 9/1/16	184,000	217,120
*	Hexion US Finance
	9.75% 11/15/14	146,000	151,474
#	MacDermid 144A 9.50% 4/15/17	198,000	205,424
	Millar Western Forest Products
	7.75% 11/15/13	50,000	46,375
#	Momentive Performance Materials
	144A 12.50% 6/15/14	41,000	46,330
	NewPage
	11.375% 12/31/14	9,000	9,293
	#144A 11.375% 12/31/14	95,000	98,088
•	Noranda Aluminium Acquisition PIK
	5.274% 5/15/15	88,554	76,821
	Novelis
	7.25% 2/15/15	53,000	52,470
	11.50% 2/15/15	41,000	45,305
=@	Port Townsend 7.32% 8/27/12	11,725	8,501
	Ryerson
	•7.624% 11/1/14	57,000	53,651
	12.00% 11/1/15	91,000	98,849
#	Steel Dynamics 144A
	7.625% 3/15/20	80,000	83,200
	Teck Resources
	10.25% 5/15/16	28,000	33,880
	10.75% 5/15/19	41,000	51,250
	Verso Paper Holdings
	11.375% 8/1/16	70,000	67,375
			1,727,049
Brokerage – 1.37%
#	Cemex Finance 144A
	9.50% 12/14/16	100,000	101,500
	E Trade Financial PIK
	12.50% 11/30/17	176,000	211,200
			312,700
Capital Goods – 6.87%
#	Associated Materials/Finance 144A
	9.875% 11/15/16	12,000	13,200
	BWAY 10.00% 4/15/14	145,000	159,500
•#	C8 Capital 144A 6.64% 12/31/49	100,000	73,145
	Casella Waste Systems
	9.75% 2/1/13	82,000	83,025
	#144A 11.00% 7/15/14	8,000	8,720
#	DAE Aviation Holdings 144A
	11.25% 8/1/15	90,000	90,225
	Graham Packaging
	9.875% 10/15/14	95,000	99,513
	Graphic Packaging International
	9.50% 6/15/17	74,000	79,920
	Intertape Polymer 8.50% 8/1/14	57,000	49,020
*	Manitowoc 9.50% 2/15/18	99,000	104,445
#	Plastipak Holdings 144A
	8.50% 12/15/15	41,000	42,076
	10.625% 8/15/19	45,000	50,231
#	Ply Gem Industries 144A
	13.125% 7/15/14	99,000	103,455
	Pregis 12.375% 10/15/13	210,000	213,150
*	RBS Global/Rexnord
	11.75% 8/1/16	120,000	130,950
*	Solo Cup 8.50% 2/15/14	56,000	56,560
Φ	Thermadyne Holdings
	11.50% 2/1/14	103,000	105,575
#	Trimas 144A 9.75% 12/15/17	85,000	88,081
#	USG 144A 9.75% 8/1/14	20,000	21,700
			1,572,491
Consumer Cyclical – 9.85%
#	Allison Transmission 144A
	11.00% 11/1/15	113,000	122,605
	American Axle & Manufacturing
	7.875% 3/1/17	154,000	147,455
	Ames True Temper 10.00% 7/15/12	70,000	69,650
	ArvinMeritor
	*8.125% 9/15/15	105,000	103,556
	10.625% 3/15/18	57,000	61,560
	Beazer Homes USA
	8.125% 6/15/16	76,000	71,820
	8.375% 4/15/12	61,000	61,305
	Burlington Coat Factory Investment
	Holdings 14.50% 10/15/14	196,000	210,699
*	Ford Motor 7.45% 7/16/31	161,000	150,534
	Ford Motor Credit 12.00% 5/15/15	135,000	163,502

2010 Semiannual report • Delaware Pooled Trust

(continues)     29

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
‡	General Motors 7.20% 1/15/11	$175,000	$66,063
	Interface
	9.50% 2/1/14	9,000	9,338
	#144A 11.375% 11/1/13	30,000	34,500
	K Hovnanian Enterprises
	6.25% 1/15/15	22,000	18,700
	7.50% 5/15/16	45,000	38,363
	10.625% 10/15/16	45,000	49,500
#	Landry’s Restaurants 144A
	11.625% 12/1/15	135,000	146,475
	M/I Homes 6.875% 4/1/12	45,000	45,225
#	Norcraft Finance 144A
	10.50% 12/15/15	67,000	71,523
	Norcraft Holdings/Capital
	9.75% 9/1/12	42,000	39,953
*	OSI Restaurant Partners
	10.00% 6/15/15	106,000	109,710
	Quiksilver 6.875% 4/15/15	153,000	141,716
	Rite Aid 9.375% 12/15/15	61,000	54,748
	Sally Holdings 10.50% 11/15/16	97,000	106,943
	Standard Pacific
	8.375% 5/15/18	55,000	56,100
	*10.75% 9/15/16	49,000	55,738
*	Tenneco 8.625% 11/15/14	45,000	46,575
			2,253,856
Consumer Non-Cyclical – 7.88%
	Accellent 10.50% 12/1/13	67,000	67,838
#	Alion Science & Technology PIK
	144A 12.00% 11/1/14	80,000	84,000
#	Alliance One International 144A
	*10.00% 7/15/16	67,000	71,355
	10.00% 7/15/16	16,000	17,040
	Bausch & Lomb 9.875% 11/1/15	78,000	82,778
#	BioScrip 144A 10.25% 10/1/15	99,000	101,970
#	Cott Beverages 144A
	8.375% 11/15/17	57,000	59,708
	DJO Finance
	10.875% 11/15/14	31,000	34,100
	11.75% 11/15/14	81,000	86,670
	Inverness Medical Innovations
	9.00% 5/15/16	64,000	65,440
	JBS USA Finance 11.625% 5/1/14	48,000	55,680
#	JohnsonDiversey Holdings 144A
	10.50% 5/15/20	223,000	249,202
	LVB Acquisition 11.625% 10/15/17	82,000	92,250
#	Novasep Holding 144A
	9.75% 12/15/16	120,000	121,800
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14	45,000	45,675
#	ServiceMaster PIK 144A
	10.75% 7/15/15	90,000	96,413
	Smithfield Foods
	7.75% 7/1/17	84,000	83,475
	#144A 10.00% 7/15/14	24,000	27,060
#	Tops Markets 144A
	10.125% 10/15/15	90,000	95,400
	Universal Hospital Services PIK
	8.50% 6/1/15	45,000	44,888
#	Viskase 144A 9.875% 1/15/18	119,000	121,975
*	Yankee Acquisition 9.75% 2/15/17	94,000	98,700
			1,803,417
Energy – 11.78%
#	Antero Resources Finance 144A
	9.375% 12/1/17	71,000	73,840
#	Aquilex Holdings 144A
	11.125% 12/15/16	67,000	73,030
	Chesapeake Energy
	6.625% 1/15/16	30,000	29,700
	9.50% 2/15/15	130,000	143,162
*	Complete Production Service
	8.00% 12/15/16	57,000	58,568
	Copano Energy 7.75% 6/1/18	57,000	58,140
#	Crosstex Energy/Finance 144A
	8.875% 2/15/18	80,000	83,600
	Denbury Resources 9.75% 3/1/16	15,000	16,650
#	Drummond 144A 9.00% 10/15/14	90,000	94,725
•	Enterprise Products Operating
	8.375% 8/1/66	55,000	57,269
#	Global Geophysical Services 144A
	10.50% 5/1/17	50,000	49,250
	Headwaters 11.375% 11/1/14	90,000	95,625
#	Helix Energy Solutions Group 144A
	9.50% 1/15/16	114,000	119,129
#	Hercules Offshore 144A
	10.50% 10/15/17	115,000	119,025
#	Hilcorp Energy I 144A
	7.75% 11/1/15	82,000	82,410
	8.00% 2/15/20	35,000	34,300
#	Holly 144A 9.875% 6/15/17	75,000	78,375
	International Coal Group
	9.125% 4/1/18	99,000	102,960
	Key Energy Services 8.375% 12/1/14	90,000	92,250
#	Linn Energy/Finance 144A
	8.625% 4/15/20	105,000	109,463
	Mariner Energy 8.00% 5/15/17	98,000	108,535
#	Murray Energy 144A
	10.25% 10/15/15	99,000	103,455
#	NFR Energy/Finance 144A
	9.75% 2/15/17	114,000	112,860
	OPTI Canada
	7.875% 12/15/14	105,000	100,538
	8.25% 12/15/14	123,000	118,695
	PetroHawk Energy 7.875% 6/1/15	110,000	114,125

2010 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Petroleum Development
	12.00% 2/15/18	$95,000	$102,600
#	Pioneer Drilling 144A
	9.875% 3/15/18	52,000	53,820
	Quicksilver Resources 7.125% 4/1/16	142,000	138,094
#	SandRidge Energy 144A
	8.75% 1/15/20	92,000	92,920
	9.875% 5/15/16	75,000	79,125
			2,696,238
Finance & Investments – 9.64%
•	American International Group
	8.175% 5/15/58	190,000	166,013
•	BAC Capital Trust XIV
	5.63% 12/31/49	143,000	105,820
	Capital One Capital V
	10.25% 8/15/39	133,000	160,431
	City National Capital Trust I
	9.625% 2/1/40	99,000	111,295
#	Express Finance 144A
	8.75% 3/1/18	72,000	74,520
•	Genworth Financial
	6.15% 11/15/66	210,000	169,575
	GMAC 8.00% 12/31/18	109,000	109,681
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	100,000	81,750
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	150,000	114,750
#	International Lease Finance 144A
	8.75% 3/15/17	52,000	51,740
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	140,000	124,236
	Nuveen Investments
	10.50% 11/15/15	332,000	333,658
#	Penson Worldwide 144A
	12.50% 5/15/17	115,000	118,450
•#	Rabobank Nederland 144A
	11.00% 12/29/49	150,000	193,533
#	Susser Holdings/Finance 144A
	8.50% 5/15/16	100,000	98,845
•	USB Capital IX 6.189% 4/15/49	128,000	112,480
•∏@	XL Capital 6.50% 12/31/49	65,000	53,950
	Zions Bancorporation
	5.50% 11/16/15	19,000	18,238
	5.65% 5/15/14	8,000	7,687
			2,206,652
Media – 7.41%
	Affinion Group 11.50% 10/15/15	41,000	43,460
	Cablevision Systems
	8.00% 4/15/20	10,000	10,225
	#144A 8.625% 9/15/17	39,000	41,340
#	CCO Holdings/Capital 144A
	*7.875% 4/30/18	25,000	25,563
	8.125% 4/30/20	30,000	30,825
#	Charter Communications
	Operating 144A
	10.875% 9/15/14	99,000	112,365
*	Clear Channel Communications
	10.75% 8/1/16	107,000	90,281
#	Columbus International 144A
	11.50% 11/20/14	110,000	121,418
	DISH DBS 7.875% 9/1/19	86,000	90,730
#	Gray Television 144A 10.50% 6/29/15	110,000	110,963
#	MDC Partners 144A
	11.00% 11/1/16	45,000	49,500
#	Nexstar Broadcasting 144A
	8.875% 4/15/17	105,000	107,625
	Nielsen Finance
	10.00% 8/1/14	53,000	55,915
	11.50% 5/1/16	16,000	18,240
	11.625% 2/1/14	28,000	31,920
	Ω12.50% 8/1/16	113,000	110,175
#	Sinclair Television Group 144A
	9.25% 11/1/17	49,000	52,308
#	Sitel Finance 144A 11.50% 4/1/18	99,000	100,980
*#	Umbrella Acquisition PIK 144A
	9.75% 3/15/15	59,150	53,974
#	Univision Communications 144A
	12.00% 7/1/14	64,000	71,040
#	UPC Holding 144A 9.875% 4/15/18	100,000	106,000
#	XM Satellite Radio Holdings 144A
	13.00% 8/1/13	229,000	261,059
			1,695,906
Real Estate – 0.48%
*	Felcor Lodging 10.00% 10/1/14	104,000	109,200
			109,200
Services Cyclical – 7.38%
	AMH Holdings 11.25% 3/1/14	104,000	107,900
#	Delta Air Lines 144A 12.25% 3/15/15	90,000	97,650
#	Equinox Holdings 144A 9.50% 2/1/16	99,000	101,475
#	General Maritime 144A
	12.00% 11/15/17	100,000	109,000
*#	Harrah’s Operating 144A
	10.00% 12/15/18	121,000	105,270
#	Kansas City Southern de Mexico
	144A 8.00% 2/1/18	61,000	63,898
	Kansas City Southern Railway
	13.00% 12/15/13	30,000	36,000
	MGM MIRAGE
	13.00% 11/15/13	16,000	18,880
	#144A 11.125% 11/15/17	34,000	38,803
	*#144A 11.375% 3/1/18	279,000	288,067
*	Mohegan Tribal Gaming Authority
	6.875% 2/15/15	26,000	20,670
	7.125% 8/15/14	76,000	62,130
#	NCL 144A 11.75% 11/15/16	112,000	124,879

2010 Semiannual report • Delaware Pooled Trust

(continues)     31

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

		Principal	Value
		Amount (U.S. $)	(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
*#	Peninsula Gaming 144A
	10.75% 8/15/17	$105,000	$107,888
#	Pinnacle Entertainment 144A
	8.75% 5/15/20	125,000	125,312
#	Shingle Springs Tribal Gaming
	Authority 144A 9.375% 6/15/15	129,000	110,295
#	United Air Lines 144A
	12.00% 11/1/13	159,000	170,527
			1,688,644
Services Non-Cyclical – 5.13%
#	Ashtead Capital 144A 9.00% 8/15/16	100,000	103,500
	Avis Budget Car Rental
	7.75% 5/15/16	104,000	106,600
	#144A 9.625% 3/15/18	104,000	112,840
	CHS/Community Health Systems
	8.875% 7/15/15	110,000	115,775
	HCA 9.25% 11/15/16	120,000	130,049
	Iron Mountain 8.375% 8/15/21	110,000	116,738
#	Radiation Therapy Services 144A
	9.875% 4/15/17	110,000	112,750
#	Radnet Management 144A
	10.375% 4/1/18	110,000	106,425
	RSC Equipment Rental
	9.50% 12/1/14	43,000	44,398
	*#144A 10.25% 11/15/19	49,000	51,328
	Select Medical 7.625% 2/1/15	75,000	71,625
•	US Oncology PIK 6.643% 3/15/12	106,000	101,760
			1,173,788
Technology & Electronics – 2.91%
#	Aspect Software 144A
	10.625% 5/15/17	70,000	70,000
*	First Data 9.875% 9/24/15	228,000	209,760
*#	MagnaChip Semiconductor/Finance
	144A 10.50% 4/15/18	80,000	84,800
*	NXP BV Funding 9.50% 10/15/15	125,000	123,125
	Sanmina-SCI 8.125% 3/1/16	94,000	95,645
*	SunGard Data Systems
	10.25% 8/15/15	79,000	83,641
			666,971
Telecommunications – 12.32%
=‡@	Allegiance Telecom 11.75% 2/15/11	10,000	0
#	Clearwire Communications/Finance
	144A 12.00% 12/1/15	255,000	266,267
	Cricket Communications
	*9.375% 11/1/14	68,000	70,635
	10.00% 7/15/15	55,000	58,438
#	Digicel Group 144A
	8.875% 1/15/15	100,000	100,500
	*10.50% 4/15/18	100,000	107,250
*#	GCI 144A 8.625% 11/15/19	90,000	92,025
#	Global Crossing 144A
	12.00% 9/15/15	138,000	155,595
#	GXS Worldwide 144A 9.75% 6/15/15	94,000	92,590
	Intelsat Bermuda
	11.25% 2/4/17	232,000	244,179
	*PIK 11.50% 2/4/17	125,813	133,362
#	International Wire Group 144A
	9.75% 4/15/15	100,000	100,000
#	Level 3 Financing 144A
	10.00% 2/1/18	57,000	56,430
*	MetroPCS Wireless 9.25% 11/1/14	93,000	96,953
#	NII Capital 144A 10.00% 8/15/16	82,000	91,430
	PAETEC Holding
	8.875% 6/30/17	41,000	42,384
	*9.50% 7/15/15	52,000	53,235
#	Primus Telecommunications
	Holding 144A
	13.00% 12/15/16	64,000	64,960
	Sprint Capital 8.75% 3/15/32	167,000	167,834
#	Telcordia Technologies 144A
	11.00% 5/1/18	115,000	117,875
	Telesat Canada
	11.00% 11/1/15	49,000	55,125
	12.50% 11/1/17	133,000	155,776
#	Terremark Worldwide 144A
	12.25% 6/15/17	82,000	94,710
#	Viasat 144A 8.875% 9/15/16	45,000	46,294
	Virgin Media Finance
	8.375% 10/15/19	100,000	105,250
	West 11.00% 10/15/16	105,000	113,138
#	Wind Acquisition Finance 144A
	11.75% 7/15/17	50,000	55,875
	12.00% 12/1/15	75,000	80,438
			2,818,548
Utilities – 3.06%
	AES
	7.75% 3/1/14	19,000	19,428
	8.00% 6/1/20	61,000	62,830
	Dynegy Holdings 7.75% 6/1/19	101,000	81,305
*	Edison Mission Energy 7.00% 5/15/17	64,000	46,960
	Elwood Energy 8.159% 7/5/26	66,288	63,967
	Energy Future Holdings
	5.55% 11/15/14	64,000	48,392
	*10.875% 11/1/17	41,000	32,493
*	Mirant Americas Generation
	8.50% 10/1/21	115,000	112,125
	NRG Energy
	7.375% 2/1/16	90,000	89,325
	7.375% 1/15/17	20,000	19,750
	Orion Power Holdings 12.00% 5/1/10	60,000	60,000
•	Puget Sound Energy 6.974% 6/1/67	68,000	64,853
			701,428
Total Corporate Bonds
	(cost $19,762,330)		21,426,888

2010 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
«Senior Secured Loans – 2.17%
BWAY Holding Bridge Term
Tranche Loan
9.50% 12/30/11	$230,000	$230,000
Harrahs Chester Downs Term
Tranche Loan
12.375% 12/31/16	55,825	57,988
PQ Term Tranche Loan
6.73% 7/30/15	145,000	134,488
Texas Competitive Electric Holdings
Term Tranche Loan B2
3.729% 10/10/14	90,305	74,296
Total Senior Secured Loans
(cost $473,198)		496,772

	Number of
	Shares
Common Stock – 0.59%
† Alliance HealthCare Services	5,166	27,690
=†∏ Avado Brands	121	0
=† Century Communications	60,000	0
† DIRECTV Class A	1,200	43,476
† Flextronics International	3,700	28,675
† GeoEye	450	12,825
† Mirant	21	245
† Mobile Mini	1,294	21,506
=†∏ PT Holdings	40	0
† USGen	20,000	0
Total Common Stock
(cost $146,461)		134,417

Preferred Stock – 0.00%
= Port Townsend	8	0
Total Preferred Stock
(cost $7,920)		0

Warrant – 0.00%
=† Port Townsend	8	0
Total Warrant
(cost $192)		0

	Principal
	Amount (U.S. $)
≠Discount Note – 1.65%
Federal Home Loan Bank
0.06% 5/3/10	$377,002	377,001
Total Discount Note
(cost $377,001)		377,001

Total Value of Securities Before Securities
Lending Collateral – 98.43%
(cost $20,848,960)		22,523,473

	Number of
	Shares
Securities Lending Collateral** – 6.56%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,341,682	1,341,682
BNY Mellon SL DBT II Liquidating Fund	159,885	158,126
@† Mellon GSL Reinvestment Trust II	32,859	1,397
Total Securities Lending Collateral
(cost $1,534,426)		1,501,205

Total Value of Securities – 104.99%
(cost $22,383,386)		24,024,678 ©
Obligation to Return Securities
Lending Collateral** – (6.71%)		(1,534,426)
Receivables and Other Assets
Net of Liabilities – 1.72%		393,773
Net Assets Applicable to 3,015,228
Shares Outstanding; Equivalent to
$7.59 Per Share – 100.00%		$22,884,025

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$24,528,723
Undistributed net investment income		730,023
Accumulated net realized loss on investments		(4,016,013)
Net unrealized appreciation of investments		1,641,292
Total net assets		$22,884,025

Φ	Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2010.
∏
Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2010, the aggregate amount of the restricted securities was $53,950, or 0.24% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2010, the aggregate amount of Rule 144A securities was $9,976,053, which represented 43.59% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of April 30, 2010. Interest rates reset periodically.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $63,848, which represented 0.28% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2010.

2010 Semiannual report • Delaware Pooled Trust

(continues)     33

Statements of net assets

Delaware Pooled® Trust — The High-Yield Bond Portfolio

=
Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2010, the aggregate amount of fair valued securities was $8,501, which represented 0.04% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $1,521,580 of securities loaned.
≠	The rate shown is the effective yield at time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

PIK – Pay-in-kind

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio
April 30, 2010 (Unaudited)

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.23%
Fannie Mae
Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	134,798	$122,529
Total Agency Asset-Backed
Securities (cost $133,708)			122,529

Agency Collateralized Mortgage Obligations – 2.95%
Fannie Mae Grantor Trust
Series 2001-T8 A2
9.50% 7/25/41		14,389	15,642
Fannie Mae REMIC
Series 2002-90 A1
6.50% 6/25/42		23,219	25,392
Series 2002-90 A2
6.50% 11/25/42		59,236	64,781
Series 2003-122 AJ
4.50% 2/25/28		84,734	88,244
Fannie Mae Whole Loan
Series 2004-W11 1A2
6.50% 5/25/44		56,176	61,433
Freddie Mac REMIC
Series 1730 Z
7.00% 5/15/24		167,736	176,848
Series 2326 ZQ
6.50% 6/15/31		157,514	172,712
Series 2662 MA
4.50% 10/15/31		125,038	130,467
Series 3022 MB
5.00% 12/15/28		212,978	223,299
Series 3123 HT
5.00% 3/15/26		270,000	285,222
Series 3131 MC
5.50% 4/15/33		335,000	361,636
Total Agency Collateralized
Mortgage Obligations
(cost $1,492,453)			1,605,676

Agency Mortgage-Backed Securities – 14.64%
Fannie Mae 6.50% 8/1/17		39,198	42,201
• Fannie Mae ARM
3.423% 8/1/34		87,539	90,822
5.149% 3/1/38		259,928	275,352
5.352% 4/1/36		162,938	170,889
Fannie Mae Relocation 30 yr
5.00% 11/1/33		30,692	31,549
Pool 763656 5.00% 1/1/34		30,186	31,029
Pool 763742 5.00% 1/1/34		15,883	16,327
5.00% 11/1/34		64,748	66,557
5.00% 10/1/35		139,027	142,911
5.00% 1/1/36		215,450	221,469
Fannie Mae S.F. 15 yr
4.50% 1/1/20		33,442	35,244
5.00% 7/1/14		3,764	3,932
5.00% 12/1/16		4,888	5,202
5.00% 5/1/20		40,934	43,587
5.00% 7/1/20		14,687	15,638
5.00% 5/1/21		10,221	10,896
5.50% 5/1/20		1,543	1,660
5.50% 6/1/23		308,140	329,644
6.00% 8/1/22		173,429	187,130
Fannie Mae S.F. 15 yr TBA
4.00% 5/1/25		500,000	508,516
4.50% 5/1/25		855,000	888,532
5.50% 5/1/25		270,000	288,520
Fannie Mae S.F. 20 yr
5.50% 8/1/28		486,514	516,305
Fannie Mae S.F. 30 yr
5.00% 3/1/34		26,286	27,448
Pool 808130 5.00% 3/1/35		44,897	46,726
Pool 814334 5.00% 3/1/35		24,722	25,791
5.00% 5/1/35		42,817	44,562
5.00% 6/1/35		61,593	64,103
5.00% 7/1/35		70,871	73,759
5.00% 12/1/37		71,003	73,652
5.00% 1/1/38		113,940	118,191
5.00% 2/1/38		52,940	54,882
7.00% 12/1/33		28,351	31,721
7.00% 5/1/35		4,988	5,516
7.00% 6/1/35		6,422	7,102
7.00% 12/1/37		154,399	170,715
7.50% 6/1/31		3,385	3,824
7.50% 6/1/34		44,692	50,576
Fannie Mae S.F. 30 yr
TBA 4.50% 5/1/40		1,030,000	1,038,368
• Freddie Mac ARM
3.417% 4/1/34		7,234	7,536
Freddie Mac Relocation
30 yr 5.00% 9/1/33		25,058	25,809
Freddie Mac S.F. 15 yr
TBA 5.00% 5/1/25		500,000	528,516
Freddie Mac S.F. 30 yr
7.00% 11/1/33		3,674	4,097
Freddie Mac S.F. 30 yr TBA
5.00% 5/1/40		665,000	689,003
6.00% 5/1/40		500,000	535,156
GNMA I S.F. 30 yr
7.00% 12/15/34		368,548	405,775
7.50% 1/15/30		1,505	1,701
7.50% 12/15/31		824	932
7.50% 2/15/32		775	876
Total Agency Mortgage-Backed
Securities (cost $7,787,169)			7,960,249

2010 Semiannual report • Delaware Pooled Trust

(continues)     35

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

			Principal	Value
			Amount°	(U.S. $)
Commercial Mortgage-Backed Securities – 9.56%
#	American Tower Trust 144A
	Series 2007-1A AFX
	5.42% 4/15/37	USD	95,000	$101,124
	Series 2007-1A D
	5.957% 4/15/37		55,000	57,994
•	Bank of America Commercial
	Mortgage Securities
	Series 2005-1 A5
	5.299% 11/10/42		55,000	57,529
	Bear Stearns Commercial
	Mortgage Securities
	Series 2005-PW10 A4
	5.405% 12/11/40		330,000	342,445
	Series 2005-PW10 AM
	5.449% 12/11/40		232,000	227,368
	•Series 2005-T20 A4A
	5.297% 10/12/42		105,000	110,663
	•Series 2006-PW12 A4
	5.906% 9/11/38		45,000	47,661
	Series 2006-PW14 A4
	5.201% 12/11/38		150,000	151,599
	Series 2007-PW15 A4
	5.331% 2/11/44		270,000	266,763
	•Series 2007-PW16 A4
	5.908% 6/11/40		105,000	106,919
	Series 2007-T28 A4
	5.742% 9/11/42		455,000	478,303
t	Commercial Mortgage Pass
	Through Certificates
	#Series 2001-J1A A2 144A
	6.457% 2/16/34		108,572	109,744
	Series 2005-C6 A5A
	5.116% 6/10/44		160,000	164,950
	Series 2006-C7 A2
	5.69% 6/10/46		160,000	164,053
•	Credit Suisse Mortgage Capital
	Certificates Series 2006-C1
	AAB 5.681% 2/15/39		170,000	178,584
#	Crown Castle Towers
	Series 2006-1A B 144A
	5.362% 11/15/36		100,000	104,575
	General Electric Capital
	Commercial Mortgage
	Series 2002-1A A3
	6.269% 12/10/35		140,000	148,721
	Goldman Sachs Mortgage
	Securities II
	Series 2004-GG2 A6
	5.396% 8/10/38		175,000	184,261
	Series 2005-GG4 A4
	4.761% 7/10/39		250,000	254,543
	Series 2005-GG4 A4A
	4.751% 7/10/39		140,000	143,137
	Series 2006-GG6 A4
	5.553% 4/10/38		155,000	158,729
	Greenwich Capital Commercial
	Funding Series 2004-GG1
	A7 5.317% 6/10/36		70,000	74,026
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C1 A3
	5.376% 7/12/37		115,000	121,206
	Series 2003-C1 A2
	4.985% 1/12/37		114,000	120,162
	Series 2005-LDP4 A4
	4.918% 10/15/42		110,000	113,355
	•Series 2005-LDP5 A4
	5.344% 12/15/44		355,000	372,855
	Lehman Brothers-UBS
	Commercial Mortgage Trust
	Series 2002-C1 A4
	6.462% 3/15/31		20,000	21,333
	Series 2004-C1 A4
	4.568% 1/15/31		95,000	97,774
	Morgan Stanley Capital I
	#Series 1999-FNV1 G
	144A 6.12% 3/15/31		90,439	90,549
	•Series 2007-T27 A4
	5.802% 6/11/42		335,000	351,331
•#	Morgan Stanley Dean Witter
	Capital I Series 2001-TOP1 E
	144A 7.592% 2/15/33		100,000	100,803
#	Nationslink Funding
	Series 1998-2 F 144A
	7.105% 8/20/30		31,756	34,381
	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-C28 A2
	5.50% 10/15/48		135,000	138,392
Total Commercial Mortgage-Backed
	Securities (cost $4,800,366)			5,195,832

Convertible Bonds – 0.43%
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37		120,000	108,600
	Linear Technology 3.00%
	exercise price $46.13,
	expiration date 5/1/27		125,000	125,313
Total Convertible Bonds
	(cost $221,312)			233,913

Corporate Bonds – 44.46%
Banking – 11.54%
#	Achmea Hypotheekbank
	144A 3.20% 11/3/14		405,000	413,274
	Bank of America
	4.50% 4/1/15		130,000	131,334
	5.30% 3/15/17		250,000	248,160
	5.75% 12/1/17		75,000	76,739

2010 Semiannual report • Delaware Pooled Trust

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
#	Barclays Bank 144A
	6.05% 12/4/17	USD	380,000	$396,601
	BB&T 5.25% 11/1/19		347,000	353,871
*	Capital One Financial
	7.375% 5/23/14		70,000	80,975
	Citigroup
	6.01% 1/15/15		250,000	266,711
	6.375% 8/12/14		205,000	221,363
@#	CoBank 144A
	7.875% 4/16/18		250,000	273,541
	Credit Suisse
	5.40% 1/14/20		140,000	142,798
	Credit Suisse/New York
	6.00% 2/15/18		105,000	112,402
#	Export-Import Bank
	of Korea 144A
	5.25% 2/10/14		420,000	446,585
	JPMorgan Chase
	Capital XVIII
	6.95% 8/17/36		90,000	92,144
	JPMorgan Chase
	Capital XXII
	6.45% 2/2/37		85,000	80,487
	JPMorgan Chase
	Capital XXV
	6.80% 10/1/37		325,000	326,827
	KeyBank 5.80% 7/1/14		250,000	265,449
	KFW 10.00% 5/15/12	BRL	140,000	80,455
	Korea Development Bank
	8.00% 1/23/14	USD	100,000	115,865
	PNC Bank
	6.875% 4/1/18		250,000	279,067
	PNC Funding
	5.125% 2/8/20		115,000	117,312
	5.25% 11/15/15		135,000	143,706
•#	Rabobank 144A
	11.00% 12/29/49		195,000	251,593
	Regions Financial
	5.75% 6/15/15		25,000	25,052
	7.75% 11/10/14		150,000	162,134
	Silicon Valley Bank
	5.70% 6/1/12		274,000	286,766
•	USB Capital IX
	6.189% 4/15/49		165,000	144,994
	Wachovia
	5.25% 8/1/14		35,000	37,166
	5.625% 10/15/16		165,000	176,279
•	Wells Fargo Capital XIII
	7.70% 12/29/49		355,000	370,975
	Zions Bancorporation
	5.50% 11/16/15		115,000	110,385
	7.75% 9/23/14		40,000	41,744
				6,272,754
Basic Industries – 2.86%
	CF Industries
	7.125% 5/1/20		60,000	63,300
	Cytec Industries
	8.95% 7/1/17		135,000	165,257
	Dow Chemical
	8.55% 5/15/19		160,000	195,828
#	Evraz Group 144A
	9.50% 4/24/18		142,000	151,230
#	Hexion Finance
	Escrow 144A
	8.875% 2/1/18		105,000	103,819
	International Paper
	9.375% 5/15/19		135,000	171,996
#	NewPage 144A
	11.375% 12/31/14		50,000	51,625
	Reliance Steel & Aluminum
	6.85% 11/15/36		82,000	73,699
	Southern Copper
	7.50% 7/27/35		114,000	122,261
	Teck Resources
	9.75% 5/15/14		80,000	97,600
	10.75% 5/15/19		85,000	106,250
	Vale Overseas
	6.875% 11/21/36		129,000	135,750
	6.875% 11/10/39		110,000	115,964
				1,554,579
Brokerage – 2.20%
•	Bear Stearns
	4.63% 12/7/12	AUD	110,000	99,876
	Goldman Sachs Group
	5.375% 3/15/20	USD	275,000	267,620
	5.95% 1/18/18		45,000	46,230
	6.25% 9/1/17		45,000	47,168
	Jefferies Group
	6.25% 1/15/36		10,000	8,835
	6.45% 6/8/27		170,000	156,702
	Lazard Group
	6.85% 6/15/17		110,000	111,992
	7.125% 5/15/15		64,000	67,793
	Morgan Stanley
	6.00% 4/28/15		100,000	106,975
	6.25% 8/28/17		275,000	285,290
				1,198,481
Capital Goods – 1.14%
	Allied Waste North America
	6.875% 6/1/17		90,000	99,365
	7.125% 5/15/16		110,000	120,185
#	BAE Systems Holdings 144A
	4.95% 6/1/14		25,000	26,398
	5.20% 8/15/15		40,000	41,999
*	Graham Packaging
	9.875% 10/15/14		140,000	146,651

2010 Semiannual report • Delaware Pooled Trust

(continues)     37

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Meccanica Holdings
	USA 144A
	6.25% 7/15/19	USD	100,000	$108,226
	Thermo Fisher Scientific
	3.20% 5/1/15		35,000	35,248
	4.70% 5/1/20		15,000	15,280
#	USG 144A
	9.75% 8/1/14		25,000	27,125
				620,477
Communications – 8.14%
	America Movil
	5.625% 11/15/17		36,000	38,597
	American Tower
	7.00% 10/15/17		120,000	134,700
	AT&T
	5.80% 2/15/19		125,000	136,326
	6.50% 9/1/37		205,000	219,125
*#	Charter Communications
	Operating/Capital 144A
	10.875% 9/15/14		45,000	51,075
	Comcast
	5.85% 11/15/15		160,000	177,762
	6.30% 11/15/17		105,000	116,558
#	Cox Communications 144A
	6.25% 6/1/18		65,000	71,084
	6.45% 12/1/36		55,000	57,700
	6.95% 6/1/38		50,000	55,493
*	Cricket Communications
	9.375% 11/1/14		80,000	83,100
#	CSC Holdings 144A
	8.50% 6/15/15		70,000	74,900
	DirecTV Holdings/Finance
	7.625% 5/15/16		370,000	413,516
	Frontier Communications
	7.125% 3/15/19		85,000	82,450
#	Inmarsat Finance 144A
	7.375% 12/1/17		100,000	104,750
	Intelsat Bermuda
	11.25% 2/4/17		125,000	131,563
	Interpublic Group
	10.00% 7/15/17		15,000	17,231
	Lamar Media Group
	6.625% 8/15/15		138,000	134,550
*	MetroPCS Wireless
	9.25% 11/1/14		95,000	99,038
#	NBC Universal 144A
	5.15% 4/30/20		180,000	182,454
	Nielsen Finance
	11.50% 5/1/16		15,000	17,100
	11.625% 2/1/14		68,000	77,520
*	PAETEC Holding
	8.875% 6/30/17		75,000	77,531
	Qwest
	8.375% 5/1/16		85,000	97,325
	#144A 8.375% 5/1/16		50,000	57,250
	Rogers Communications
	6.68% 11/4/39	CAD	30,000	31,452
	7.50% 3/15/15	USD	55,000	64,844
	Shaw Communication
	6.75% 11/9/39	CAD	43,000	42,895
	Sprint Nextel
	6.00% 12/1/16	USD	145,000	134,488
	Telecom Italia Capital
	5.25% 10/1/15		430,000	443,928
	Telesat Canada
	11.00% 11/1/15		89,000	100,125
	Time Warner Cable
	8.25% 4/1/19		160,000	195,883
	Verizon Communications
	6.40% 2/15/38		50,000	53,719
#	Videotron 144A
	7.125% 1/15/20	CAD	104,000	105,167
	Virgin Media Finance
	8.75% 4/15/14	USD	18,000	18,428
#	Vivendi 144A
	5.75% 4/4/13		205,000	222,738
	6.625% 4/4/18		95,000	105,402
#	Wind Acquisition
	Finance 144A
	11.75% 7/15/17		175,000	195,563
				4,423,330
Consumer Cyclical – 2.33%
#w	CVS Pass Through
	Trust 144A
	8.353% 7/10/31		350,594	420,809
	Ford Motor Credit
	7.25% 10/25/11		135,000	139,487
	Goodyear Tire & Rubber
	10.50% 5/15/16		140,000	156,625
	International Game
	Technology
	7.50% 6/15/19		25,000	29,158
	MGM Mirage
	13.00% 11/15/13		40,000	47,200
	#144A 10.375% 5/15/14		25,000	27,500
	#144A 11.125% 11/15/17		35,000	39,944
*	OSI Restaurant Partners
	10.00% 6/15/15		155,000	160,425
#	Pinnacle Entertainment
	144A 8.625% 8/1/17		75,000	78,750
	Ryland Group
	8.40% 5/15/17		80,000	88,400
*	Sally Holdings
	10.50% 11/15/16		70,000	77,175
				1,265,473

2010 Semiannual report • Delaware Pooled Trust

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 4.11%
	ARAMARK
	8.50% 2/1/15	USD	123,000	$126,844
	Beckman Coulter
	6.00% 6/1/15		130,000	143,388
	7.00% 6/1/19		15,000	17,066
#	Brambles USA 144A
	3.95% 4/1/15		50,000	50,678
	5.35% 4/1/20		50,000	51,019
#	CareFusion 144A
	6.375% 8/1/19		200,000	223,821
	HCA PIK
	9.625% 11/15/16		85,000	92,650
	Hospira 6.40% 5/15/15		230,000	259,017
	Iron Mountain
	8.00% 6/15/20		90,000	93,713
	Jarden 7.50% 5/1/17		95,000	97,613
	Kraft Foods
	5.375% 2/10/20		170,000	176,661
	Life Technologies
	6.00% 3/1/20		170,000	179,200
	Medco Health Solutions
	7.125% 3/15/18		210,000	244,319
*#	RSC Equipment Rental/
	Holdings III 144A
	10.25% 11/15/19		135,000	141,413
	Select Medical
	7.625% 2/1/15		50,000	47,750
	Supervalu
	7.50% 11/15/14		95,000	98,088
	8.00% 5/1/16		30,000	30,675
	Yale University
	2.90% 10/15/14		160,000	163,515
				2,237,430
Electric – 2.53%
	Ameren 8.875% 5/15/14		40,000	46,756
#	American Transmission
	Systems 144A
	5.25% 1/15/22		105,000	107,895
#	Centrais Eletricas
	Brasileiras 144A
	6.875% 7/30/19		200,000	218,500
	CMS Energy
	6.55% 7/17/17		55,000	57,797
	8.75% 6/15/19		20,000	22,991
	Illinois Power
	9.75% 11/15/18		310,000	407,765
	NRG Energy
	7.375% 2/1/16		75,000	74,438
	Pennsylvania Electric
	5.20% 4/1/20		175,000	179,266
@#	Power Receivables
	Finance 144A
	6.29% 1/1/12		31,237	31,998
	PPL Electric Utilities
	7.125% 11/30/13		95,000	110,747
	Public Service of Oklahoma
	5.15% 12/1/19		115,000	119,524
				1,377,677
Energy – 4.05%
	Anadarko Finance
	7.50% 5/1/31		60,000	69,281
	Chesapeake Energy
	9.50% 2/15/15		60,000	66,075
	Enbridge Energy Partners
	•8.05% 10/1/37		75,000	76,300
	9.875% 3/1/19		35,000	46,408
	Energy Transfer Partners
	9.70% 3/15/19		130,000	168,264
#	Midcontinent Express
	Pipeline 144A
	5.45% 9/15/14		100,000	104,665
	6.70% 9/15/19		45,000	47,973
	Nexen 7.50% 7/30/39		90,000	107,866
	Noble Energy
	8.25% 3/1/19		155,000	191,126
	OPTI Canada
	7.875% 12/15/14		151,000	144,583
	Petrobras International Finance
	5.75% 1/20/20		10,000	10,207
	5.875% 3/1/18		20,000	21,365
	PetroHawk Energy
	7.875% 6/1/15		10,000	10,375
	#144A 10.50% 8/1/14		91,000	101,010
	Plains All American Pipeline
	5.75% 1/15/20		25,000	26,122
	8.75% 5/1/19		175,000	217,943
	Pride International
	8.50% 6/15/19		130,000	149,988
	Range Resources
	8.00% 5/15/19		85,000	92,225
#	SEMCO Energy 144A
	5.15% 4/21/20		40,000	41,142
•	TransCanada Pipelines
	6.35% 5/15/67		135,000	130,002
	Transocean 6.80% 3/15/38		70,000	77,590
	Weatherford International
	9.625% 3/1/19		110,000	142,488
#	Woodside Finance 144A
	4.50% 11/10/14		135,000	139,929
	8.125% 3/1/14		15,000	17,364
				2,200,291
Finance Companies – 2.54%
	AngloGold Ashanti Holdings
	5.375% 4/15/20		50,000	50,648
	Capital One Bank
	8.80% 7/15/19		255,000	313,209
2010 Semiannual report • Delaware Pooled Trust

(continues)     39

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
#	CDP Financial 144A
	4.40% 11/25/19	USD	250,000	$248,338
	General Electric Capital
	6.00% 8/7/19		480,000	519,769
•#	ILFC E-Capital
	Trust II 144A
	6.25% 12/21/65		130,000	99,450
#	International Lease
	Finance 144A
	8.75% 3/15/17		150,000	149,250
				1,380,664
Insurance – 0.34%
	Prudential Financial
	3.875% 1/14/15		175,000	177,753
‡@=#w	Twin Reefs Pass
	Through Trust 144A
	0.00% 12/31/49		300,000	0
	UnitedHealth Group
	5.80% 3/15/36		8,000	7,714
				185,467
Natural Gas – 1.33%
	El Paso 7.00% 6/15/17		135,000	139,372
	Enterprise Products Operating
	•7.034% 1/15/68		50,000	48,383
	•8.375% 8/1/66		45,000	46,857
	9.75% 1/31/14		120,000	147,158
	Kinder Morgan Energy Partners
	9.00% 2/1/19		190,000	243,560
	#Rockies Express
	Pipeline 144A
	5.625% 4/15/20		100,000	100,214
				725,544
Real Estate – 1.17%
	Developers Diversified Realty
	9.625% 3/15/16		105,000	120,552
#	Digital Realty Trust 144A
	5.875% 2/1/20		50,000	50,320
	ProLogis
	6.25% 3/15/17		45,000	45,230
	6.875% 3/15/20		15,000	14,878
	7.375% 10/30/19		135,000	140,551
	Regency Centers
	5.875% 6/15/17		93,000	94,928
•#	USB Realty 144A
	6.091% 12/22/49		200,000	169,500
				635,959
Technology – 0.18%
	National Semiconductor
	3.95% 4/15/15		40,000	40,061
	6.60% 6/15/17		50,000	55,145
				95,206
Total Corporate Bonds
	(cost $22,914,197)			24,173,332

Non-Agency Asset-Backed Securities – 9.33%
•#	AH Mortgage Advance Trust
	Series 2009-ADV3 A1 144A
	2.194% 10/6/21		95,000	94,906
•	American Express
	Credit Account Master Trust
	Series 2010-1 B
	0.88% 11/16/15		100,000	100,000
#	Bank of America Auto Trust
	Series 2009-3A A4 144A
	2.67% 12/15/16		170,000	173,202
•	Bank of America
	Credit Card Trust
	Series 2008-A5 A5
	1.454% 12/16/13		120,000	121,448
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		250,000	282,612
	Caterpillar Financial Asset Trust
	Series 2007-A A3A
	5.34% 6/25/12		18,318	18,490
	Citibank Credit Card
	Issuance Trust
	Series 2007-A3 A3
	6.15% 6/15/39		150,000	175,533
	•Series 2009-A1 A1
	2.004% 3/17/14		425,000	437,269
#	Citibank Omni Master Trust
	2009-A13 A13 144A
	5.35% 8/15/18		250,000	264,444
	Citicorp Residential
	Mortgage Securities
	Series 2006-3 A5
	5.948% 11/25/36		300,000	228,262
	CNH Equipment Trust
	•Series 2007-A A4
	0.294% 9/17/12		28,735	28,696
	Series 2008-A A3
	4.12% 5/15/12		30,619	30,920
	Series 2008-A A4A
	4.93% 8/15/14		145,000	151,303
	Series 2008-B A3A
	4.78% 7/16/12		20,862	21,191
	Series 2009-C A3
	1.85% 12/16/13		40,000	40,251
	Series 2009-C A4
	3.00% 8/17/15		95,000	96,487
	Series 2010-A A4
	2.49% 1/15/16		120,000	120,321
	Daimler Chrysler Auto Trust
	Series 2008-B A3A
	4.71% 9/10/12		100,000	102,291

2010 Semiannual report • Delaware Pooled Trust

			Principal	Value
			Amount°	(U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Discover Card Master Trust
	Series 2007-A1 A1
	5.65% 3/16/20	USD	150,000	$168,392
	Series 2008-A4 A4
	5.65% 12/15/15		100,000	110,445
	•Series 2009-A1 A1
	1.554% 12/15/14		315,000	318,002
#	Dunkin Securitization
	Series 2006-1 A2 144A
	5.779% 6/20/31		150,000	147,052
#	Ford Credit Auto Lease
	Trust 144A
	Series 2009-A A3
	3.71% 1/15/14		250,000	255,473
	Series 2010-A A2
	1.04% 3/15/13		250,000	249,899
•	Ford Credit Floorplan
	Master Owner Trust
	Series 2009-2 A
	1.804% 9/15/14		100,000	100,968
	#Series 2010-1 A 144A
	1.904% 12/15/14		100,000	101,118
	General Electric
	Capital Credit Card
	Master Note Trust
	Series 2009-3 A
	2.54% 9/15/14		100,000	101,219
•#	Golden Credit Card Trust
	Series 2008-3 A
	144A 1.254% 7/15/17		150,000	151,313
	Harley-Davidson
	Motorcycle Trust
	#Series 2006-1 A2
	144A 5.04% 10/15/12		37,326	38,056
	Series 2009-4 A3
	1.87% 2/15/14		100,000	100,841
	Hyundai Auto
	Receivables Trust
	Series 2007-A A3A
	5.04% 1/17/12		23,324	23,588
	Series 2008-A A3
	4.93% 12/17/12		80,000	82,652
	John Deere Owner Trust
	Series 2010-A A4
	2.13% 10/17/16		90,000	89,982
•	MBNA Credit Card
	Master Note Trust
	Series 2005-A4 A4
	0.294% 11/15/12		140,000	139,986
•	Merrill Auto Trust
	Securitization
	Series 2007-1 A4
	0.314% 12/15/13		52,258	51,974
	Mid-State Trust
	Series 11 A1
	4.864% 7/15/38		14,925	14,092
	#Series 2006-1 A 144A
	5.787% 10/15/40		340,984	341,373
Total Non-Agency Asset-Backed
	Securities (cost $4,965,034)			5,074,051

Non-Agency Collateralized Mortgage Obligations – 2.18%
@	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		22,628	19,479
	Bank of America
	Alternative Loan Trust
	Series 2004-10 1CB1
	6.00% 11/25/34		20,264	18,190
	Series 2005-5 2CB1
	6.00% 6/25/35		2,629	2,018
	Citicorp Mortgage Securities
	Series 2006-4 3A1
	5.50% 8/25/21		6,300	6,166
	wCountrywide Home
	Loan Mortgage Pass
	Through Trust
	@Series 2006-17 A5
	6.00% 12/25/36		6,308	5,789
	•Series 2006-HYB1
	3A1 5.104% 3/20/36		151,194	97,057
	First Horizon Asset Securities
	Series 2006-3 1A11
	6.25% 11/25/36		230,305	225,724
#	GSMPS Mortgage
	Loan Trust 144A
	Series 1999-2 A
	8.00% 9/19/27		45,296	45,182
	Lehman Mortgage Trust
	Series 2005-2 2A3
	5.50% 12/25/35		167,935	152,408
#	MASTR Reperforming
	Loan Trust
	Series 2005-1 1A5
	144A 8.00% 8/25/34		102,789	99,359
#	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		107,695	101,337
•w	Washington Mutual
	Mortgage Pass
	Through Certificates
	Series 2006-AR10
	1A1 5.905% 9/25/36		21,776	18,273

2010 Semiannual report • Delaware Pooled Trust

(continues)     41

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

		Principal	Value
		Amount°	(U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed
Securities Trust
•Series 2005-AR16 2A1
2.998% 10/25/35	USD	7,949	$7,345
Series 2006-4 1A8
5.75% 4/25/36		90,724	85,267
Series 2006-4 2A3
5.75% 4/25/36		215,692	79,300
•Series 2006-AR10 5A1
5.491% 7/25/36		14,174	12,091
•Series 2006-AR18 2A2
5.587% 11/25/36		293,779	86,094
Series 2007-8 2A6
6.00% 7/25/37		160,000	122,235
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,602,507)			1,183,314

Regional Authority – 0.02%Δ
Canada – 0.02%
Province of Quebec Canada
4.50% 12/1/19	CAD	11,000	10,935
Total Regional Authority
(cost $10,557)			10,935

«Senior Secured Loans – 3.84%
ATI Holdings
7.00% 2/18/16	USD	115,000	112,197
Community Health Systems
Term Tranche Loan B
2.502% 7/25/14		195,459	190,168
Term Tranche Loan DD
2.502% 7/25/14		10,009	9,803
Ford Motor Term
Tranche Loan B
3.258% 12/15/13		200,855	194,301
Harrah’s Chester Downs
Term Tranche Loan
12.375% 12/31/16		81,813	84,983
Knology Extended
Term Tranche Loan
3.783% 6/2/14		164,585	163,454
Level 3 Communication
Term Tranche Loan B
11.50% 3/13/14		135,000	147,868
Nuveen Investment
Term Tranche Loan B
3.302% 11/13/14		137,131	125,269
2nd Lien Term Loan
12.50% 7/9/15		65,000	72,313
RehabCare Group Term
Tranche Loan B
6.00% 11/3/15		179,550	180,840
Rental Services 2nd Lien
Term Tranche Loan
3.817% 10/7/13		100,000	97,150
Rockwood Specialties
Group Term
Tranche Loan H
6.00% 5/15/14		150,000	151,444
Texas Competitive Electric
Holdings Term Tranche
Loan B2 3.729% 10/10/14		329,826	271,353
Toys R Us Term Tranche
Loan B 4.479% 7/19/12		150,000	150,052
Univision Communications
Term Tranche Loan B
2.533% 9/29/14		150,000	137,001
Total Senior Secured Loans
(cost $1,928,244)			2,088,196

Sovereign Agencies – 0.75%Δ
Brazil – 0.19%
# Banco Nacional de
Desenvolvimento
Economico e Social 144A
6.369% 6/16/18		100,000	105,500
			105,500
Norway – 0.37%
# Kommunalbanken 144A
2.75% 5/5/15		200,000	199,230
			199,230
Republic of Korea – 0.19%
# Korea Expressway 144A
4.50% 3/23/15		100,000	103,130
			103,130
Total Sovereign Agencies
(cost $402,831)			407,860

Sovereign Debt – 3.67%Δ
Australia – 0.45%
Australian Government
Bond 6.25% 4/15/15	AUD	257,000	245,300
			245,300
Indonesia – 1.07%
Indonesia Treasury Bond
9.50% 6/15/15	IDR	820,000,000	96,804
10.50% 8/15/30	IDR	820,000,000	97,549
10.75% 5/15/16	IDR	1,345,000,000	167,574
11.00% 11/15/20	IDR	930,000,000	121,234
12.80% 6/15/21	IDR	700,000,000	101,189
			584,350

2010 Semiannual report • Delaware Pooled Trust

		Principal	Value
		Amount°	(U.S. $)
Sovereign Debt (continued)
Mexico – 0.65%
Mexican Bonos
7.50% 6/3/27	MXN	2,350,000	$186,767
7.75% 12/14/17	MXN	1,967,000	165,341
			352,108
Norway – 1.30%
Eksportfinans
3.00% 11/17/14	USD	105,000	106,721
5.50% 5/25/16		245,000	274,847
Norway Government Bond
4.50% 5/22/19	NOK	747,000	135,580
*5.00% 5/15/15	NOK	1,018,000	189,333
			706,481
Poland – 0.20%
Poland Government Bond
5.50% 10/25/19	PLN	320,000	107,683
			107,683
Total Sovereign Debt
(cost $1,889,988)			1,995,922

Supranational Banks – 1.13%
European Bank for
Reconstruction
& Development
9.25% 9/10/12	BRL	130,000	73,554
European Investment Bank
6.125% 1/23/17	AUD	66,000	60,372
11.25% 2/14/13	BRL	125,000	73,700
Inter-American
Development Bank
5.375% 5/27/14	AUD	170,000	154,225
International Bank for
Reconstruction &
Development
5.375% 12/15/14	NZD	11,000	8,040
7.50% 7/30/14	NZD	309,000	243,908
Total Supranational Banks
(cost $574,299)			613,799

U.S. Treasury Obligations – 2.46%
U.S. Treasury Inflation
Index Notes
*1.625% 1/15/15	USD	510,795	539,806
¥2.00% 1/15/14		228,735	245,193
2.375% 1/15/17		220,326	242,703
U.S. Treasury Notes
2.50% 4/30/15		60,000	60,230
*3.625% 2/15/20		250,000	249,297
Total U.S. Treasury Obligations
(cost $1,325,030)			1,337,229

		Number of
		Shares
Preferred Stock – 0.22%
•PNC Financial
Services Group 8.25%		110,000	117,855
Total Preferred Stock
(cost $108,414)			117,855

		Principal
		Amount°
≠Discount Note – 11.60%
Federal Home Loan
Bank 0.06% 5/3/10	USD	6,307,037	6,307,016
Total Discount Note
(cost $6,307,016)			6,307,016

Total Value of Securities Before Securities
Lending Collateral – 107.47%
(cost $56,463,125)			58,427,708

		Number of
		Shares
Securities Lending Collateral** – 2.71%
Investment Companies
Mellon GSL DBT II Collateral Fund		1,228,000	1,228,000
BNY Mellon SL DBT II Liquidating Fund		245,393	242,694
@† Mellon GSL Reinvestment Trust II		51,711	2,198
Total Securities Lending Collateral
(cost $1,525,104)			1,472,892

Total Value of Securities – 110.18%
(cost $57,988,229)			59,900,600 ©
Obligation to Return Securities
Lending Collateral** – (2.81%)			(1,525,104)
Liabilities Net of Receivables
and Other Assets – (7.37%)			(4,006,896)
Net Assets Applicable to 5,651,638
Shares Outstanding; Equivalent
to $9.62 Per Share – 100.00%			$54,368,600

2010 Semiannual report • Delaware Pooled Trust

(continues)     43

Statements of net assets

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$57,502,246
Undistributed net investment income	1,542,803
Accumulated net realized loss on investments	(6,567,334)
Net unrealized appreciation of investments
and foreign currencies	1,890,885
Total net assets	$54,368,600

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate security. The rate shown is the rate as of April 30, 2010. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
Φ	Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2010.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2010, the aggregate amount of Rule 144A securities was $9,306,818, which represented 17.12% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $333,005, which represented 0.61% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2010.
¥	Fully or partially pledged as collateral for financial futures contracts.
Δ	Securities have been classified by country of origin.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $1,486,269 of securities loaned.

2010 Semiannual report • Delaware Pooled Trust

Summary of Abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK —Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at April 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(9,550)	USD	8,819	6/1/10	$18
AUD	51,486	USD	(47,639)	6/1/10	(185)
BRL	(152,908)	USD	86,806	6/1/10	(588)
BRL	300,000	USD	(170,823)	6/1/10	640
CAD	(67,770)	USD	67,744	6/1/10	1,041
CAD	63,662	USD	(63,691)	6/1/10	(1,032)
CAD	105,883	USD	(105,943)	6/1/10	(1,728)
CLP	2,635,100	USD	(5,060)	6/1/10	27
EUR	(265,354)	USD	353,494	6/1/10	103
EUR	(14,991)	USD	19,993	6/1/10	29
EUR	56,870	USD	(75,684)	6/1/10	55
GBP	(219,972)	USD	340,010	6/1/10	3,544
GBP	(5,951)	USD	9,208	6/1/10	105
GBP	4,545	USD	(7,024)	6/1/10	(73)
IDR	(20,296,000)	USD	2,254	6/1/10	14
INR	12,120,474	USD	(260,000)	10/20/10	9,520
JPY	17,473,065	USD	(185,459)	6/1/10	578
JPY	30,163,200	USD	(320,605)	6/1/10	545
KRW	106,441,950	USD	(96,293)	6/1/10	(365)
KRW	555,888,960	USD	(503,614)	6/1/10	(2,635)
MYR	143,367	USD	(45,051)	6/1/10	(128)
MYR	705,052	USD	(221,994)	6/1/10	(1,067)
NOK	(1,178,268)	USD	199,129	6/1/10	(331)
NOK	(39,978)	USD	6,777	6/1/10	9
NOK	388,630	USD	(65,967)	6/1/10	(179)
NZD	(357,116)	USD	257,481	6/1/10	(1,494)
PLN	(465,091)	USD	159,158	6/1/10	1,820
PLN	29,262	USD	(10,029)	6/1/10	(130)
SGD	95,990	USD	(70,214)	6/1/10	(167)
SGD	314,267	USD	(229,727)	6/1/10	(397)
TWD	2,818,200	USD	(90,486)	6/1/10	(506)
TWD	5,352,900	USD	(171,843)	6/1/10	(934)
ZAR	(53,728)	USD	7,261	6/1/10	28
					$6,137

Financial Futures Contract

Contract	Notional	Notional	Expiration	Unrealized
to Buy	Cost	Value	Date	Appreciation
7 U.S. Treasury
5 yr Notes	$807,422	$811,016	6/30/10	$3,594

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Kingdom of Spain
5 yr CDS	$180,000	1.00%	3/20/15	$2,592
JPMorgan Securities
Donnelly (R.R.) &
Sons 5 yr CDS	310,000	5.00%	6/20/14	(53,164)
Penny (J.C.)
5 yr CDS	235,000	1.00%	3/20/15	(960)
Portuguese
Republic 5 yr CDS	85,000	1.00%	6/20/15	4,744
Sunoco 5 yr CDS	85,000	1.00%	3/20/15	1,402
	$895,000			$(45,386)
Protection Sold:
CitiGroup Global
Markets
MetLife 5 yr CDS	$55,000	5.00%	9/20/14	3,141
JPMorgan Securities
Macy’s 5 yr CDS	235,000	1.00%	3/20/15	3,904
MetLife 5 yr CDS	280,000	1.00%	12/20/14	6,785
Valero Energy
5 yr CDS	85,000	1.00%	3/20/15	(96)
	$655,000			13,734
Total				$(31,652)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to Financial Statements.”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     45

Statements of net assets

Delaware Pooled® Trust — The International Equity Portfolio

April 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 99.02%Δ
Australia – 10.23%
±	Amcor	2,387,243	$14,444,703
±	Foster’s Group	3,515,284	17,612,922
±	QBE Insurance Group	836,524	16,204,559
±	Telstra	8,760,442	25,662,972
±	Wesfarmers	491,837	13,182,684
			87,107,840
Belgium – 0.39%
±	Fortis	1,069,480	3,285,471
†±	Fortis Strip	732,357	975
			3,286,446
Finland – 0.66%
±	UPM-Kymmene	391,458	5,618,391
			5,618,391
France – 13.40%
±	Carrefour	517,848	25,384,545
*±	Compagnie de Saint-Gobain	280,125	13,830,051
±	France Telecom	915,228	20,038,117
†±	GDF Suez	162,519	217
*±	Sanofi-Aventis	183,667	12,530,905
±	Societe Generale	226,405	12,091,217
*±	Total	452,282	24,610,222
*±	Vinci	102,228	5,697,332
			114,182,606
Germany – 5.09%
*±	Deutsche Telekom	1,382,506	18,190,377
*±	RWE	306,628	25,188,776
			43,379,153
Hong Kong – 1.39%
±	Hong Kong Electric Holdings	2,007,900	11,848,019
			11,848,019
Ireland – 0.42%
±	Experian	388,509	3,591,109
			3,591,109
Italy – 1.84%
±	Intesa Sanpaolo	3,550,691	11,704,100
*±	UniCreditio	1,527,343	4,003,161
			15,707,261
Japan – 21.70%
±	Astellas Pharma	553,100	19,363,669
*±	Canon	568,100	25,982,617
±	Kao	999,400	24,363,376
±	KDDI	2,660	12,823,207
±	Nitto Denko	195,900	7,653,377
±	Sekisui House	656,018	6,252,213
±	Seven & I Holdings	947,273	24,218,939
±	Takeda Pharmaceutical	613,200	26,323,749
±	Tokio Marine Holdings	544,452	16,206,085
±	Toyota Motor	348,600	13,467,043
±	West Japan Railway	2,250	8,177,040
			184,831,315
Netherlands – 3.02%
±	ING Groep CVA	1,264,414	11,161,380
*±	Reed Elsevier	1,223,168	14,569,109
			25,730,489
New Zealand – 0.58%
±	Telecom Corporation of
	New Zealand	3,154,734	4,932,863
			4,932,863
Singapore – 5.04%
±	Jardine Matheson Holdings	286,815	10,503,975
±	Oversea-Chinese Banking	957,787	6,082,591
±	Singapore Telecommunications	6,038,602	13,319,379
±	United Overseas Bank	892,000	13,049,416
			42,955,361
South Africa – 0.97%
±	Sasol	203,678	8,241,219
			8,241,219
Spain – 6.93%
*±	Banco Santander	978,729	12,446,281
*±	Iberdrola	3,113,866	24,714,556
*±	Telefonica	965,305	21,852,355
			59,013,192
Switzerland – 5.00%
±	Novartis	505,398	25,766,396
±	Zurich Financial Services	75,880	16,821,423
			42,587,819
Taiwan – 2.41%
†	Chunghwa Telecom ADR	389,060	7,594,451
	Taiwan Semiconductor
	Manufacturing ADR	1,223,032	12,951,909
			20,546,360
United Kingdom – 19.95%
±	Aviva	943,488	4,989,664
±	BG Group	827,333	13,988,084
±	BP	2,855,268	24,899,267
±	Compass Group	2,469,895	20,083,812
±	GlaxoSmithKline	1,555,785	28,872,137
*±	Royal Dutch Shell Class A	940,819	29,524,351
±	Unilever	880,175	26,445,040
±	Vodafone Group	9,550,535	21,166,376
			169,968,731
Total Common Stock
	(cost $869,283,405)		843,528,174

2010 Semiannual report • Delaware Pooled Trust

	Principal	Value
	Amount (U.S. $)	(U.S. $)
≠Discount Note – 0.77%
Federal Home Loan Bank
0.06% 5/3/10	$6,524,039	$6,524,017
Total Discount Note
(cost $6,524,017)		6,524,017

Total Value of Securities Before Securities
Lending Collateral – 99.79%
(cost $875,807,422)		850,052,191

	Number of
	Shares
Securities Lending Collateral** – 3.65%
Investment Companies
Mellon GSL DBT II Collateral Fund	26,158,319	26,158,319
BNY Mellon SL DBT II Liquidating Fund	4,916,342	4,862,262
†@ Mellon GSL Reinvestment Trust II	1,507,218	64,057
Total Securities Lending Collateral
(cost $32,581,879)		31,084,638

Total Value of Securities – 103.44%
(cost $908,389,301)		881,136,829 ©
Obligation to Return Securities
Lending Collateral** – (3.82%)		(32,581,879)
Receivables and Other Assets
Net of Liabilities – 0.38%		3,272,404
Net Assets Applicable to 66,599,423
Shares Outstanding; Equivalent to
$12.79 Per Share – 100.00%		$851,827,354

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$1,027,620,247
Undistributed net investment income		8,836,093
Accumulated net realized loss on investments		(157,354,016)
Net unrealized depreciation of investments
and foreign currencies		(27,274,970)
Total net assets		$851,827,354

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 12 in “Country and sector allocations.”
±	Security is being valued based on international fair value pricing. At April 30, 2010, the aggregate amount of international fair value priced securities was $822,981,814, which represented 96.61% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $64,057, which represented 0.01% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $28,520,689 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CVA — Dutch Certificate
GBP — British Pound Sterling
SGD — Singapore Dollar
USD — United States Dollar

1The following foreign currency exchange contracts were outstanding at April 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
GBP	120,512	USD	(183,913)	5/4/10	$443
GBP	476,368	USD	(730,891)	5/5/10	(2,159)
SGD	(201,825)	USD	146,921	5/3/10	(359)
SGD	(459,071)	USD	335,456	5/4/10	453
SGD	(463,000)	USD	338,451	5/5/10	581
					$(1,041)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     47

Statements of net assets

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

April 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 98.50%Δ
Australia – 11.04%
±	Amcor	2,501,434	$15,135,649
±	Foster’s Group	3,196,864	16,017,515
±	QBE Insurance Group	800,747	15,511,512
±	Telstra	8,144,612	23,858,951
±	Wesfarmers	491,779	13,181,129
			83,704,756
Belgium – 0.33%
±	Ageas	814,883	2,503,342
±†	Ageas Strip	305,506	407
			2,503,749
Finland – 0.65%
±	UPM-Kymmene	343,600	4,931,511
			4,931,511
France – 11.79%
±	Carrefour	497,574	24,390,727
±*	France Telecom	1,095,892	23,993,597
±†	GDF Suez	101,871	136
±*	Sanofi-Aventis	163,157	11,131,586
±*	Societe Generale	229,106	12,235,465
±*	Total	229,588	12,492,674
±*	Vinci	91,779	5,114,992
			89,359,177
Germany – 3.49%
±*	RWE	322,107	26,460,340
			26,460,340
Hong Kong – 1.99%
±	Hong Kong Electric Holdings	2,558,000	15,093,995
			15,093,995
Ireland – 0.42%
±	Experian	344,901	3,188,027
			3,188,027
Italy – 2.06%
±	Intesa Sanpaolo	3,231,916	10,653,326
±*	UniCreditio	1,898,749	4,976,616
			15,629,942
Japan – 22.36%
±	Astellas Pharma	457,100	16,002,772
±	Canon	594,000	27,167,178
±	Kao	923,900	22,522,836
±	KDDI	2,760	13,305,283
±	Nitto Denko	176,400	6,891,556
±	Sekisui House	582,000	5,546,781
±	Seven & I Holdings	970,100	24,802,556
±	Takeda Pharmaceutical	576,200	24,735,394
±	Tokio Marine Holdings	562,400	16,740,323
±	West Japan Railway	3,246	11,796,744
			169,511,423
Netherlands – 3.03%
±	ING Groep CVA	1,067,696	9,424,889
±*	Reed Elsevier	1,135,633	13,526,483
			22,951,372
New Zealand – 0.71%
±	Telecom Corporation of
	New Zealand	3,445,627	5,387,714
			5,387,714
Singapore – 5.05%
±	Singapore Telecommunications	7,622,000	16,811,890
±	United Overseas Bank	1,465,000	21,432,057
			38,243,947
Spain – 7.21%
±*	Banco Santander	888,042	11,293,034
±	Iberdrola	2,827,318	22,440,244
±	Telefonica	923,592	20,908,065
			54,641,343
Switzerland – 5.15%
±	Novartis	470,264	23,975,181
±	Zurich Financial Services	67,882	15,048,390
			39,023,571
United Kingdom – 23.22%
±	Aviva	1,054,908	5,578,912
±	BG Group	1,123,650	18,998,046
±	BP	3,348,758	29,202,729
±	Compass Group	2,611,239	21,233,143
±	GlaxoSmithKline	1,348,342	25,022,426
±	Royal Dutch Shell Class A	1,034,205	32,454,947
±	Unilever	800,488	24,050,828
±	Vodafone Group	8,761,321	19,417,280
			175,958,311
Total Common Stock
	(cost $787,156,714)		746,589,178

		Principal
		Amount (U.S. $)
≠Discount Note – 1.24%
	Federal Home Loan Bank
	0.06% 5/3/10	$9,378,055	9,378,024
Total Discount Note
	(cost $9,378,024)		9,378,024

Total Value of Securities
	Before Securities Lending
	Collateral – 99.74%
	(cost $796,534,738)		755,967,202

2010 Semiannual report • Delaware Pooled Trust

	Number of	Value
	Shares	(U.S. $)
Securities Lending Collateral** – 0.81%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,399,920	$3,399,920
BNY Mellon SL DBT II Liquidating Fund	2,766,767	2,736,332
@† Mellon GSL Reinvestment Trust II	521,358	22,158
Total Securities Lending Collateral
(cost $6,688,045)		6,158,410

Total Value of Securities – 100.55%
(cost $803,222,783)		762,125,612 ©
Obligation to Return Securities
Lending Collateral** – (0.88%)		(6,688,045)
Receivables and Other Assets
Net of Liabilities – 0.33%		2,492,650
Net Assets Applicable to 59,383,608
Shares Outstanding; Equivalent to
$12.76 Per Share – 100.00%		$757,930,217

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$866,530,631
Undistributed net investment income		8,609,595
Accumulated net realized loss on investments		(76,085,254)
Net unrealized depreciation of investments and
foreign currencies		(41,124,755)
Total net assets		$757,930,217

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 13 in “Country and sector allocations.”
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $6,324,770 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
±
Security is being valued based on international fair value pricing. At April 30, 2010, the aggregate amount of international fair value priced securities was $746,589,178, which represented 98.50% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $22,158, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

Summary of Abbreviations: CVA — Dutch Certificate GBP — British Pound Sterling USD — United States Dollar

1The following foreign currency exchange contracts were outstanding at April 30, 2010:

Foreign Currency Exchange Contracts

				Unrealized
Contracts to			Settlement	Appreciation
Receive	In Exchange For		Date	(Depreciation)
GBP 107,111	USD	(163,462)	5/4/10	$393
GBP 423,408	USD	(649,635)	5/5/10	(1,919)
				$(1,526)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     49

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio
April 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 93.05%Δ
Brazil – 9.87%
	AES Tiete	179,594	$1,802,399
	Cielo	1,444,037	13,952,170
	Companhia de Concessoes
	Rodoviarias	430,000	9,897,856
	CPFL Energia	380,947	7,821,717
	Redecard	749,400	12,445,797
	Santos Brasil Participacoes	232,899	2,244,890
*	Vale ADR	508,100	13,672,971
			61,837,800
Chile – 3.30%
	Banco Santander ADR	85,500	5,633,595
	Enersis ADR	646,000	12,848,940
#	Inversiones Aguas Metropolitan
	144A ADR	83,900	2,209,179
			20,691,714
■China – 20.11%
±*	Beijing Enterprises Holdings	893,628	5,757,287
±	China BlueChemical Class H	5,898,000	3,646,613
±*	China Construction Bank Class H	22,252,000	18,070,126
±*	China Gas Holdings	3,300,000	1,871,857
±	China Merchants
	Holdings International	3,106,000	10,789,586
±	China Mobile	1,434,500	14,042,297
±†*	China Power
	International Development	12,200,000	2,779,574
±*	China Resources Power Holdings	1,228,000	2,489,481
±	China Shenhua Energy Class H	974,500	4,181,669
±	China Shipping Development
	Class H	6,858,000	10,203,130
±*	China Yurun Food Group	3,595,000	10,901,361
±	CNOOC	3,773,000	6,636,557
±	Hengan International Group	1,103,000	8,467,598
±*	Industrial & Commercial Bank of
	China Class H	22,964,281	16,737,350
±	Jiangsu Expressway Class H	7,480,000	7,023,311
±	Xinao Gas Holdings	788,000	2,378,106
			125,975,903
Colombia – 1.71%
	BanColombia ADR	228,600	10,684,764
			10,684,764
Czech Republic – 3.78%
±†	CEZ	212,761	10,201,766
±†	Komercni Banka	42,464	8,715,161
±†*	Telefonica o2 Czech Republic	215,468	4,775,738
			23,692,665
Egypt – 2.06%
	Mobinil – Egyptian Mobile Services	75,099	2,589,896
†	Orascom Telecom Holding GDR	1,683,167	10,332,122
			12,922,018
India – 3.10%
±	Axis Bank	244,185	6,934,962
±	HCL Technologies	389,795	3,442,873
±	Rural Electrification	1,283,039	7,297,404
±	Sun Pharmaceutical Industries	49,449	1,755,445
			19,430,684
Indonesia – 1.67%
±	Perusahaan Gas Negara	23,306,000	10,468,749
			10,468,749
Israel – 0.43%
±	Bezeq Israeli Telecommunication	1,106,612	2,702,681
			2,702,681
Kazakhstan – 1.01%
†	KazMunaiGas Exploration
	Production GDR	256,681	6,314,353
			6,314,353
Malaysia – 1.96%
±	Maxis	4,518,000	7,517,878
±	Tanjong	856,400	4,792,434
			12,310,312
Mexico – 3.90%
	Banco Compartamos	1,257,500	7,115,949
	Grupo Aeroportuario
	del Pacifico ADR	219,800	7,783,117
*	Grupo Televisa ADR	203,100	4,220,418
	Kimberly-Clark de Mexico Class A	915,700	5,314,196
			24,433,680
Phillippines – 1.86%
	Philippine Long Distance
	Telephone ADR	207,500	11,669,800
			11,669,800
Poland – 1.14%
±	Bank Pekao	74,462	4,242,904
±	Polska Grupa Energetyczna	386,468	2,894,234
			7,137,138
Republic of Korea – 4.33%
±	KB Financial Group	224,932	10,958,035
±	KT&G	320,390	16,185,692
			27,143,727
Russia – 3.44%
†	Gazprom ADR	263,785	6,143,553
*	LUKOIL ADR	211,764	12,155,253
	Mobile TeleSystems ADR	58,800	3,248,700
			21,547,506
Singapore – 1.76%
±	Singapore Telecommunications	4,994,000	11,015,295
			11,015,295

2010 Semiannual report • Delaware Pooled Trust

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
South Africa – 6.59%
±	African Bank Investments	2,941,998	$14,087,490
±*	Pretoria Portland Cement	1,115,243	4,979,353
±	Sasol	388,356	15,713,661
±	Telkom	269,911	1,343,423
±	Tiger Brands	203,934	5,192,795
			41,316,722
Taiwan – 12.95%
±	Asustek Computer	5,606,565	10,815,195
±	Chinatrust Financial Holding	5,457,306	3,083,367
±	Chunghwa Telecom	989,545	1,943,379
	Chunghwa Telecom ADR	520,648	10,163,049
±	Far EasTone Telecommunications	3,759,765	4,577,978
±	Lite-On Technology	7,490,330	9,945,111
±	MediaTek	839,965	14,228,225
±	President Chain Store	2,858,715	8,177,206
±	Taiwan Semiconductor
	Manufacturing	9,300,588	18,209,737
			81,143,247
Thailand – 2.68%
±	Kasikornbank Foreign	1,255,354	3,625,030
±	Kasikornbank NVDR	840,200	2,320,994
	PTT PCL Foreign	1,369,000	10,865,750
			16,811,774
Turkey – 5.40%
±	Tofas Turk Otomobil Fabrikasi	1,375,510	5,765,768
±	Tupras Turkiye Petrol Rafine	558,633	12,417,876
±	Turkcell Iletisim Hizmet	2,030,707	13,160,167
±	Turkiye Garanti Bankasi	511,477	2,477,534
			33,821,345
Total Common Stock
	(cost $520,667,812)		583,071,877

Preferred Stock – 5.12%
Brazil – 2.35%
	AES Tiete	206,500	2,306,526
	Investimentos Itau	1,800,363	12,442,733
			14,749,259
Republic of Korea – 2.77%
±	Hyundai Motor	251,780	11,066,739
±	Samsung Electronics	13,307	6,288,100
			17,354,839
Total Preferred Stock
	(cost $26,464,771)		32,104,098

		Principal
		Amount (U.S. $)
≠Discount Note – 1.87%
	Federal Home Loan Bank
	0.06% 5/3/10	$11,693,069	11,693,030
Total Discount Note
	(cost $11,693,030)		11,693,030

Total Value of Securities Before
	Securities Lending Collateral – 100.04%
	(cost $558,825,613)		626,869,005

		Number of
		Shares
Securities Lending Collateral** – 2.77%
	Mellon GSL DBT II Collateral Fund	14,393,601	14,393,601
	BNY Mellon SL DBT II
	Liquidating Fund	2,954,597	2,922,096
@†	Mellon GSL Reinvestment
	Trust II	575,855	24,474
Total Securities Lending Collateral
	(cost $17,924,053)		17,340,171

Total Value of Securities – 102.81%
	(cost $576,749,666)		644,209,176 ©
Obligation to Return Securities
	Lending Collateral** – (2.86%)		(17,924,053)
Receivables and Other Assets
	Net of Liabilities – 0.05%		300,342
Net Assets Applicable to 61,307,526 Shares
	Outstanding; Equivalent to $10.22
	Per Share – 100.00%		$626,585,465

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
	(unlimited authorization – no par)		$591,222,178
Undistributed net investment income			5,501,233
Accumulated net realized loss on investments			(37,584,485)
Net unrealized appreciation of investments
	and foreign currencies		67,446,539
Total net assets			$626,585,465

2010 Semiannual report • Delaware Pooled Trust

(continues)     51

Statements of net assets

Delaware Pooled® Trust — The Emerging Markets Portfolio

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 14 in “Country and sector allocations.”
*	Fully or partially on loan.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2010, the aggregate amount of Rule 144A securities was $2,209,179, which represented 0.35% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
±
Security is being valued based on international fair value pricing. At April 30, 2010, the aggregate amount of international fair value priced securities was $409,296,282, which represented 65.32% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $24,474, which represented 0.00% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
©	Includes $16,945,909 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
HKD — Hong Kong Dollar
NVDR — Non-Voting Depositary Receipts
USD — United States Dollar

1The following foreign currency exchange contracts were outstanding at April 30, 2010:

Foreign Currency Exchange Contracts

				Unrealized
Contracts to			Settlement	Appreciation
Receive	In Exchange For		Date	(Depreciation)
HKD 4,916,051	USD	(633,104)	5/3/10	$85
HKD 5,556,978	USD	(715,829)	5/4/10	(81)
				$4

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio
April 30, 2010 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 96.20%Δ
Australia – 9.19%
*±	Charter Hall Office REIT	1,056,778	$289,461
±	Commonwealth Property Office Fund	439,754	374,803
±	Dexus Property Group	606,782	449,967
±	Goodman Group	552,464	359,090
†@=	GPT Group	1,337,300	0
±	Mirvac Group	348,889	447,633
±	Stockland	313,332	1,141,999
±	Westfield Group	208,416	2,461,287
			5,524,240
Austria – 0.57%
±	Conwert Immobilien Invest	29,733	343,075
			343,075
Canada – 5.45%
	Boardwalk Real Estate Investment Trust	15,146	611,147
	Canadian Real Estate Investment Trust	23,583	664,947
	Dundee Real Estate Investment Trust	19,000	480,563
	H&R Real Estate Investment Trust	35,590	609,454
	InnVest Real Estate Investment Trust	46,459	313,202
	RioCan Real Estate Investment Trust	31,125	594,257
			3,273,570
■China – 12.37%
±	Champion REIT	8,451,550	393,067
±	China Overseas Land & Investment	195,164	378,957
±	Great Eagle Holdings	284,000	794,734
±	Hang Lung Properties	129,242	464,916
±	Henderson Land Development	84,655	533,566
±	Hongkong Land Holdings	160,000	846,398
±	Kerry Properties	84,000	387,484
±	Kowloon Development	208,000	254,163
±	Renhe Commercial Holdings	908,000	221,630
±	Sino Land	288,000	516,834
±	Sun Hung Kai Properties	190,735	2,644,343
			7,436,092
France – 3.63%
*±	Klepierre	19,495	671,881
*±	Unibail-Rodamco	8,001	1,512,362
			2,184,243
Germany – 0.86%
†±	Alstria Office REIT	46,168	516,409
			516,409
Italy – 0.84%
*±	Beni Stabili	582,515	507,394
			507,394
Japan – 11.60%
±	Japan Prime Realty Investment	96	228,774
*±	Japan Real Estate Investment	41	341,873
±	Japan Retail Fund Investment	222	298,741
±	Mitsubishi Estate	81,512	1,469,222
±	Mitsui Fudosan	105,446	1,952,470
±	Nippon Accommodations Fund	82	428,332
*±	Nippon Building Fund	54	452,888
*±	Sumitomo Realty & Development	51,000	1,046,298
*±	United Urban Investment	116	754,534
			6,973,132
Netherlands – 0.88%
†*±	Corio	9,192	531,841
			531,841
Singapore – 3.42%
±	CapitaLand	283,145	764,810
±	CapitaRetail China Trust	439,000	395,888
±	Parkway Life Real Estate
	Investment Trust	513,812	496,179
*±	Suntec Real Estate Investment Trust	395,712	398,233
			2,055,110
Sweden – 0.96%
±	Hufvudstaden Class A	75,273	574,259
			574,259
Switzerland – 2.12%
†±	PSP Swiss Property	11,141	663,037
†*±	Swiss Prime Site	10,334	611,057
			1,274,094
United Kingdom – 6.02%
†±	Big Yellow Group	80,930	399,566
±	Derwent London	37,259	821,509
±	Great Portland Estates	130,858	625,712
±	Hammerson	108,572	633,843
±	Land Securities Group	26,105	261,217
@	ProLogis European Properties	4,683	43,339
†±	ProLogis European Properties	35,003	221,269
±	Shaftesbury	102,482	609,930
			3,616,385
United States – 38.29%
*	Alexandria Real Estate Equities	6,523	461,894
	AMB Property	11,314	315,208
	Apartment Investment &
	Management	20,634	462,408
	AvalonBay Communities	4,565	474,943
	BioMed Realty Trust	23,423	433,560
*	Boston Properties	13,127	1,035,195
	BRE Properties	11,755	490,889
	Camden Property Trust	13,457	651,723
	Colonial Properties Trust	18,698	294,867
*	Corporate Office Properties Trust	10,535	426,141
	DiamondRock Hospitality	37,252	409,399
*	Digital Realty Trust	12,318	723,067
	Duke Realty	13,613	184,184
	DuPont Fabros Technology	14,387	318,960
	Entertainment Properties Trust	18,068	789,933
	Equity Lifestyle Properties	5,703	316,574
	Equity Residential	29,766	1,347,507
*	Extra Space Storage	21,468	322,449
*	Federal Realty Investment Trust	8,107	627,401

2010 Semiannual report • Delaware Pooled Trust

(continues)     53

Statements of net assets

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
United States (continued)
First Potomac Realty Trust	11,216	$181,924
* HCP	12,139	389,905
* Host Hotels & Resorts	61,747	1,004,006
Kilroy Realty	14,458	506,897
* Kimco Realty	42,775	666,862
Kite Realty Group Trust	52,462	284,344
Macerich	15,997	715,226
* National Retail Properties	15,035	353,774
Omega Healthcare Investors	14,010	280,480
* Public Storage	14,577	1,412,656
Ramco-Gershenson Properties Trust	32,234	401,636
* Regency Centers	10,057	412,840
Simon Property Group	28,693	2,554,250
SL Green Realty	14,606	908,055
† Strategic Hotel & Resorts	32,341	207,629
Taubman Centers	8,319	360,795
UDR	30,218	613,728
Ventas	11,745	554,716
Vornado Realty Trust	13,470	1,122,994
		23,019,019
Total Common Stock
(cost $50,583,349)		57,828,863

Preferred Stock – 0.34%
Public Storage	8,300	204,014
Total Preferred Stock (cost $187,182)		204,014

Warrant – 0.00%
†@ Henderson Land Development	16,931	0
Total Warrant (cost $0)		0

	Principal
	Amount (U.S. $)
≠Discount Note – 2.77%
Federal home Loan Bank Discount
0.06% 5/3/10	$1,670,010	1,670,004
Total Discount Note
(cost $1,670,004)		1,670,004

Total Value of Securities Before Securities
Lending Collateral – 99.31%
(cost $52,440,535)		59,702,881

	Number of
	Shares
Securities Lending Collateral** – 17.17%
Investment Companies
Mellon GSL DBT II
Collateral Fund	9,412,683	9,412,683
BNY Mellon SL DBT II
Liquidating Fund	900,163	890,261
@† Mellon GSL
Reinvestment Trust II	415,589	17,663
Total Securities Lending Collateral
(cost $10,728,435)		10,320,607

Total Value of Securities – 116.48%
(cost $63,168,970)		70,023,488 ©
Obligation to Return Securities
Lending Collateral** – (17.85%)		(10,728,435)
Receivables and Other Assets
Net of Liabilities – 1.37%		819,967
Net Assets Applicable to 11,435,988
Shares Outstanding – 100.00%		$60,115,020

Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio
Original Class ($60,108,094 / 11,434,669 Shares)		$5.26
Net Asset Value – Delaware Pooled Trust –
The Global Real Estate Securities Portfolio
Class P ($6,926 / 1,319 Shares)		$5.25

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)		$170,095,366
Distributions in excess of net investment income		(113,688)
Accumulated net realized loss on investments		(116,727,685)
Net unrealized appreciation of investments
and foreign currencies		6,861,027
Total net assets		$60,115,020

2010 Semiannual report • Delaware Pooled Trust

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 15 in “Country and sector allocations.”
±
Security is being valued based on international fair value pricing. At April 30, 2010, the aggregate amount of international fair value priced securities was $31,492,936, which represented 52.39% of the Portfolio’s net assets. See Note 1 in “ Notes to financial statements.”

†	Non income producing security.
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $61,002, which represented 0.10% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At April 30, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes to financial statements.”
*	Fully or partially on loan.
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
≠	The rate shown is the effective yield at time of purchase.
**	See Note 9 in “Notes to financial statements.”
©	Includes $10,310,520 of securities loaned.

Summary of Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
HKD — Hong Kong Dollar
REIT — Real Estate Investment Trust
USD — United States Dollar

1The following foreign currency exchange contracts were outstanding at April 30, 2010:

Foreign Currency Exchange Contracts

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(145,570)	USD	134,754	5/3/10	$127
CAD	153,284	USD	(152,704)	5/4/10	(1,846)
HKD	1,497,012	USD	(192,839)	5/4/10	(22)
					$(1,741)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     55

Statements of net assets

Delaware Pooled® Trust — The Global Fixed Income Portfolio
April 30, 2010 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 97.31%
Australia – 13.08%
Australian Government
5.25% 3/15/19	AUD	5,900,000	$5,301,712
5.75% 5/15/21	AUD	3,750,000	3,472,015
6.00% 2/15/17	AUD	4,090,000	3,866,976
Queensland Treasury
6.00% 8/14/13	AUD	4,400,000	4,116,390
			16,757,093
Austria – 2.56%
Oesterreichische Kontrollbank
4.875% 2/16/16	USD	3,000,000	3,282,024
			3,282,024
Denmark – 3.62%
Kingdom of Denmark
2.75% 11/15/11	USD	4,500,000	4,639,388
			4,639,388
France – 4.25%
Agence Francaise de
Development
1.80% 6/19/15	JPY	440,000,000	4,839,911
French Government
5.00% 10/25/16	EUR	400,000	608,152
			5,448,063
Germany – 6.80%
KFW 5.25% 7/4/12	EUR	1,850,000	2,666,885
Rentenbank
1.375% 4/25/13	JPY	429,000,000	4,664,593
5.00% 2/15/13	USD	1,260,000	1,376,241
			8,707,719
Greece – 2.00%
Hellenic Government
5.25% 5/18/12	EUR	2,200,000	2,556,387
			2,556,387
Ireland – 3.33%
Republic of Ireland
4.50% 10/18/18	EUR	1,829,000	2,387,899
5.00% 4/18/13	EUR	1,364,000	1,876,949
			4,264,848
Italy – 9.01%
Italy Buoni Poliennali Del Tesoro
4.00% 2/1/37	EUR	3,800,000	4,530,650
4.75% 2/1/13	EUR	2,700,000	3,850,544
Republic of Italy
3.70% 11/14/16	JPY	270,000,000	3,161,977
			11,543,171
Japan – 8.15%
Development Bank of Japan
2.30% 3/19/26	JPY	100,000,000	1,113,549
Japan Finance Organization
for Municipal Enterprises
1.55% 2/21/12	JPY	95,000,000	1,033,631
2.00% 5/9/16	JPY	360,000,000	4,130,953
Japan Government
10 Year Bond
1.20% 6/20/11	JPY	335,000,000	3,607,445
30 Year Bond
2.30% 6/20/35	JPY	50,000,000	549,142
			10,434,720
Netherlands – 6.43%
Deutsche Telekom
International Finance
8.75% 6/15/30	USD	758,000	983,170
E.ON International Finance
5.80% 4/30/18	USD	1,350,000	1,469,621
ING Bank
3.90% 3/19/14	USD	1,360,000	1,430,742
•6.125% 5/29/23	EUR	896,000	1,308,965
Netherlands Government
4.25% 7/15/13	EUR	1,400,000	2,033,205
Telefonica Europe
8.25% 9/15/30	USD	818,000	1,015,403
			8,241,106
Norway – 4.08%
Eksportfinans 1.80% 6/21/10	JPY	490,000,000	5,222,560
			5,222,560
Poland – 3.83%
Poland Government
5.25% 10/25/17	PLN	14,600,000	4,908,925
			4,908,925
Qatar – 1.87%
# Qatar Government
International Bond 144A
5.25% 1/20/20	USD	2,300,000	2,392,000
			2,392,000
Spain – 1.58%
Instituto de Credito Oficial
5.375% 7/2/12	USD	1,290,000	1,381,349
Telefonica Emisiones
5.877% 7/15/19	USD	600,000	638,994
			2,020,343
Supranational – 8.77%
Asian Development Bank
2.35% 6/21/27	JPY	270,000,000	3,004,840
European Investment Bank
1.25% 9/20/12	JPY	110,000,000	1,197,744
1.40% 6/20/17	JPY	360,000,000	3,947,098
1.90% 1/26/26	JPY	220,000,000	2,295,423
Nordic Investment Bank
1.70% 4/27/17	JPY	70,000,000	783,649
			11,228,754
United Kingdom – 6.70%
HSBC Holdings 6.25% 3/19/18	EUR	900,000	1,368,931
• Lloyds TSB Bank
5.625% 3/5/18	EUR	1,237,000	1,657,165

2010 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Bonds (continued)
United Kingdom (continued)
# Royal Bank of Scotland 144A
4.875% 8/25/14	USD	2,150,000	$2,201,725
Standard Chartered Bank
5.875% 9/26/17	EUR	850,000	1,254,714
• Standard Life 6.375% 7/12/22	EUR	540,000	746,029
Tesco 5.50% 11/15/17	USD	1,262,000	1,358,183
			8,586,747
United States – 11.25%
Bank of America
5.65% 5/1/18	USD	2,000,000	2,027,516
7.625% 6/1/19	USD	425,000	485,958
U.S. Treasury Bonds
4.50% 5/15/38	USD	800,000	799,875
7.50% 11/15/24	USD	240,000	328,163
U.S. Treasury Notes
2.375% 3/31/16	USD	4,300,000	4,201,572
3.625% 6/15/10	USD	600,000	602,508
3.75% 11/15/18	USD	3,800,000	3,882,236
4.00% 8/15/18	USD	1,400,000	1,461,032
• Zurich Finance 4.50% 6/15/25	EUR	450,000	624,046
			14,412,906
Total Bonds
(cost $118,946,048)			124,646,754

≠Discount Note – 1.12%
Federal Home Loan Bank
0.06% 5/3/10	USD	1,439,009	1,439,004
Total Discount Note
(cost $1,439,004)			1,439,004

Total Value of Securities – 98.43%
(cost $120,385,052)			126,085,758
Receivables and Other Assets
Net of Liabilities – 1.57%			2,009,663
Net Assets Applicable to 12,185,485 Shares
Outstanding; Equivalent to
$10.51 Per Share – 100.00%			$128,095,421

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)	$122,647,678
Undistributed net investment income	1,335,169
Accumulated net realized loss on investments	(1,503,471)
Net unrealized appreciation of investments
and foreign currencies	5,616,045
Total net assets	$128,095,421

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
PLN — Polish Zloty
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2010. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2010, the aggregate amount of Rule 144A securities was $4,593,725, which represented 3.59% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”

1The following foreign cross currency exchange contract was outstanding at April 30, 2010:

Foreign Currency Exchange Contract

			Unrealized
Contract to Deliver	In Exchange For	Settlement Date	Depreciation
EUR (12,339,314)	GBP 10,722,000	7/30/10	$(38,559)

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

 2010 Semiannual report • Delaware Pooled Trust

(continues)     57

Statements of net assets

Delaware Pooled® Trust — The International Fixed Income Portfolio
April 30, 2010 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
Bonds – 97.13%
Australia – 14.19%
Australian Government
5.25% 3/15/19	AUD	1,100,000	$988,455
5.75% 5/15/21	AUD	690,000	638,851
6.00% 2/15/17	AUD	530,000	501,100
Queensland Treasury
6.00% 8/14/13	AUD	600,000	561,326
			2,689,732
Austria – 2.90%
Republic of Austria
5.25% 1/4/11	EUR	400,000	549,170
			549,170
Belgium – 1.35%
Belgium Government
4.25% 9/28/13	EUR	50,000	72,277
5.50% 3/28/28	EUR	115,000	183,128
			255,405
Finland – 4.34%
Finnish Government
5.375% 7/4/13	EUR	550,000	823,024
			823,024
France – 10.43%
Agence Francaise de
Developement
1.80% 6/19/15	JPY	70,000,000	769,986
Dexia Muncipal Agency
1.55% 10/31/13	JPY	5,000,000	53,651
1.80% 5/9/17	JPY	35,000,000	366,836
France Government
5.75% 10/25/32	EUR	460,000	786,049
			1,976,522
Germany – 12.27%
Bayerische Landesbank 1.40%
4/22/13	JPY	28,000,000	301,750
Deutschland Republic
6.50% 7/4/27	EUR	430,000	787,318
KFW 5.00% 7/4/11	EUR	340,000	474,879
Rentenbank 1.375% 4/25/13	JPY	70,000,000	761,122
			2,325,069
Greece – 2.18%
Hellenic Republic Government
4.60% 7/20/18	EUR	440,000	412,594
			412,594
Ireland – 3.73%
Irish Government
4.50% 10/18/18	EUR	120,000	156,669
5.00% 4/18/13	EUR	400,000	550,425
			707,094
Italy – 3.58%
Italy Buoni Poliennali
Del Tesoro 5.25% 8/1/17	EUR	300,000	449,365
Republic of Italy 4.50% 6/8/15	JPY	19,000,000	229,829
			679,194
Japan – 10.96%
Development Bank of Japan
1.05% 6/20/23	JPY	55,000,000	540,428
Japan Finance Organization
Municipal Enterprises
1.35% 11/26/13	JPY	63,000,000	695,046
1.55% 2/21/12	JPY	22,000,000	239,367
Japan Government
20 Year Bond
1.90% 3/22/21	JPY	54,000,000	603,429
			2,078,270
Netherlands – 5.47%
Bank Nederlandse Gemeenten
1.85% 11/7/16	JPY	40,000,000	443,812
• ING Bank 6.125% 5/29/23	EUR	160,000	233,744
Netherlands Government
3.75% 7/15/14	EUR	250,000	358,989
			1,036,545
Norway – 4.36%
Eksportfinans
1.60% 3/20/14	JPY	50,000,000	549,260
1.80% 6/21/10	JPY	26,000,000	277,115
			826,375
Poland – 4.07%
Poland Government
5.25% 10/25/17	PLN	1,700,000	571,587
5.75% 9/23/22	PLN	590,000	200,489
			772,076
Slovenia – 1.84%
Republic of Slovenia
4.375% 2/6/19	EUR	250,000	348,783
			348,783
Supranational – 9.13%
Asian Development Bank
2.35% 6/21/27	JPY	60,000,000	667,742
European Investment Bank
1.25% 9/20/12	JPY	57,000,000	620,649
2.15% 1/18/27	JPY	20,000,000	217,485
Nordic Investment Bank
1.70% 4/27/17	JPY	20,000,000	223,900
			1,729,776
United Kingdom – 5.75%
HSBC Holdings
6.25% 3/19/18	EUR	150,000	228,155
• Lloyds TSB Bank
5.625% 3/5/18	EUR	175,000	234,441
Royal Bank of Scotland
5.375% 9/30/19	EUR	200,000	266,886
Standard Chartered Bank
5.875% 9/26/17	EUR	150,000	221,420
• Standard Life
6.375% 7/12/22	EUR	100,000	138,154
			1,089,056

2010 Semiannual report • Delaware Pooled Trust

	Principal		Value
	Amount°		(U.S. $)
Bonds (continued)
United States – 0.58%
• Zurich Finance USA
4.50% 6/15/25	EUR	80,000	$110,941
			110,941
Total Bonds
(cost $17,480,876)			18,409,626

≠Discount Note – 0.89%
Federal Home Loan Bank
0.06% 5/3/10	USD	168,001	168,000
Total Discount Note
(cost $168,000)			168,000

Total Value of Securities – 98.02%
(cost $17,648,876)			18,577,626
Receivables and Other Assets
Net of Liabilities – 1.98%			376,198
Net Assets Applicable to 1,759,265
Shares Outstanding; Equivalent to
$10.77 Per Share – 100.00%			$18,953,824

Components of Net Assets at April 30, 2010:
Shares of beneficial interest
(unlimited authorization – no par)			$18,385,025
Undistributed net investment income			209,247
Accumulated net realized loss on investments			(548,186)
Net unrealized appreciation of investments
and foreign currencies			907,738
Total net assets			$18,953,824

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
PLN — Polish Zloty
USD — United States Dollar

•	Variable rate security. The rate shown is the rate as of April 30, 2010. Interest rates reset periodically.

≠	The rate shown is the effective yield at time of purchase.

1The following foreign cross currency exchange contract was outstanding at April 30, 2010:

Foreign Currency Exchange Contract

			Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
EUR (1,833,865)	GBP 1,593,500	7/30/10	$(5,731)

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Statements of assets and liabilities

Delaware Pooled® Trust

April 30, 2010 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$11,110,849	$10,558,571	$247,075,352	$3,132,612
Short-term investments, at value	424,001	59,000	1,274,003	42,000
Short-term investments held as collateral for loaned securities, at value	—	—	10,839,187	—
Cash	5,953	—	12,744	1,197
Receivable for securities sold	—	—	—	30,017
Dividends, interest and securities lending income receivable	23,795	13,506	250,024	629
Other assets	—	1,335	—	—
Total assets	11,564,598	10,632,412	259,451,310	3,206,455

Liabilities:
Cash overdraft	—	6,478	—	—
Payable for securities purchased	—	—	607,029	46,697
Payable for fund shares redeemed	—	—	90,000	—
Obligation to return securities lending collateral	—	—	11,065,809	—
Due to manager and affiliates	3,193	4,775	114,009	315
Other accrued expenses	2,350	—	31,816	4,623
Total liabilities	5,543	11,253	11,908,663	51,635

Total net assets	$11,559,055	$10,621,159	$247,542,647	$3,154,820

Investments, at cost	$10,617,153	$8,610,926	$216,683,097	$2,209,586
Short-term investments, at cost	$424,001	$59,000	$1,274,003	$42,000
Short-term investments held as
collateral for loaned securities, at cost	$—	$—	$11,065,809	$—

1Including securities on loan	$—	$—	$10,813,307	$—

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

	The
	Real Estate	The	The	The
	Investment	Core Focus	High-Yield	Core Plus
	Trust	Fixed Income	Bond	Fixed Income
	Portfolio II	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$4,611,287	$18,767,282	$22,146,472	$52,120,692
Short-term investments, at value	73,000	3,012,008	377,001	6,307,016
Short-term investments held as collateral for loaned securities, at value	—	1,603,857	1,501,205	1,472,892
Cash	3,131	1,202	2,461	7,660
Receivable for securities sold	148,997	80,105	1,249,951	315,142
Dividends, interest and securities lending income receivable	4,777	144,924	534,426	610,390
Foreign currencies, at value	—	—	—	176,722
Credit default swap contracts, at value2	—	—	—	22,568
Foreign currency contracts, at value	—	—	—	9,427
Total assets	4,841,192	23,609,378	25,811,516	61,042,509

Liabilities:
Payable for securities purchased	106,918	2,964,744	1,356,231	5,056,399
Credit default swap contracts, at value2	—	12,068	—	54,220
Foreign currency contracts, at value	—	—	—	3,290
Annual protection payments on credit default swaps	—	450	—	1,400
Payable for fund shares redeemed	—	—	19,977	—
Obligation to return securities lending collateral	—	1,648,070	1,534,426	1,525,104
Due to manager and affiliates	844	3,303	7,637	14,373
Other accrued expenses	4,223	3,024	9,220	19,123
Total liabilities	111,985	4,631,659	2,927,491	6,673,909

Total net assets	$4,729,207	$18,977,719	$22,884,025	$54,368,600

Investments, at cost	$3,765,075	$18,144,111	$20,471,959	$50,156,109
Short-term investments, at cost	$73,000	$3,012,008	$377,001	$6,307,016
Short-term investments held as
collateral for loaned securities, at cost	$—	$1,648,070	$1,534,426	$1,525,104
Foreign currencies, at cost	—	—	—	$176,194

1Including securities on loan	$—	$1,613,198	$1,521,580	$1,486,269
2Up front payments received	$—	$2,025	$—	$50

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)       61

Statements of assets and liabilities

Delaware Pooled® Trust

		The
	The	Labor Select	The
	International	International	Emerging
	Equity	Equity	Markets
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$843,528,174	$746,589,178	$615,175,975
Short-term investments, at value	6,524,017	9,378,024	11,693,030
Short-term investments held as collateral for loaned securities, at value	31,084,638	6,158,410	17,340,171
Foreign currencies, at value	320,672	15,169	1,230,496
Foreign currency contracts, at value	—	—	4
Receivable for securities sold	1,776,445	663,257	229,355
Dividends, interest and securities lending income receivable	4,108,459	3,686,667	1,580,912
Receivable for fund shares sold	234,616	—	—
Total assets	887,577,021	766,490,705	647,249,943

Liabilities:
Payable for securities purchased	1,916,668	1,241,025	1,348,887
Cash overdraft	5,333	1,050	77,871
Foreign currency contracts, at value	1,041	1,526	—
Payable for fund shares redeemed	527,787	—	154,048
Obligation to return securities lending collateral	32,581,879	6,688,045	17,924,053
Due to manager and affiliates	548,424	486,039	537,512
Other accrued expenses	168,535	142,803	178,633
Other liabilities	—	—	443,474
Total liabilities	35,749,667	8,560,488	20,664,478

Total net assets	$851,827,354	$757,930,217	$626,585,465

Investments, at cost	$869,283,405	$787,156,714	$547,132,583
Short-term investments, at cost	$6,524,017	$9,378,024	$11,693,030
Short-term investments held as
collateral for loaned securities, at cost	$32,581,879	$6,688,045	$17,924,053
Foreign currencies, at cost	$321,207	$41,227	$1,235,638

1Including securities on loan	$28,520,689	$6,324,770	$16,945,909

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

	The
	Global	The	The
	Real Estate	Global Fixed	International
	Securities	Income	Fixed Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments, at value1	$58,032,877	$124,646,754	$18,409,626
Short-term investments, at value	1,670,004	1,439,004	168,000
Short-term investments held as collateral for loaned securities, at value	10,320,607	—	—
Cash	5,783	40,342	936
Foreign currencies, at value	318,145	293,956	87,134
Receivable for securities sold	1,155,362	—	—
Dividends, interest and securities lending income receivable	210,554	1,791,810	304,201
Receivable for fund shares sold	13,642	6,205	—
Total assets	71,726,974	128,218,071	18,969,897

Liabilities:
Payable for securities purchased	766,172	—	—
Payable for fund shares redeemed	47,191	—	—
Obligation to return securities lending collateral	10,728,435	—	—
Foreign currency contracts, at value	1,741	38,559	5,731
Due to manager and affiliates	50,290	49,994	5,742
Other accrued expenses	18,125	34,097	4,600
Total liabilities	11,611,954	122,650	16,073

Total net assets	$60,115,020	$128,095,421	$18,953,824

Investments, at cost	$50,770,531	$118,946,048	$17,480,876
Short-term investments, at cost	$1,670,004	$1,439,004	$168,000
Short-term investments held as
collateral for loaned securities, at cost	$10,728,435	$—	$—
Foreign currencies, at cost	$310,070	$295,185	$88,272

1Including securities on loan	$10,310,520	$—	$—

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Statements of operations

Delaware Pooled® Trust

Six Months Ended April 30, 2010 (Unaudited)

	The		The	The
	Large-Cap	The	Large-Cap	Focus Smid-Cap
	Value Equity	Select 20	Growth Equity	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$176,073	$27,679	$1,115,883	$10,103
Interest	138	47	480	26
Securities lending income	—	—	10,053	—
Foreign tax withheld	—	(168)	(23,446)	(52)
	176,211	27,558	1,102,970	10,077

Expenses:
Management fees	29,973	41,432	688,093	13,634
Registration fees	7,218	6,767	9,517	1,118
Audit and tax	5,387	5,488	13,074	5,220
Dividend disbursing and transfer agent fees and expenses	2,212	1,780	11,378	1,959
Accounting and administration expenses	2,170	2,200	49,827	724
Reports and statements to shareholders	993	931	4,110	1,220
Dues and services	852	805	1,533	812
Legal fees	579	710	14,933	205
Pricing fees	339	358	349	366
Trustees’ fees	324	330	7,601	111
Insurance fees	156	157	3,913	55
Custodian fees	113	256	2,972	263
Consulting fees	55	57	1,219	12
Trustees’ expenses	24	24	581	6
	50,395	61,295	809,100	25,705
Less fees waived	(12,253)	(12,110)	—	(8,958)

Total operating expenses	38,142	49,185	809,100	16,747

Net Investment Income (Loss)	138,069	(21,627)	293,870	(6,670)

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	24,251	491,106	(2,847,812)	420,561
Foreign currencies	—	(3,947)	—	(1,212)
Net realized gain (loss)	24,251	487,159	(2,847,812)	419,349
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	1,117,278	1,028,740	37,709,709	479,763
Net Realized and Unrealized Gain
on Investments and Foreign Currencies	1,141,529	1,515,899	34,861,897	899,112

Net Increase In Net Assets
Resulting from Operations	$1,279,598	$1,494,272	$35,155,767	$892,442

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

	The
	Real Estate	The	The	The
	Investment	Core Focus	High-Yield	Core Plus
	Trust	Fixed Income	Bond	Fixed Income
	Portfolio II	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$103,880	$1,774	$8,910	$11,798
Interest	36	374,382	1,130,245	1,529,603
Securities lending income	—	1,934	3,837	3,046
Foreign tax withheld	—	—	—	—
	103,916	378,090	1,142,992	1,544,447

Expenses:
Management fees	18,119	39,402	49,602	111,008
Registration fees	6,267	8,018	7,267	7,767
Audit and tax	5,234	5,708	6,743	8,015
Dividend disbursing and transfer agent fees and expenses	2,019	2,545	3,158	3,764
Custodian fees	1,198	1,937	1,457	5,202
Accounting and administration expenses	962	3,923	4,390	10,281
Dues and services	795	157	808	449
Pricing fees	392	5,680	6,972	10,512
Legal fees	313	1,202	933	3,095
Reports and statements to shareholders	184	687	590	1,488
Trustees’ fees	145	604	675	1,585
Insurance fees	78	439	339	993
Consulting fees	29	78	122	194
Trustees’ expenses	10	47	45	128
	35,745	70,427	83,101	164,481
Less fees waived	(12,782)	(27,949)	(18,121)	(48,063)

Total operating expenses	22,963	42,478	64,980	116,418

Net Investment Income	80,953	335,612	1,078,012	1,428,029

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	984,014	207,316	1,507,236	1,280,254
Futures contracts	—	—	—	15,021
Swap contracts	—	(1,229)	(1,364)	120,132
Foreign currencies	—	—	—	(10,104)
Net realized gain	984,014	206,087	1,505,872	1,405,303
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	284,291	104,952	173,638	493,346
Net Realized and Unrealized Gain
on Investments and Foreign Currencies	1,268,305	311,039	1,679,510	1,898,649

Net Increase In Net Assets
Resulting from Operations	$1,349,258	$646,651	$2,757,522	$3,326,678

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)       65

Statements of operations

Delaware Pooled® Trust

		The
	The	Labor Select	The
	International	International	Emerging
	Equity	Equity	Markets
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$17,763,759	$16,423,641	$10,975,290
Interest	2,149	5,255	2,884
Securities lending income	299,948	241,282	80,448
Foreign tax withheld	(1,560,849)	(1,254,325)	(1,145,548)
	16,505,007	15,415,853	9,913,074

Expenses:
Management fees	3,369,280	3,001,761	3,201,908
Accounting and administration expenses	178,915	159,396	127,500
Custodian fees	159,944	147,136	247,135
Legal fees	54,154	49,325	38,944
Dividend disbursing and transfer agent fees and expenses	38,451	32,409	26,006
Audit and tax	34,890	28,051	27,825
Trustees’ fees	27,652	24,464	19,380
Reports and statements to shareholders	19,303	16,746	12,258
Insurance fees	13,812	11,626	9,120
Registration fees	8,517	7,517	11,517
Consulting fees	4,292	3,995	3,438
Dues and services	2,990	2,750	2,382
Pricing fees	2,842	2,546	2,962
Trustees’ expenses	2,086	1,839	1,442

Total operating expenses	3,917,128	3,489,561	3,731,817

Net Investment Income	12,587,879	11,926,292	6,181,257

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	13,108,260	10,887,519	14,803,510
Foreign currencies	(185,675)	(51,382)	(64,246)
Net realized gain	12,922,585	10,836,137	14,739,264
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(8,108,060)	(9,360,803)	47,453,603
Net Realized and Unrealized Gain
on Investments and Foreign Currencies	4,814,525	1,475,334	62,192,867

Net Increase In Net Assets
Resulting from Operations	$17,402,404	$13,401,626	$68,374,124

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

	The
	Global	The	The
	Real Estate	Global Fixed	International
	Securities	Income	Fixed Income
	Portfolio	Portfolio	Portfolio
Investment Income:
Dividends	$1,108,979	$—	$—
Interest	4,397	2,354,233	315,005
Securities lending income	24,369	—	—
Foreign tax withheld	(49,379)	—	—
	1,088,366	2,354,233	315,005

Expenses:
Management fees	271,607	333,149	48,111
Custodian fees	14,230	26,219	4,533
Registration fees	13,152	6,259	4,767
Accounting and administration expenses	10,925	26,537	3,832
Audit and tax	7,957	9,801	5,692
Dividend disbursing and transfer agent fees and expenses	6,705	6,895	2,499
Legal fees	3,361	7,993	1,164
Pricing fees	2,829	2,341	2,041
Reports and statements to shareholders	1,885	4,145	1,049
Trustees’ fees	1,657	4,148	591
Dues and services	1,489	1,092	50
Insurance fees	829	3,233	332
Consulting fees	240	678	102
Trustees’ expenses	124	322	44
Distribution expenses – Class P	8	—	—
	336,998	432,812	74,807
Less fees waived	—	(31,571)	(17,040)

Total operating expenses	336,998	401,241	57,767

Net Investment Income	751,368	1,952,992	257,238

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	2,297,919	488,574	47,562
Foreign currencies	(82,078)	836,902	223,413
Net realized gain	2,215,841	1,325,476	270,975
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	3,372,329	(4,503,952)	(1,112,861)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	5,588,170	(3,178,476)	(841,886)

Net Increase (Decrease) In Net Assets
Resulting from Operations	$6,339,538	$(1,225,484)	$(584,648)

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Statements of changes in net assets

Delaware Pooled® Trust

	The				The
	Large-Cap		The		Large-Cap
	Value Equity		Select 20		Growth Equity
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income (loss)	$138,069	$267,966	$(21,627)	$(25,945)	$293,870	$735,200
Net realized gain (loss) on investments
and foreign currencies	24,251	(737,530)	487,159	(2,570,253)	(2,847,812)	(59,658,707)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	1,117,278	1,568,873	1,028,740	4,572,319	37,709,709	96,061,499
Net increase in net assets
resulting from operations	1,279,598	1,099,309	1,494,272	1,976,121	35,155,767	37,137,992

Dividends and Distributions to
Shareholders from:
Net investment income	(269,213)	(237,317)	—	(8,262)	(554,027)	(1,012,945)
Return of capital	—	—	—	(7,220)	—	—
	(269,213)	(237,317)	—	(15,482)	(554,027)	(1,012,945)
Capital Share Transactions:
Proceeds from shares sold	1,545,843	129,918	—	13,741	3,900,000	18,048,099
Net asset value of shares issued upon
reinvestment of dividends and distributions	236,772	210,805	—	—	384,353	776,299
	1,782,615	340,723	—	13,741	4,284,353	18,824,398
Cost of shares repurchased	(1,338,851)	(86,008)	(1,076,807)	(703,650)	(42,360,077)	(62,458,425)
Increase (decrease) in net assets derived
from capital share transactions	443,764	254,715	(1,076,807)	(689,909)	(38,075,724)	(43,634,027)

Net Increase (Decrease) In Net Assets	1,454,149	1,116,707	417,465	1,270,730	(3,473,984)	(7,508,980)

Net Assets:
Beginning of period	10,104,906	8,988,199	10,203,694	8,932,964	251,016,631	258,525,611
End of period	$11,559,055	$10,104,906	$10,621,159	$10,203,694	$247,542,647	$251,016,631

Undistributed net investment income	$74,836	$205,980	$—	$—	$217,024	$477,181

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

	The Focus Smid-Cap Growth Equity Portfolio		The Core Focus Fixed Income Portfolio		The Core Focus Fixed Income Portfolio
	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(6,670)	$6,254	$80,953	$156,684	$335,612	$1,136,686
Net realized gain (loss) on investments
and foreign currencies	419,349	(1,424,073)	984,014	(2,692,436)	206,087	(860,626)
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	479,763	1,982,627	284,291	2,420,886	104,952	3,214,236
Net increase (decrease) in net assets
resulting from operations	892,442	564,808	1,349,258	(114,866)	646,651	3,490,296

Dividends and Distributions to Shareholders from:
Net investment income	—	(36,642)	(148,548)	(295,942)	(946,676)	(1,521,244)
	—	(36,642)	(148,548)	(295,942)	(946,676)	(1,521,244)
Capital Share Transactions:
Proceeds from shares sold	11,206	544,671	—	—	421,393	2,318,488
Net asset value of shares issued upon
reinvestment of dividends and distributions	—	30,427	148,548	295,942	905,776	797,612
	11,206	575,098	148,548	295,942	1,327,169	3,116,100
Cost of shares repurchased	(1,198,962)	(1,957,935)	(1,850,839)	—	(2,599,702)	(14,645,434)
Increase (decrease) in net assets derived
from capital share transactions	(1,187,756)	(1,382,837)	(1,702,291)	295,942	(1,272,533)	(11,529,334)

Net Decrease In Net Assets	(295,314)	(854,671)	(501,581)	(114,866)	(1,572,558)	(9,560,282)

Net Assets:
Beginning of period	3,450,134	4,304,805	5,230,788	5,345,654	20,550,277	30,110,559
End of period	$3,154,820	$3,450,134	$4,729,207	$5,230,788	$18,977,719	$20,550,277

Undistributed net investment income	$—	$—	$40,481	$108,076	$227,875	$838,156

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     69

Statements of changes in net assets

Delaware Pooled® Trust

	The High-Yield Bond Portfolio		The Core Plus Fixed Income Portfolio
	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$1,078,012	$2,233,999	$1,428,029	$4,334,184
Net realized gain (loss) on investments
and foreign currencies	1,505,872	(2,020,762)	1,405,303	(2,467,074)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	173,638	7,482,317	493,346	13,639,895
Net increase in net assets
resulting from operations	2,757,522	7,695,554	3,326,678	15,507,005

Dividends and Distributions to
Shareholders from:
Net investment income	(2,139,650)	(1,797,338)	(3,595,170)	(7,498,499)
	(2,139,650)	(1,797,338)	(3,595,170)	(7,498,499)
Capital Share Transactions:
Proceeds from shares sold	2,590,858	1,629,639	3,516,375	2,343,320
Net asset value of shares issued upon
reinvestment of dividends and distributions	2,139,650	1,797,337	3,595,169	7,498,498
	4,730,508	3,426,976	7,111,544	9,841,818
Cost of shares repurchased	(6,081,274)	(5,522,499)	(6,077,770)	(75,743,292)
Increase (decrease) in net assets derived
from capital share transactions	(1,350,766)	(2,095,523)	1,033,774	(65,901,474)

Net Increase (Decrease) In Net Assets	(732,894)	3,802,693	765,282	(57,892,968)

Net Assets:
Beginning of period	23,616,919	19,814,226	53,603,318	111,496,286
End of period	$22,884,025	$23,616,919	$54,368,600	$53,603,318

Undistributed net investment income	$730,023	$1,756,679	$1,542,803	$3,580,383

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

	The International Equity Portfolio		The Labor Select International Equity Portfolio		The Emerging Markets Portfolio
	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$12,587,879	$28,061,648	$11,926,292	$21,462,006	$6,181,257	$14,098,651
Net realized gain (loss) on investments
and foreign currencies	12,922,585	(176,998,227)	10,836,137	(84,699,421)	14,739,264	(52,376,198)
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(8,108,060)	272,398,584	(9,360,803)	177,115,167	47,453,603	281,676,826
Net increase in net assets
resulting from operations	17,402,404	123,462,005	13,401,626	113,877,752	68,374,124	243,399,279

Dividends and Distributions to
Shareholders from:
Net investment income	(28,823,614)	(88,843,079)	(22,976,321)	(45,431,913)	(13,508,314)	(18,560,863)
Net realized gain on investments	—	(115,309,708)	—	(21,957,887)	—	(77,673,850)
	(28,823,614)	(204,152,787)	(22,976,321)	(67,389,800)	(13,508,314)	(96,234,713)
Capital Share Transactions:
Proceeds from shares sold	40,091,153	175,739,074	9,332,605	57,798,530	38,877,550	35,854,925
Purchase reimbursement fees	—	—	—	—	208,354	175,506
Net asset value of shares issued
upon reinvestment of dividends
and distributions	14,979,774	117,359,230	22,846,615	67,389,800	13,194,917	95,274,293
	55,070,927	293,098,304	32,179,220	125,188,330	52,280,821	131,304,724
Cost of shares repurchased	(104,878,825)	(386,145,988)	(62,392,053)	(13,477,969)	(78,607,608)	(151,006,679)
Redemption reimbursement fees	—	—	—	—	408,069	783,765
	(104,878,825)	(386,145,988)	(62,392,053)	(13,477,969)	(78,199,539)	(150,222,914)
Increase (decrease) in net assets derived
from capital share transactions	(49,807,898)	(93,047,684)	(30,212,833)	111,710,361	(25,918,718)	(18,918,190)

Net Increase (Decrease) In Net Assets	(61,229,108)	(173,738,466)	(39,787,528)	158,198,313	28,947,092	128,246,376

Net Assets:
Beginning of period	913,056,462	1,086,794,928	797,717,745	639,519,432	597,638,373	469,391,997
End of period	$851,827,354	$913,056,462	$757,930,217	$797,717,745	$626,585,465	$597,638,373

Undistributed net investment income	$8,836,093	$25,053,862	$8,609,595	$19,711,006	$5,501,233	$13,025,164
See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     71

Statements of changes in net assets

Delaware Pooled® Trust

	The Global Real Estate Securities Portfolio		The Global Fixed Income Portfolio		The International Fixed Income Portfolio
	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09	Six Months Ended 4/30/10	Year Ended 10/31/09
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$751,368	$1,916,944	$1,952,992	$4,583,504	$257,238	$1,537,596
Net realized gain (loss) on investments
and foreign currencies	2,215,841	(49,044,649)	1,325,476	5,289,253	270,975	800,077
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	3,372,329	47,409,914	(4,503,952)	13,784,058	(1,112,861)	1,059,368
Net increase (decrease) in net assets
resulting from operations	6,339,538	282,209	(1,225,484)	23,656,815	(584,648)	3,397,041

Dividends and Distributions to
Shareholders from:
Net investment income Original Class	(3,905,697)	(169,854)	(8,038,391)	(31,311,090)	(2,076,030)	(2,146,073)
Net investment income Class P	(444)	—	—	—	—	—
	(3,906,141)	(169,854)	(8,038,391)	(31,311,090)	(2,076,030)	(2,146,073)
Capital Share Transactions:
Proceeds from shares sold
Original Class	13,009,412	14,409,334	5,840,689	12,873,471	—	—
Class P	1	—	—	—	—	—
Net asset value of shares issued upon
reinvestment of dividends and
distributions Original Class	3,574,567	162,140	6,831,379	27,155,323	2,076,030	2,146,072
Net asset value of shares issued upon
reinvestment of dividends and
distributions Class P	444	—	—	—	—	—
	16,584,424	14,571,474	12,672,068	40,028,794	2,076,030	2,146,072
Cost of shares repurchased
Original Class	(13,669,687)	(47,867,643)	(18,517,162)	(60,331,787)	—	(13,674,014)
Increase (decrease) in net assets derived
from capital share transactions	2,914,737	(33,296,169)	(5,845,094)	(20,302,993)	2,076,030	(11,527,942)

Net Increase (Decrease) In Net Assets	5,348,134	(33,183,814)	(15,108,969)	(27,957,268)	(584,648)	(10,276,974)

Net Assets:
Beginning of period	54,766,886	87,950,700	143,204,390	171,161,658	19,538,472	29,815,446
End of period	$60,115,020	$54,766,886	$128,095,421	$143,204,390	$18,953,824	$19,538,472

Undistributed (distributions in excess of)
net investment income	$(113,688)	$2,293,265	$1,335,169	$6,336,270	$209,247	$1,762,634

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Financial highlights

Delaware Pooled® Trust — The Large-Cap Value Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$13.290	$12.190	$22.370	$20.960	$17.330	$16.260

Income (loss) from investment operations:
Net investment income2	0.176	0.354	0.403	0.439	0.353	0.255
Net realized and unrealized gain (loss) on investments	1.448	1.067	(8.186)	1.315	3.531	0.990
Total from investment operations	1.624	1.421	(7.783)	1.754	3.884	1.245

Less dividends and distributions from:
Net investment income	(0.354)	(0.321)	(0.613)	(0.344)	(0.254)	(0.175)
Net realized gain on investments	—	—	(1.784)	—	—	—
Total dividends and distributions	(0.354)	(0.321)	(2.397)	(0.344)	(0.254)	(0.175)

Net asset value, end of period	$14.560	$13.290	$12.190	$22.370	$20.960	$17.330

Total return3	12.40%	12.12%	(38.48% )	8.49%	22.66%	7.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,559	$10,105	$8,988	$10,278	$16,317	$9,640
Ratio of expenses to average net assets	0.70%	0.69%	0.68%	0.69%	0.68%	0.69%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.93%	0.98%	1.16%	1.00%	1.15%	1.29%
Ratio of net investment income to average net assets	2.54%	2.99%	2.43%	2.00%	1.88%	1.49%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.31%	2.70%	1.95%	1.69%	1.41%	0.89%
Portfolio turnover	38%	26%	34%	14%	109%	49%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     73

Financial highlights

Delaware Pooled® Trust — The Select 20 Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08		10/31/07		10/31/06		10/31/05
	(Unaudited)
Net asset value, beginning of period	$4.980	$4.040	$6.880		$5.770		$5.590		$4.960

Income (loss) from investment operations:
Net investment income (loss)2	(0.011)	(0.012)	0.008		(0.016)		(0.011)		(0.008)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.731	0.959	(2.848)		1.126		0.191		0.638
Total from investment operations	0.720	0.947	(2.840)		1.110		0.180		0.630

Less dividends and distributions from:
Net investment income	—	(0.004)	—		—		—		—
Return of capital	—	(0.003)	—		—		—		—
Total dividends and distributions	—	(0.007)	—		—		—		—

Net asset value, end of period	$5.700	$4.980	$4.040		$6.880		$5.770		5.590

Total return3	14.46%	23.51%	(41.28%	)	19.24%		3.22%		12.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,621	$10,204	$8,933		$2,633		$7,983		$14,522
Ratio of expenses to average net assets	0.89%	0.89%	0.89%		0.90%		0.89%		0.90%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.11%	1.18%	1.64%		1.23%		1.06%		1.15%
Ratio of net investment income (loss) to average net assets	(0.39% )	(0.29% )	0.15%		(0.26%	)	(0.20%	)	(0.14%	)
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly	(0.61% )	(0.58% )	(0.60%	)	(0.59%	)	(0.37%	)	(0.39%	)
Portfolio turnover	34%	53%	61%		47%		55%		220%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Large-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months				11/1/052
	Ended	Year Ended			to
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06
	(Unaudited)
Net asset value, beginning of period	$7.350	$6.220	$10.560	$ 8.780	$8.500

Income (loss) from investment operations:
Net investment income3	0.009	0.020	0.018	0.016	0.008
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.068	1.135	(4.256)	1.768	0.277
Total from investment operations	1.077	1.155	(4.238)	1.784	0.285

Less dividends and distributions from:
Net investment income	(0.017)	(0.025)	(0.014)	(0.004)	(0.005)
Net realized gain on investments	—	—	(0.088)	—	—
Total dividends and distributions	(0.017)	(0.025)	(0.102)	(0.004)	(0.005)

Net asset value, end of period	$8.410	$7.350	$ 6.220	$10.560	$8.780

Total return4	14.80%	18.51%	(40.50% )	20.33%	3.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$247,543	$251,017	$258,526	$460,900	$286,848
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.64%	0.65%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.65%	0.66%	0.65%	0.64%	0.71%
Ratio of net investment income to average net assets	0.23%	0.32%	0.20%	0.17%	0.10%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	0.23%	0.31%	0.20%	0.17%	0.04%
Portfolio turnover	16%	30%	38%	25%	25%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     75

Financial highlights

Delaware Pooled® Trust — The Focus Smid-Cap Growth Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06		10/31/05
	(Unaudited)
Net asset value, beginning of period	$ 8.710	$6.580	$11.360	$10.290	$ 9.460		$8.360

Income (loss) from investment operations:
Net investment income (loss)2	(0.018)	0.013	0.056	0.018	0.018		(0.054)
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.378	2.173	(4.079)	1.527	0.812		1.154
Total from investment operations	2.360	2.186	(4.023)	1.545	0.830		1.100

Less dividends and distributions from:
Net investment income	—	(0.056)	(0.031)	(0.013)	—		—
Net realized gain on investments	—	—	(0.726)	(0.462)	—		—
Total dividends and distributions	—	(0.056)	(0.757)	(0.475)	—		—

Net asset value, end of period	$11.070	$8.710	$ 6.580	$11.360	$10.290		$9.460

Total return3	27.10%	33.07%	(37.44% )	15.77%	8.77%		13.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,155	$3,450	$4,305	$8,781	$6,099		$2,226
Ratio of expenses to average net assets	0.92%	0.92%	0.92%	0.93%	0.92%	4	0.93%	4
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.41%	1.48%	1.12%	1.11%	1.36%		1.93%
Ratio of net investment income (loss) to average net assets	(0.37% )	0.19%	0.63%	0.18%	0.18%		(0.60%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly	(0.86% )	(0.37% )	0.43%	(0.01% )	(0.26%	)	(1.60%	)
Portfolio turnover	29%	51%	43%	33%	113%		86%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.98% and 0.95%, respectively.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Real Estate Investment Trust Portfolio II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.680	$13.600	$30.730	$26.430	$26.220

Income (loss) from investment operations:
Net investment income2	0.079	0.129	0.157	0.150	0.589	0.712
Net realized and unrealized gain (loss) on investments	1.262	(0.290)	(3.806)	0.763	7.423	2.409
Total from investment operations	1.341	(0.161)	(3.649)	0.913	8.012	3.121

Less dividends and distributions from:
Net investment income	(0.121)	(0.259)	(0.124)	(0.205)	(1.101)	(0.172)
Net realized gain on investments	—	—	(5.147)	(17.838)	(2.611)	(2.739)
Total dividends and distributions	(0.121)	(0.259)	(5.271)	(18.043)	(3.712)	(2.911)

Net asset value, end of period	$5.480	$4.260	$ 4.680	$13.600	$30.730	$26.430

Total return3	32.04%	(2.62% )	(37.42% )	2.41%	34.27%	12.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,729	$5,231	$5,346	$13,789	$25,417	$55,382
Ratio of expenses to average net assets	0.95%	0.91%	0.86%	0.88%	0.86%	0.86%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.48%	1.53%	1.20%	0.98%	0.94%	0.89%
Ratio of net investment income to average net assets	3.35%	3.57%	2.27%	0.97%	2.22%	2.73%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.82%	2.95%	1.93%	0.87%	2.14%	2.70%
Portfolio turnover	222%	169%	121%	93%	68%	41%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     77

Financial highlights

Delaware Pooled® Trust — The Core Focus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06		10/31/05
	(Unaudited)
Net asset value, beginning of period	$9.120	$8.150	$9.140	$9.100	$8.820		$8.850

Income (loss) from investment operations:
Net investment income2	0.151	0.414	0.403	0.444	0.405		0.332
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.139	0.968	(0.753)	(0.030)	0.035		(0.216)
Total from investment operations	0.290	1.382	(0.350)	0.414	0.440		0.116

Less dividends and distributions from:
Net investment income	(0.420)	(0.412)	(0.640)	(0.374)	(0.160)		(0.085)
Net realized gain on investments	—	—	—	—	—		(0.061)
Total dividends and distributions	(0.420)	(0.412)	(0.640)	(0.374)	(0.160)		(0.146)

Net asset value, end of period	$8.990	$9.120	$8.150	$9.140	$9.100		$8.820

Total return3	3.29%	17.41%	(4.13% )	4.70%	5.06%		1.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,978	$20,550	$30,111	$41,311	$53,842		$17,923
Ratio of expenses to average net assets	0.43%	0.43%	0.42%	0.37%	0.43%	4	0.44%	4
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.72%	0.71%	0.63%	0.56%	0.66%		0.85%
Ratio of net investment income to average net assets	3.41%	4.94%	4.63%	4.96%	4.60%		3.75%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	3.12%	4.66%	4.39%	4.75%	4.37%		3.34%
Portfolio turnover	428%	299%	359%	505%	555%		455%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
4 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.45%, respectively.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The High-Yield Bond Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$7.350	$5.580	$8.060	$8.160	$7.430	$7.780

Income (loss) from investment operations:
Net investment income2	0.353	0.656	0.590	0.595	0.621	0.539
Net realized and unrealized gain (loss) on investments	0.549	1.634	(2.492)	(0.062)	0.210	(0.139)
Total from investment operations	0.902	2.290	(1.902)	0.533	0.831	0.400

Less dividends and distributions from:
Net investment income	(0.662)	(0.520)	(0.578)	(0.633)	(0.101)	(0.750)
Total dividends and distributions	(0.662)	(0.520)	(0.578)	(0.633)	(0.101)	(0.750)

Net asset value, end of period	$7.590	$7.350	$5.580	$8.060	$8.160	$7.430

Total return3	13.10%	46.38%	(25.30% )	6.89%	11.33%	5.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,884	$23,617	$19,814	$21,497	$6,166	$5,265
Ratio of expenses to average net assets	0.59%	0.59%	0.54%	0.43%	0.59%	0.62%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.75%	0.78%	0.77%	0.70%	1.03%	1.34%
Ratio of net investment income to average net assets	9.78%	11.05%	8.25%	7.45%	8.05%	7.03%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	9.62%	10.86%	8.02%	7.18%	7.61%	6.31%
Portfolio turnover	182%	119%	132%	177%	142%	267%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     79

Financial highlights

Delaware Pooled® Trust — The Core Plus Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06		10/31/05
	(Unaudited)
Net asset value, beginning of period	$9.700	$8.290	$9.540	$9.550	$9.260		$9.260

Income (loss) from investment operations:
Net investment income2	0.260	0.506	0.467	0.495	0.450		0.360
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.353	1.474	(0.991)	(0.065)	0.110		(0.169)
Total from investment operations	0.613	1.980	(0.524)	0.430	0.560		0.191

Less dividends and distributions from:
Net investment income	(0.693)	(0.570)	(0.726)	(0.440)	(0.270)		(0.136)
Net realized gain on investments	—	—	—	—	—		(0.055)
Total dividends and distributions	(0.693)	(0.570)	(0.726)	(0.440)	(0.270)		(0.191)

Net asset value, end of period	$9.620	$9.700	$8.290	$9.540	$9.550		$9.260

Total return3	6.41%	25.55%	(5.91% )	4.66%	6.20%		2.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54,369	$53,603	$111,496	$190,308	$204,874		$167,892
Ratio of expenses to average net assets	0.45%	0.45%	0.42%	0.38%	0.45%	4	0.48%	4
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.64%	0.61%	0.57%	0.54%	0.56%		0.63%
Ratio of net investment income to average net assets	5.53%	5.95%	5.19%	5.29%	4.89%		3.87%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	5.34%	5.79%	5.03%	5.12%	4.78%		3.72%
Portfolio turnover	228%	218%	315%	503%	421%		620%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

4 Ratios for the years ended October 31, 2006 and 2005, including fees paid indirectly in accordance with Securities and Exchange Commission rules, were 0.47% and 0.49%, respectively.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$12.980	$14.480	$27.200	$25.330	$20.460	$17.650

Income (loss) from investment operations:
Net investment income2	0.183	0.382	0.757	0.680	0.671	0.554
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.045	1.296	(10.746)	4.632	5.247	2.500
Total from investment operations	0.228	1.678	(9.989)	5.312	5.918	3.054

Less dividends and distributions from:
Net investment income	(0.418)	(1.383)	(0.574)	(0.707)	(0.531)	(0.244)
Net realized gain on investments	—	(1.795)	(2.157)	(2.735)	(0.517)	—
Total dividends and distributions	(0.418)	(3.178)	(2.731)	(3.442)	(1.048)	(0.244)

Net asset value, end of period	$12.790	$12.980	$14.480	$27.200	$25.330	$20.460

Total return3	1.70%	16.11%	(40.40% )	23.35%	30.13%	17.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$851,827	$913,056	$1,086,795	$2,519,761	$2,167,690	$1,853,300
Ratio of expenses to average net assets	0.87%	0.88%	0.87%	0.88%	0.90%	0.88%
Ratio of net investment income to average net assets	2.80%	3.35%	3.58%	2.73%	2.98%	2.84%
Portfolio turnover	17%	18%	9%	17%	19%	10%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     81

Financial highlights

Delaware Pooled® Trust — The Labor Select International Equity Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$12.930	$12.410	$24.530	$22.380	$17.630	$15.360

Income (loss) from investment operations:
Net investment income2	0.193	0.364	0.647	0.616	0.612	0.470
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.013	1.445	(9.221)	3.980	4.701	2.152
Total from investment operations	0.206	1.809	(8.574)	4.596	5.313	2.622

Less dividends and distributions from:
Net investment income	(0.376)	(0.869)	(0.473)	(0.549)	(0.454)	(0.153)
Net realized gain on investments	—	(0.420)	(3.073)	(1.897)	(0.109)	(0.199)
Total dividends and distributions	(0.376)	(1.289)	(3.546)	(2.446)	(0.563)	(0.352)

Net asset value, end of period	$12.760	$12.930	$12.410	$24.530	$22.380	$17.630

Total return3	1.55%	16.76%	(40.31% )	22.43%	30.91%	17.30%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$757,930	$797,718	$639,519	$1,093,092	$955,535	$650,549
Ratio of expenses to average net assets	0.87%	0.88%	0.87%	0.88%	0.89%	0.89%
Ratio of net investment income to average net assets	2.98%	3.26%	3.59%	2.75%	3.09%	2.78%
Portfolio turnover	16%	11%	10%	28%	21%	7%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Emerging Markets Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$ 9.430	$ 7.580	$18.780	$15.360	$17.150	$13.740

Income (loss) from investment operations:
Net investment income2	0.095	0.200	0.347	0.379	0.397	0.486
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.898	3.208	(7.707)	6.084	2.963	4.040
Total from investment operations	0.993	3.408	(7.360)	6.463	3.360	4.526

Less dividends and distributions from:
Net investment income	(0.212)	(0.303)	(0.402)	(0.369)	(0.540)	(0.242)
Net realized gain on investments	—	(1.268)	(3.447)	(2.727)	(4.637)	(0.948)
Total dividends and distributions	(0.212)	(1.571)	(3.849)	(3.096)	(5.177)	(1.190)

Reimbursement fees:
Purchase reimbursement fees2,3	0.003	0.002	0.002	0.038	0.003	0.012
Redemption reimbursement fees2,3	0.006	0.011	0.007	0.015	0.024	0.062
	0.009	0.013	0.009	0.053	0.027	0.074

Net asset value, end of period	$10.220	$ 9.430	$ 7.580	$18.780	$15.360	$17.150

Total return4	10.78%	57.05%	(48.23% )	49.98%	25.12%	35.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$626,585	$597,638	$469,392	$964,310	$717,464	$698,291
Ratio of expenses to average net assets	1.17%	1.16%	1.15%	1.28%	1.27%	1.28%
Ratio of net investment income to average net assets	1.93%	2.71%	2.66%	2.46%	2.70%	3.11%
Portfolio turnover	41%	40%	43%	47%	30%	48%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and redemption reimbursement fee.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     83

Financial highlights

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Original Class
	Six Months			1/10/072
	Ended	Year Ended		to
	4/30/101	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$ 5.050	$ 4.430	$ 9.020	$8.500

Income (loss) from investment operations:
Net investment income3	0.068	0.139	0.155	0.118
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.515	0.490	(4.409)	0.402
Total from investment operations	0.583	0.629	(4.254)	0.520

Less dividends and distributions from:
Net investment income	(0.373)	(0.009)	(0.336)	—
Total dividends and distributions	(0.373)	(0.009)	(0.336)	—

Net asset value, end of period	$ 5.260	$ 5.050	$ 4.430	$9.020

Total return4	12.19%	13.75%	(48.74% )	6.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$60,108	$54,761	$87,945	$336,203
Ratio of expenses to average net assets	1.23%	1.07%	1.09%	1.09%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.23%	1.21%	1.12%	1.10%
Ratio of net investment income to average net assets	2.74%	3.45%	2.21%	1.71%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.74%	3.31%	2.17%	1.70%
Portfolio turnover	177%	124%	96%	56%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The Global Real Estate Securities Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Class P
	Six Months			1/10/072
	Ended	Year Ended		to
	4/30/101	10/31/09	10/31/08	10/31/07
	(Unaudited)
Net asset value, beginning of period	$5.040	$4.420	$9.000	$8.500

Income (loss) from investment operations:
Net investment income3	0.062	0.129	0.137	0.101
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.510	0.491	(4.402)	0.399
Total from investment operations	0.572	0.620	(4.265)	0.500

Less dividends and distributions from:
Net investment income	(0.362)	—	(0.315)	—
Total dividends and distributions	(0.362)	—	(0.315)	—

Net asset value, end of period	$5.250	$5.040	$4.420	$9.000

Total return4	11.96%	14.03%	(48.88% )	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7	$6	$6	$11
Ratio of expenses to average net assets	1.48%	1.32%	1.34%	1.34%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	1.48%	1.46%	1.37%	1.35%
Ratio of net investment income to average net assets	2.49%	3.20%	1.96%	1.46%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.49%	3.06%	1.92%	1.45%
Portfolio turnover	177%	124%	96%	56%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

(continues)     85

Financial highlights

Delaware Pooled® Trust — The Global Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$11.280	$11.730	$11.820	$11.330	$11.570	$12.380

Income (loss) from investment operations:
Net investment income2	0.157	0.324	0.304	0.266	0.244	0.297
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.261)	1.494	0.143	0.695	0.358	(0.458)
Total from investment operations	(0.104)	1.818	0.447	0.961	0.602	(0.161)

Less dividends and distributions from:
Net investment income	(0.666)	(2.268)	(0.537)	(0.471)	(0.751)	(0.649)
Net realized gain on investments	—	—	—	—	(0.091)	—
Total dividends and distributions	(0.666)	(2.268)	(0.537)	(0.471)	(0.842)	(0.649)

Net asset value, end of period	$10.510	$11.280	$11.730	$11.820	$11.330	$11.570

Total return3	(0.99% )	17.52%	3.81%	8.80%	5.55%	(1.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,095	$143,204	$171,162	$282,899	$275,806	$289,976
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.65%	0.65%	0.62%	0.63%	0.63%	0.64%
Ratio of net investment income to average net assets	2.93%	3.06%	2.51%	2.38%	2.22%	2.43%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.88%	3.01%	2.49%	2.36%	2.19%	2.39%
Portfolio turnover	34%	100%	54%	44%	41%	50%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Delaware Pooled® Trust — The International Fixed Income Portfolio

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
	(Unaudited)
Net asset value, beginning of period	$12.430	$11.570	$11.740	$10.940	$11.200	$12.290

Income (loss) from investment operations:
Net investment income2	0.150	0.876	0.265	0.245	0.204	0.245
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.489)	1.173	0.189	0.686	0.300	(0.512)
Total from investment operations	(0.339)	2.049	0.454	0.931	0.504	(0.267)

Less dividends and distributions from:
Net investment income	(1.321)	(1.189)	(0.624)	(0.131)	(0.764)	(0.823)
Total dividends and distributions	(1.321)	(1.189)	(0.624)	(0.131)	(0.764)	(0.823)

Net asset value, end of period	$10.770	$12.430	$11.570	$11.740	$10.940	$11.200

Total return3	(3.01% )	18.86%	4.04%	8.60%	4.77%	(2.69% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,954	$19,538	$29,815	$32,169	$39,273	$62,411
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.61%	0.60%	0.60%
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly	0.78%	0.79%	0.72%	0.72%	0.68%	0.67%
Ratio of net investment income to average net assets	2.67%	7.73%	2.22%	2.22%	1.92%	2.05%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly	2.49%	7.54%	2.10%	2.11%	1.84%	1.98%
Portfolio turnover	41%	98%	26%	49%	38%	42%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

2010 Semiannual report • Delaware Pooled Trust

Notes to financial statements

Delaware Pooled® Trust

April 30, 2010 (Unaudited)

Delaware Pooled Trust (Trust) is organized as a Delaware statutory trust and offers 15 separate Portfolios. These financial statements and the related notes pertain to The Large-Cap Value Equity Portfolio, The Select 20 Portfolio, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Core Focus Fixed Income Portfolio, The High-Yield Bond Portfolio, The Core Plus Fixed Income Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Real Estate Securities Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio (each, a Portfolio, or collectively, Portfolios). The Real Estate Investment Trust Portfolio is included in a separate report. The Trust is an open-end investment company. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended, except for The Select 20, The Real Estate Investment Trust II, The Global Real Estate Securities, The Global Fixed Income and The International Fixed Income Portfolios, which are nondiversified. Each Portfolio offers one class of shares except for The Global Real Estate Securities Portfolio which offers Original Class and Class P shares. The Original Class shares do not carry a 12b-1 fee and the Class P shares carry a 12b-1 fee.

The investment objective of The Large-Cap Value Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Select 20 Portfolio is to seek long-term capital appreciation.

The investment objective of The Large-Cap Growth Equity Portfolio is to seek capital appreciation.

The investment objective of The Focus Smid-Cap Growth Equity Portfolio is to seek long-term capital appreciation.

The investment objective of The Real Estate Investment Trust Portfolio II is to seek maximum long-term total return, with capital appreciation as a secondary objective.

The investment objective of The Core Focus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The High-Yield Bond Portfolio is to seek high total return.

The investment objective of The Core Plus Fixed Income Portfolio is to seek maximum long-term total return, consistent with reasonable risk.

The investment objective of The International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Labor Select International Equity Portfolio is to seek maximum long-term total return.

The investment objective of The Emerging Markets Portfolio is to seek long-term capital appreciation.

The investment objective of The Global Real Estate Securities Portfolio is to seek maximum long-term total return through a combination of current income and capital appreciation.

The investment objective of The Global Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

The investment objective of The International Fixed Income Portfolio is to seek current income consistent with the preservation of principal.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the

2010 Semiannual report • Delaware Pooled Trust

Portfolios value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolios may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of The Global Real Estate Securities Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2010, the Portfolios held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reimbursement Fees — The Emerging Markets Portfolio may charge a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These fees are accounted for as an addition to paid-in capital for the Portfolio in the statements of changes in net assets.

Other — Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Portfolio is aware of such dividends, net of all nonrebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Portfolio’s understanding of the applicable country’s tax rules and rates.

Each Portfolio declares and pays dividends from net investment income, if any, annually. All Portfolios declare and pay distributions from net realized gain on investments, if any, annually.

2010 Semiannual report • Delaware Pooled Trust

(continues)       89

Notes to financial statements

Delaware Pooled® Trust

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to each Portfolio in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolio on the transaction. Such commission rebates are included in realized gain on investments in the accompanying financial statements. The total commission rebates for the six months ended April 30, 2010 are as follows:

Commission Rebates
The Large-Cap Value Equity Portfolio	$446
The Select 20 Portfolio	370
The Large-Cap Growth Equity Portfolio	11,564
The Focus Smid-Cap Growth Equity Portfolio	229

The Portfolios may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended April 30, 2010.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of the investment management agreements, Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Portfolios, will receive an annual fee which is calculated daily based on the average daily net assets of each Portfolio.

Effective February 28, 2010, DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse each Portfolio (except for The Labor Select International Equity Portfolio, The Emerging Markets Portfolio and The Global Real Estate Securities Portfolio) to the extent necessary to ensure that annual operating expenses, (excluding any 12b-1 plan and certain other expenses) do not exceed specified percentages of average daily net assets of each such Portfolio until February 28, 2011. Prior to February 28, 2010, these expense limitations were voluntary. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Portfolios’ Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Portfolios.

The management fee rates and the operating expense limitation rates in effect for the six months ended April 30, 2010 are as follows:

		Contractual
		operating expense
	Management	limitation as
	fee as a percentage	a percentage
	of average daily	of average daily
	net assets (per annum)	net assets (per annum)†
The Large-Cap Value Equity Portfolio	0.55%	0.70%
The Select 20 Portfolio	0.75%	0.89%
The Large-Cap Growth Equity Portfolio	0.55%	0.65%
The Focus Smid-Cap Growth Equity Portfolio	0.75%	0.92%
The Real Estate Investment Trust Portfolio II	0.75%	0.95%
The Core Focus Fixed Income Portfolio	0.40%	0.43%
The High-Yield Bond Portfolio	0.45%	0.59%
The Core Plus Fixed Income Portfolio	0.43%	0.45%
The International Equity Portfolio	0.75%	0.90%††
The Labor Select International Equity Portfolio	0.75%	—
The Emerging Markets Portfolio	1.00%	—
The Global Real Estate Securities Portfolio	0.99%*	—
The Global Fixed Income Portfolio	0.50%	0.60%
The International Fixed Income Portfolio	0.50%	0.60%

†	These operating expense limitations exclude certain expenses, such as 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations.
††	Effective 11/19/09, DMC voluntarily agreed to implement an expense limitation for The International Equity Portfolio of 0.90% of average daily net assets. Prior to 11/19/09 there was no expense limitation.
*	0.99% on the first $100 million; 0.90% on the next $150 million; 0.80% on assets in excess of $250 million.
2010 Semiannual report • Delaware Pooled Trust

Mondrian Investment Partners Limited (Mondrian) furnishes investment sub-advisory services to The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio, and The International Fixed Income Portfolio. For these services, DMC, not the Portfolios, pays Mondrian the following percentages of the Portfolios’ average daily net assets.

Sub-advisory fee as a
percentage of average daily
net assets (per annum)
The International Equity Portfolio	0.36%
The Labor Select International Equity Portfolio	0.30%
The Emerging Markets Portfolio	0.75%
The Global Fixed Income Portfolio	0.30%
The International Fixed Income Portfolio	0.30%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Portfolios. For these services, the Portfolios pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2010, the Portfolios were charged $73,018 for these services.

The Bank of New York Mellon (BNY Mellon) provides custody, fund accounting and financial administration services to the Portfolios.

DSC also provides dividend disbursing and transfer agency services. The Portfolios pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, The Global Real Estate Securities Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class P shares. Original Class shares pay no distribution and service expenses.

At April 30, 2010, each Portfolio had liabilities payable to affiliates as follows:

		Dividend
		disbursing,
		transfer
		agent and
		fund accounting	Other expenses
		oversight	payable to
	Investment management	fees, and	(receivable
	fee payable to	other expenses	from) DMC
	DMC	payable to DSC	and affiliates*
The Large-Cap Value Equity Portfolio	$2,921	$119	$153
The Select 20 Portfolio	4,485	119	171
The Large-Cap Growth Equity Portfolio	113,379	2,577	(1,947)
The Focus Smid-Cap Growth Equity Portfolio	39	34	242
The Real Estate Investment Trust Portfolio II	561	47	236
The Core Focus Fixed Income Portfolio	1,262	194	1,847
The High-Yield Bond Portfolio	5,199	233	2,205
The Core Plus Fixed Income Portfolio	10,811	548	3,014
The International Equity Portfolio	545,621	9,094	(6,291)
The Labor Select International Equity Portfolio	483,861	8,064	(5,886)
The Emerging Markets Portfolio	535,339	6,692	(4,519)
The Global Real Estate Securities Portfolio	49,156	621	513
The Global Fixed Income Portfolio	49,082	1,319	(407)
The International Fixed Income Portfolio	5,070	196	476

*DMC, as part of its administrative services, pays operating expenses on behalf of the Portfolios and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees, and trustees’ fees.

2010 Semiannual report • Delaware Pooled Trust

(continues)       91

Notes to financial statements

Delaware Pooled® Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Portfolios bear the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates’ employees. For the six months ended April 30, 2010, the Portfolios were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

The Large-Cap Value Equity Portfolio	$357
The Select 20 Portfolio	359
The Large-Cap Growth Equity Portfolio	8,133
The Focus Smid-Cap Growth Equity Portfolio	119
The Real Estate Investment Trust Portfolio II	154
The Core Focus Fixed Income Portfolio	650
The High-Yield Bond Portfolio	704
The Core Plus Fixed Income Portfolio	1,678
The International Equity Portfolio	29,237
The Labor Select International Equity Portfolio	26,206
The Emerging Markets Portfolio	21,325
The Global Real Estate Securities Portfolio	1,808
The Global Fixed Income Portfolio	4,345
The International Fixed Income Portfolio	633

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

3. Investments

For the six months ended April 30, 2010, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	U.S. government	U.S. government	U.S. government	U.S. government
	securities	securities	securities	securities
The Large-Cap Value Equity Portfolio	$2,336,942	$—	$1,978,561	$—
The Select 20 Portfolio	1,802,887	—	3,056,001	—
The Large-Cap Growth Equity Portfolio	19,857,924	—	56,431,398	—
The Focus Smid-Cap Growth Equity Portfolio	494,535	—	1,594,776	—
The Real Estate Investment Trust Portfolio II	5,112,201	—	6,720,578	—
The Core Focus Fixed Income Portfolio	25,916,983	14,565,678	24,536,585	17,417,834
The High-Yield Bond Portfolio	19,290,401	—	22,125,950	—
The Core Plus Fixed Income Portfolio	46,745,589	10,395,645	50,630,432	9,499,698
The International Equity Portfolio	73,731,498	—	137,217,135	—
The Labor Select International Equity Portfolio	60,905,465	—	98,284,174	—
The Emerging Markets Portfolio	128,484,896	—	149,771,840	—
The Global Real Estate Securities Portfolio	48,621,878	—	46,664,520	—
The Global Fixed Income Portfolio	22,468,696	—	34,525,443	—
The International Fixed Income Portfolio	3,713,419	—	4,003,914	—

2010 Semiannual report • Delaware Pooled Trust

At April 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2010, the cost of investments and unrealized appreciation (depreciation) for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
	Cost of	unrealized	unrealized	appreciation
	investments	appreciation	depreciation	(depreciation)
The Large-Cap Value Equity Portfolio	$11,193,066	$883,323	$(541,539)	$341,784
The Select 20 Portfolio	8,770,518	2,020,210	(173,157)	1,847,053
The Large-Cap Growth Equity Portfolio	232,849,084	34,751,046	(8,411,588)	26,339,458
The Focus Smid-Cap Growth Equity Portfolio	2,517,496	825,885	(168,769)	657,116
The Real Estate Investment Trust Portfolio II	4,740,937	326,228	(382,878)	(56,650)
The Core Focus Fixed Income Portfolio	22,880,518	648,678	(146,049)	502,629
The High-Yield Bond Portfolio	22,406,204	1,821,002	(202,528)	1,618,474
The Core Plus Fixed Income Portfolio	58,127,023	2,714,491	(940,914)	1,773,577
The International Equity Portfolio	910,798,836	87,352,151	(117,014,158)	(29,662,007)
The Labor Select International Equity Portfolio	803,562,856	60,757,216	(102,194,460)	(41,437,244)
The Emerging Markets Portfolio	579,865,431	91,558,315	(27,214,570)	64,343,745
The Global Real Estate Securities Portfolio	73,435,861	4,171,605	(7,583,978)	(3,412,373)
The Global Fixed Income Portfolio	121,078,868	6,776,428	(1,769,538)	5,006,890
The International Fixed Income Portfolio	17,829,143	1,076,347	(327,864)	748,483

U. S. GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs, which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of The Large-Cap Value Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Total
Common Stock	$11,110,849	$—	$11,110,849
Short-Term Investments	—	424,001	424,001
Total	$11,110,849	$424,001	$11,534,850

There were no Level 3 securities at the beginning or end of the period.

The following table summarizes the valuation of The Select 20 Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Total
Common Stock	$10,558,571	$—	$10,558,571
Short-Term Investments	—	59,000	59,000
Total	$10,558,571	$59,000	$10,617,571

There were no Level 3 securities at the beginning or end of the period.

2010 Semiannual report • Delaware Pooled Trust

(continues)       93

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Large-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$247,075,352	$—	$—	$247,075,352
Short-Term Investments	—	1,274,003	—	1,274,003
Securities Lending Collateral	9,778,051	1,051,596	9,540	10,839,187
Total	$256,853,403	$2,325,599	$9,540	$259,188,542

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Large-Cap Growth Equity Portfolio
Securities
Lending
Collateral
Balance as of 10/31/09	$22
Net change in unrealized appreciation/depreciation	9,518
Balance as of 4/30/10	$9,540

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$9,518

The following table summarizes the valuation of The Focus Smid-Cap Growth Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Total
Common Stock	$3,132,612	$—	$3,132,612
Short-Term Investments	—	42,000	42,000
Total	$3,132,612	$42,000	$3,174,612

There were no Level 3 securities at the beginning or end of the period.

The following table summarizes the valuation of The Real Estate Investment Trust Portfolio II’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Total
Common Stock	$4,611,287	$—	$4,611,287
Short-Term Investments	—	73,000	73,000
Total	$4,611,287	$73,000	$4,684,287

There were no Level 3 securities at the beginning or end of the period.

The following table summarizes the valuation of The Core Focus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$8,929,318	$210,954	$9,140,272
Corporate Debt	—	6,524,172	—	6,524,172
Foreign Debt	—	1,144,258	—	1,144,258
U.S. Treasury Obligations	1,928,580	—	—	1,928,580
Short-Term Investments	—	3,012,008	—	3,012,008
Securities Lending Collateral	1,399,744	202,250	1,863	1,603,857
Other	—	30,000	—	30,000
Total	$3,328,324	$19,842,006	$212,817	$23,383,147

Swap Contracts	$—	$(14,093)	$—	$(14,093)

2010 Semiannual report • Delaware Pooled Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The Core Focus Fixed Income Portfolio
	Agency, Asset-
	Backed and
	Mortgage-	Securities
	Backed	Lending
	Securities	Collateral	Total
Balance as of 10/31/09	$133,316	$4	$133,320
Purchases	74,983	—	74,983
Net change in unrealized appreciation/depreciation	2,655	1,859	4,514
Balance as of 4/30/10	$210,954	$1,863	$212,817

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$2,655	$1,859	$4,514

The following table summarizes the valuation of The High-Yield Bond Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$134,417	$—	$—	$134,417
Corporate Debt	—	22,003,554	8,501	22,012,055
Short-Term Investments	—	377,001	—	377,001
Securities Lending Collateral	1,341,682	158,126	1,397	1,501,205
Total	$1,476,099	$22,538,681	$9,898	$24,024,678

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The High Yield Bond Portfolio
		Securities
	Corporate	Lending
	Debt	Collateral	Total
Balance as of 10/31/09	$8,501	$3	$8,504
Sales	(42)	—	(42)
Net change in unrealized appreciation/depreciation	42	1,394	1,436
Balance as of 4/30/10	$8,501	$1,397	$9,898

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$42	$1,394	$1,436

2010 Semiannual report • Delaware Pooled Trust

(continues)       95

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following table summarizes the valuation of The Core Plus Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed and Mortgage-Backed Securities	$—	$20,585,130	$556,521	$21,141,651
Corporate Debt	—	26,390,274	105,167	26,495,441
Foreign Debt	—	2,881,262	147,254	3,028,516
U.S. Treasury Obligations	1,337,229	—	—	1,337,229
Short-Term Investments	—	6,307,016	—	6,307,016
Securities Lending Collateral	1,228,000	242,694	2,198	1,472,892
Other	—	117,855	—	117,855
Total	$2,565,229	$56,524,231	$811,140	$59,900,600

Foreign Currency Exchange Contracts	$—	$6,137	$—	$6,137
Financial Futures Contracts	—	3,594	—	3,594
Swap Contracts	—	(31,652)	—	(31,652)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The Core Plus Fixed Income Portfolio
	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending
	Securities	Debt	Debt	Collateral	Total
Balance as of 10/31/09	$393,675	$—	$378,852	$5	$772,532
Purchases	309,952	101,190	72,445	—	483,587
Sales	(196,272)	—	(312,086)	—	(508,358)
Net realized gain (loss)	(377,001)	—	(561)	—	(377,562)
Transfers into Level 3	—	300,669	—	—	300,669
Net change in unrealized appreciation/depreciation	426,167	(296,692)	8,604	2,193	140,272
Balance as of 4/30/10	$556,521	$105,167	$147,254	$2,198	$811,140

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$313,695	$(296,692)	$8,416	$2,193	$27,612

The following table summarizes the valuation of The International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$20,546,360	$822,981,814	$—	$843,528,174
Short-Term Investments	—	6,524,017	—	6,524,017
Securities Lending Collateral	26,158,319	4,862,262	64,057	31,084,638
Total	$46,704,679	$834,368,093	$64,057	$881,136,829

Foreign Currency Exchange Contracts	$—	$(1,041)	$—	$(1,041)

2010 Semiannual report • Delaware Pooled Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The International Equity Portfolio
Securities
Lending
Collateral
Balance as of 10/31/09	$151
Net change in unrealized appreciation/depreciation	63,906
Balance as of 4/30/10	$64,057

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$63,906

The following table summarizes the valuation of The Labor Select International Equity Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$—	$746,589,178	$—	$746,589,178
Short-Term Investments	—	9,378,024	—	9,378,024
Securities Lending Collateral	3,399,920	2,736,332	22,158	6,158,410
Total	$3,399,920	$758,703,534	$22,158	$762,125,612

Foreign Currency Exchange Contracts	$—	$(1,526)	$—	$(1,526)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Labor Select
International Equity Portfolio
Securities
Lending
Collateral
Balance as of 10/31/09	$52
Net change in unrealized appreciation/depreciation	22,106
Balance as of 4/30/10	$22,158

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$22,106

The following table summarizes the valuation of The Emerging Market Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$188,921,256	$394,150,621	$—	$583,071,877
Short-Term Investments	—	11,693,030	—	11,693,030
Securities Lending Collateral	14,393,601	2,922,096	24,474	17,340,171
Other	14,749,259	17,354,839	—	32,104,098
Total	$218,064,116	$426,120,586	$24,474	$644,209,176

Foreign Currency Exchange Contracts	$—	$4	$—	$4

2010 Semiannual report • Delaware Pooled Trust

(continues)       97

Notes to financial statements

Delaware Pooled® Trust

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Emerging Markets Portfolio
Securities
Lending
Collateral
Balance as of 10/31/09	$58
Net change in unrealized appreciation/depreciation	24,416
Balance as of 4/30/10	$24,474

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$24,416

The following table summarizes the valuation of The Global Real Estate Securities Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$26,292,588	$31,492,936	$43,339	$57,828,863
Short-Term Investments	—	1,670,004	—	1,670,004
Securities Lending Collateral	9,412,683	890,261	17,663	10,320,607
Preferred Stock	—	204,014	—	204,014
Total	$35,705,271	$34,257,215	$61,002	$70,023,488

Foreign Currency Exchange Contracts	$—	$(1,741)	$—	$(1,741)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	The Global Real Estate Securities Portfolio
		Securities
	Common	Lending
	Stock	Collateral	Total
Balance as of 10/31/09	$—	$42	$42
Purchases	40,584	—	40,584
Net change in unrealized appreciation/depreciation	2,755	17,621	20,376
Balance as of 4/30/10	$43,339	$17,663	$61,002

Net change in unrealized appreciation/depreciation
from investments still held as of 4/30/10	$2,755	$17,621	$20,376

The following table summarizes the valuation of The Global Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Total
Foreign Debt	$—	$110,233,848	$110,233,848
Corporate Debt	—	3,137,520	3,137,520
U.S. Treasury Obligations	11,275,386	—	11,275,386
Short-Term Investments	—	1,439,004	1,439,004
Total	$11,275,386	$114,810,372	$126,085,758

Foreign Currency Exchange Contracts	$—	$(38,559)	$(38,559)

There were no Level 3 securities at the beginning or end of the period.

2010 Semiannual report • Delaware Pooled Trust

The following table summarizes the valuation of The International Fixed Income Portfolio’s investments by fair value hierarchy levels as of April 30, 2010:

Level 2
Foreign Debt	$18,298,685
Corporate Debt	110,941
Short-Term Investments	168,000
Total	$18,577,626

Foreign Currency Exchange Contract	$(5,731)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The International Fixed Income Portfolio
Foreign
Debt
Balance as of 10/31/09	$460,314
Transfers out of Level 3	(353,279)
Net change in unrealized appreciation/depreciation	(107,035)
Balance as of 4/30/10	$—

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Portfolios’ year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

Ordinary
income
Six months ended April 30, 2010*:
The Large-Cap Value Equity Portfolio	$269,213
The Large-Cap Growth Equity Portfolio	554,027
The Real Estate Investment Trust Portfolio II	148,548
The Core Focus Fixed Income Portfolio	946,676
The High-Yield Bond Portfolio	2,139,650
The Core Plus Fixed Income Portfolio	3,595,170
The International Equity Portfolio	28,823,614
The Labor Select International Equity Portfolio	22,976,321
The Emerging Markets Portfolio	13,508,314
The Global Real Estate Securities Portfolio	3,906,141
The Global Fixed Income Portfolio	8,038,391
The International Fixed Income Portfolio	2,076,030

*Tax information for the six months ended April 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

2010 Semiannual report • Delaware Pooled Trust

(continues)     99

Notes to financial statements

Delaware Pooled® Trust

4. Dividend and Distribution Information (continued)

	Ordinary	Long-Term	Return
	income	capital gain	of Capital	Total
Year ended October 31, 2009:
The Large-Cap Value Equity Portfolio	$237,317	$—	$—	$237,317
The Select 20 Portfolio	8,262	—	7,220	15,482
The Large-Cap Growth Equity Portfolio	1,012,945	—	—	1,012,945
The Focus Smid-Cap Growth Equity Portfolio	29,258	—	7,384	36,642
The Real Estate Investment Trust Portfolio II	295,942	—	—	295,942
The Core Focus Fixed Income Portfolio	1,521,244	—	—	1,521,244
The High-Yield Bond Portfolio	1,797,338	—	—	1,797,338
The Core Plus Fixed Income Portfolio	7,498,499	—	—	7,498,499
The International Equity Portfolio	88,883,940	115,268,847	—	204,152,787
The Labor Select International Equity Portfolio	45,429,859	21,959,941	—	67,389,800
The Emerging Markets Portfolio	18,520,513	77,714,200	—	96,234,713
The Global Real Estate Securities Portfolio	169,854	—	—	169,854
The Global Fixed Income Portfolio	31,311,090	—	—	31,311,090
The International Fixed Income Portfolio	2,146,073	—	—	2,146,073

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2010, the estimated components of net assets on a tax basis were as follows:

	The Large-Cap Value Equity Portfolio	The Select 20 Portfolio	The Large-Cap Growth Equity Portfolio	The Focus Smid-Cap Growth Equity Portfolio	The Real Estate Investment Trust Portfolio II*
Shares of beneficial interest	$13,374,948	$13,738,028	$299,005,378	$3,922,301	$7,569,186
Undistributed ordinary income	74,836	—	217,024	—	40,481
Capital loss carryforwards as of 10/31/09	(2,407,432)	(5,418,334)	(76,157,672)	(1,841,719)	(2,766,109)
Realized gains (losses) 11/1/09 – 4/30/10	174,919	454,412	(1,861,541)	417,122	(57,701)
Unrealized appreciation (depreciation) of investments	341,784	1,847,053	26,339,458	657,116	(56,650)
Net assets	$11,559,055	$10,621,159	$247,542,647	$3,154,820	$4,729,207

	The Core Focus Fixed Income Portfolio	The High-Yield Bond Portfolio	The Core Plus Fixed Income Portfolio	The International Equity Portfolio
Shares of beneficial interest	$19,242,141	$24,528,723	$57,502,246	$1,027,620,247
Undistributed ordinary income	213,332	730,023	1,512,493	8,834,377
Capital loss carryforwards as of 10/31/09	(1,160,937)	(5,487,367)	(7,702,683)	(168,057,741)
Realized gains 11/1/09 – 4/30/10	191,162	1,494,172	1,279,641	13,113,260
Other temporary differences	(10,608)	—	(4,866)	—
Unrealized appreciation (depreciation) of investments and foreign currencies	502,629	1,618,474	1,781,769	(29,682,789)
Net assets	$18,977,719	$22,884,025	$54,368,600	$851,827,354

2010 Semiannual report • Delaware Pooled Trust

	The Labor Select International Equity Portfolio	The Emerging Markets Portfolio	The Global Real Estate Securities Portfolio*	The Global Fixed Income Portfolio	The International Fixed Income Portfolio
Shares of beneficial interest	$866,530,631	$591,222,178	$170,095,366	$122,647,678	$18,385,025
Undistributed ordinary income	8,608,069	5,501,233	1,270,510	2,040,002	342,441
Capital loss carryforwards as of 10/31/09	(85,355,469)	(47,656,081)	(105,820,265)	(978,025)	(362,624)
Realized gains (losses) 11/1/09 – 4/30/10	9,610,288	13,187,361	(2,024,727)	168,370	(5,295)
Other temporary differences	—	—	—	(743,392)	(138,925)
Unrealized appreciation (depreciation) of investments and foreign currencies	(41,463,302)	64,330,774	(3,405,864)	4,960,788	733,202
Net assets	$757,930,217	$626,585,465	$60,115,020	$128,095,421	$18,953,824

*The undistributed earnings for The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio are estimated pending final notification of the tax character of distributions received from investments in Real Estate Investment Trusts.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to-market on forward foreign currency contracts, straddle loss deferrals, tax recognition of unrealized gain on passive foreign investment companies, contingent payment debt instruments, the tax treatment of market discount and premium on debt instruments, and CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments, passive foreign investment companies, CDS and interest rate swaps, tax treatment of Brazilian taxes and paydown gains (losses) on mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended April 30, 2010, the following Portfolios recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Undistributed (distributions in excess of) net investment income (loss)	Accumulated net realized gain (loss)	Paid-in capital
The Select 20 Portfolio	$21,627	$3,947	$(25,574)
The Focus Smid-Cap Growth Equity Portfolio	6,670	1,212	(7,882)
The Core Focus Fixed Income Portfolio	783	(783)	—
The High-Yield Bond Portfolio	34,982	(34,982)	—
The Core Plus Fixed Income Portfolio	129,561	(129,561)	—
The International Equity Portfolio	17,966	(17,966)	—
The Labor Select International Equity Portfolio	(51,382)	51,382	—
The Emerging Markets Portfolio	(196,874)	196,874	—
The Global Real Estate Securities Portfolio	747,820	(747,820)	—
The Global Fixed Income Portfolio	1,084,298	(1,084,298)	—
The International Fixed Income Portfolio	265,405	(265,405)	—

2010 Semiannual report • Delaware Pooled Trust

(continues)     101

Notes to financial statements

Delaware Pooled® Trust

5. Components of Net Assets on a Tax Basis (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at October 31, 2009 will expire as follows:

	Year of expiration
	2010	2011	2013	2014	2015	2016	2017	Total
The Large-Cap Value Equity Portfolio	$—	$—	$—	$—	$—	$1,656,222	$751,210	$2,407,432
The Select 20 Portfolio	2,008,163	596,717	—	76,954	—	106,744	2,629,756	5,418,334
The Large-Cap Growth Equity Portfolio	—	—	—	—	—	16,131,381	60,026,291	76,157,672
The Focus Smid-Cap Growth Equity Portfolio	—	—	—	—	—	636,923	1,204,796	1,841,719
The Real Estate Investment Trust Portfolio II	—	—	—	—	—	1,246,201	1,519,908	2,766,109
The Core Focus Fixed Income Portfolio	—	—	—	289,534	—	133,275	738,128	1,160,937
The High-Yield Bond Portfolio	331,046	—	—	—	358,729	2,582,251	2,215,341	5,487,367
The Core Plus Fixed Income Portfolio	—	—	394,175	1,651,932	1,588,204	1,786,993	2,281,379	7,702,683
The International Equity Portfolio	—	—	—	—	—	—	168,057,741	168,057,741
The Labor Select International Equity Portfolio	—	—	—	—	—	—	85,355,469	85,355,469
The Emerging Markets Portfolio	—	—	—	—	—	—	47,656,081	47,656,081
The Global Real Estate Securities Portfolio	—	—	—	—	1,245,667	53,802,495	50,772,103	105,820,265
The Global Fixed Income Portfolio	—	—	—	—	—	978,025	—	978,025
The International Fixed Income Portfolio	—	—	—	318,010	—	21,289	23,325	362,624

For the six months ended April 30, 2010, the Portfolios had the following capital gains (losses), which may reduce (increase) the capital loss carryforwards.

The Large-Cap Value Equity Portfolio	$174,919
The Select 20 Portfolio	454,412
The Large-Cap Growth Equity Portfolio	(1,861,541)
The Focus Smid-Cap Growth Equity Portfolio	417,122
The Real Estate Investment Trust Portfolio II	(57,701)
The Core Focus Fixed Income Portfolio	191,962
The High-Yield Bond Portfolio	1,494,172
The Core Plus Fixed Income Portfolio	1,279,641
The International Equity Portfolio	13,113,260
The Labor Select International Equity Portfolio	9,610,288
The Emerging Markets Portfolio	13,187,361
The Global Real Estate Securities Portfolio	(2,024,727)
The Global Fixed Income Portfolio	168,370
The International Fixed Income Portfolio	(5,295)

2010 Semiannual report • Delaware Pooled Trust

6. Capital Shares

Transactions in capital shares were as follows:

		Shares issued
		upon reinvestment		Net
	Shares	of dividends	Shares	Increase
	sold	and distributions	repurchased	(decrease)
Six months ended April 30, 2010:
The Large-Cap Value Equity Portfolio	110,996	17,371	(94,954)	33,413
The Select 20 Portfolio	—	—	(186,278)	(186,278)
The Large-Cap Growth Equity Portfolio	498,361	48,225	(5,290,854)	(4,744,268)
The Focus Smid-Cap Growth Equity Portfolio	1,168	—	(112,377)	(111,209)
The Real Estate Investment Trust Portfolio II	—	32,434	(397,176)	(364,742)
The Core Focus Fixed Income Portfolio	47,913	103,164	(293,724)	(142,647)
The High-Yield Bond Portfolio	353,644	307,863	(857,994)	(196,487)
The Core Plus Fixed Income Portfolio	369,239	389,931	(633,212)	125,958
The International Equity Portfolio	3,086,255	1,149,637	(8,006,666)	(3,770,774)
The Labor Select International Equity Portfolio	716,277	1,762,856	(4,779,580)	(2,300,447)
The Emerging Markets Portfolio	4,078,135	1,381,667	(7,554,480)	(2,094,678)
The Global Real Estate Securities Portfolio – Original Class	2,557,726	738,547	(2,698,003)	598,270
The Global Real Estate Securities Portfolio – Class P	—	91	—	91
The Global Fixed Income Portfolio	528,390	642,047	(1,675,005)	(504,568)
The International Fixed Income Portfolio	—	187,706	—	187,706

Year ended October 31, 2009:
The Large-Cap Value Equity Portfolio	10,927	18,672	(6,536)	23,063
The Select 20 Portfolio	3,828	—	(166,897)	(163,069)
The Large-Cap Growth Equity Portfolio	2,973,390	140,889	(10,494,430)	(7,380,151)
The Focus Smid-Cap Growth Equity Portfolio	66,060	5,376	(329,604)	(258,168)
The Real Estate Investment Trust Portfolio II	—	85,041	—	85,041
The Core Focus Fixed Income Portfolio	269,861	100,328	(1,808,538)	(1,438,349)
The High-Yield Bond Portfolio	293,459	391,577	(1,025,030)	(339,994)
The Core Plus Fixed Income Portfolio	245,889	947,977	(9,110,977)	(7,917,111)
The International Equity Portfolio	16,249,143	10,937,486	(31,852,141)	(4,665,512)
The Labor Select International Equity Portfolio	5,040,439	6,309,906	(1,217,209)	10,133,136
The Emerging Markets Portfolio	4,528,942	16,012,486	(19,084,860)	1,456,568
The Global Real Estate Securities Portfolio – Original Class	3,842,799	43,008	(12,915,622)	(9,029,815)
The Global Real Estate Securities Portfolio – Class P	—	—	—	—
The Global Fixed Income Portfolio	1,197,079	2,646,717	(5,750,573)	(1,906,777)
The International Fixed Income Portfolio	—	191,956	(1,196,911)	(1,004,955)

7. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments® Family of Funds (Participants), were participants in a $35,000,000 revolving line of credit with BNY Mellon to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Portfolios had no amounts outstanding as of April 30, 2010 or at any time during the period then ended.

2010 Semiannual report • Delaware Pooled Trust

(continues)     103

Notes to financial statements

Delaware Pooled® Trust

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income, and The International Fixed Income Portfolios may enter into foreign currency exchange contracts and foreign cross-currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolios may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolios may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross-currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolios’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Financial Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The Core Plus Fixed Income, The Emerging Markets, The Global Real Estate Securities, and The International Fixed Income Portfolios may use futures in the normal course of pursuing their investment objectives. Each Portfolio may invest in financial futures contracts to hedge their existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended April 30, 2010, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio entered into options contracts in accordance with their investment objectives. The Portfolios may buy or write options contracts for any number of reasons, including: to manage a Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. A Portfolio may buy or write call or put options on securities, financial indices, and foreign currencies. When a Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When a Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by a Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. A Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, a Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

There were no transactions in written options during the six months ended April 30, 2010.

2010 Semiannual report • Delaware Pooled Trust

Swap Contracts — The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio may enter into interest rate swap contracts and index swap contracts in accordance with their investment objectives. These Portfolios and The High-Yield Bond Portfolio may enter into credit default swap (CDS) contracts in accordance with their investment objectives. The Portfolios may use interest rate swaps to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolios invest in, such as the corporate bond market. The Portfolios may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolios on favorable terms. The Portfolios may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by a Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust a Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Index swaps. Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, a Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, a Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by a Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended April 30, 2010, the Portfolios entered into CDS contracts as purchasers and sellers of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as realized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

At April 30, 2010, the aggregate unrealized depreciation of credit default swaps for The Core Focus Fixed Income Portfolio was $14,578. If a credit event had occurred for all swap transactions where collateral posting was required as of April 30, 2010, the swaps’ credit related features would have been triggered and The Core Focus Fixed Income Portfolio would have received $65,000 less the value of the contracts’ related reference obligations.

At April 30, 2010, the aggregate unrealized depreciation of credit default swaps for The Core Plus Fixed Income Portfolio was $54,220. If a credit event had occurred for all swap transactions where collateral posting was required as of April 30, 2010, the swaps’ credit related features would have been triggered and The Core Plus Fixed Income Portfolio would have received $240,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the Statement of Net Assets, at April 30, 2010, the notional value of the protection sold for The Core Focus Fixed Income Portfolio was $20,000, which reflects the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2010, the net unrealized appreciation of the protection sold was $485.

2010 Semiannual report • Delaware Pooled Trust

(continues)     105

Notes to financial statements

Delaware Pooled® Trust

8. Derivatives (continued)

As disclosed in the footnotes to the statement of net assets, at April 30, 2009, the notional value of the protection sold for The Core Plus Fixed Income Portfolio was $655,000, which reflects the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At April 30, 2010, the net unrealized appreciation of the protection sold was $13,734.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. A Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between a Portfolio and the counterparty and by the posting of collateral by the counterparty to a Portfolio to cover a Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event a Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Fair values of derivative instruments as of April 30, 2010 were as follows:

	The Core Plus Fixed Income Portfolio
	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts (Currency)	Receivables	$9,427		Payables	$(3,290)
Futures contracts (Futures)	Receivables/Net assets
	unrealized appreciation	3,594	*	Payables	—
Credit contracts (Swaps)	Receivables	22,568		Payables	(54,220)
Total		$35,589			$(57,510)

*Includes cumulative appreciation of futures contracts as reported in the notes to the statement of net assets. Only current day’s variation margin is reported with the Portfolio’s assets and liabilities.

The effect of derivative instruments on the statement of operations for the year ended October 31, 2009 was as follows:

	The Core Plus Fixed Income Portfolio
	Location of Gain or Loss on Derivatives Recognized in Income	Realized Gain or Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Foreign exchange	Net realized loss on foreign currencies and net
contracts	change in unrealized appreciation/depreciation of
(Currency)	investments and foreign currencies	$(10,104)	$99,623
Interest rate	Net realized gain on futures and net change in
contracts	unrealized appreciation/depreciation of investments and
(Futures)	foreign currencies	15,021	15,219
Credit	Net realized gain on swap contracts and net change
contracts	in unrealized appreciation/depreciation of investments
(Swaps)	and foreign currencies	120,132	(109,556)
Total		$125,049	$5,286

2010 Semiannual report • Delaware Pooled Trust

9. Securities Lending

The Portfolios, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolios also have cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Portfolios’ previous cash collateral pool other than their Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Portfolios will not make additional investments of cash collateral in the Liquidating Fund; the Portfolios’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Portfolios may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Portfolios may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Portfolios would be required to return to the borrower of the securities and the Portfolios would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolios can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolios, or at the discretion of the lending agent, replace the loaned securities. The Portfolios continue to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolios have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolios receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolios, the security lending agent and the borrower. The Portfolios record security lending income net of allocations to the security lending agent and the borrower.

At April 30, 2010, the value of securities on loan and the value of invested collateral are presented below, for which the Portfolios received collateral, comprised of non-cash collateral and cash collateral. Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral.”

	Value		Cash	Value of
	of securities	Non-cash	collateral	invested
	on loan	collateral	received	collateral
The Large-Cap Growth Equity Portfolio	$10,813,307	$—	$11,065,809	$10,839,187
The Core Focus Fixed Income Portfolio	1,613,198	—	1,648,070	1,603,857
The High-Yield Bond Portfolio	1,521,580	24,077	1,534,426	1,501,205
The Core Plus Fixed Income Portfolio	1,486,269	—	1,525,104	1,472,892
The International Equity Portfolio	28,520,689	—	32,581,879	31,084,638
The Labor Select International Equity Portfolio	6,324,770	—	6,688,045	6,158,410
The Emerging Markets Portfolio	16,945,909	—	17,924,053	17,340,171
The Global Real Estate Securities Portfolio	10,310,520	—	10,728,435	10,320,607

2010 Semiannual report • Delaware Pooled Trust

(continues)     107

Notes to financial statements

Delaware Pooled® Trust

10. Credit and Market Risk

Some countries in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, The Global Fixed Income, and The International Fixed Income Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio invest a portion of their assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Core Focus Fixed Income, The Core Plus Fixed Income, The Global Real Estate Securities, and The Global Fixed Income Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolios’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolios may fail to fully recoup their initial investments in these securities even if the securities are rated in the highest rating categories.

The International Equity and The Global Fixed Income Portfolios may invest up to 10% of each Portfolio’s net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities, which may not be readily marketable. The Large-Cap Value Equity, The Select 20, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust II, The Core Focus Fixed Income, The High-Yield Bond, The Core Plus Fixed Income, The Labor Select International Equity, The Emerging Markets, The Global Real Estate Securities, and The International Fixed Income Portfolios may invest up to 15% of each Portfolio’s net assets in such securities. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolios’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

The Select 20, The Focus Smid-Cap Growth Equity, and The Global Real Estate Securities Portfolios invest a significant portion of their assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Real Estate Investment Trust Portfolio II and The Global Real Estate Securities Portfolio concentrate their investments in the real estate industry and are subject to the risks associated with that industry. If a Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. These Portfolios are also affected by interest rate changes, particularly if the real estate investment trusts they hold use floating rate debt to finance their ongoing operations. Each Portfolio’s investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

2010 Semiannual report • Delaware Pooled Trust

11. Contractual Obligations

The Portfolios enter into contracts in the normal course of business that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed the Portfolios’ existing contracts and expects the risk of loss to be remote.

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Portfolios. On January 4, 2010, the new investment management agreement between DMC and the Portfolios that was approved by the shareholders became effective.

13. Subsequent Events

Management has determined no material events or transactions occurred subsequent to April 30, 2010 that would require recognition or disclosure in the Portfolios’ financial statements.

2010 Semiannual report • Delaware Pooled Trust

Other Portfolio information
(Unaudited)
Delaware Pooled® Trust

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Pooled Trust (the “Trust”), on behalf of The Core Focus Fixed Income Portfolio, The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Global Fixed Income Portfolio, The Global Real Estate Securities Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The International Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio, The Large-Cap Value Equity Portfolio, The Real Estate Investment Trust Portfolio II, The Select 20 Portfolio, and The Small-Cap Growth Equity Portfolio1 (each, a “Portfolio” and collectively, the “Portfolios”), held on November 12, 2009 and reconvened on December 4, 2009 for The Core Focus Fixed Income Portfolio, The Emerging Markets Portfolio, The Global Fixed Income Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio, and The Select 20 Portfolio, December 30, 2009 for The Real Estate Investment Trust Portfolio II only, February 26, 2010 for The Large-Cap Value Equity Portfolio only and March 16, 2010, the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust; to (ii) approve a new investment advisory agreement between the Trust, on behalf of the Portfolios, and Delaware Management Company; and to (iii) approve a new investment advisory agreement among The International Equity Portfolio, Delaware Management Company and Mondrian Investment Partners Limited. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
	Shares	Outstanding	Shares	Shares	Outstanding	Shares
	Voted For	Shares	Voted	Withheld	Shares	Voted
Thomas L. Bennett	19,783,620.694	77.169	94.987	1,044,162.041	4.073	5.013
Patrick P. Coyne	19,752,350.750	77.047	94.837	1,075,431.985	4.195	5.163
John A. Fry	19,803,953.604	77.249	95.084	1,023,829.131	3.993	4.916
Anthony D. Knerr	19,770,689.083	77.119	94.925	1,057,093.652	4.123	5.075
Lucinda S. Landreth	19,803,314.554	77.246	95.081	1,024,468.181	3.996	4.919
Ann R. Leven	19,783,094.356	77.167	94.984	1,044,688.379	4.075	5.016
Thomas F. Madison	19,764,868.813	77.096	94.897	1,062,913.922	4.146	5.103
Janet L. Yeomans	19,802,434.679	77.243	95.077	1,025,348.056	3.999	4.923
J. Richard Zecher	19,768,430.692	77.110	94.914	1,059,352.043	4.132	5.086

2. To approve a new investment advisory agreement between the Trust, on behalf of each Portfolio, and Delaware Management Company.

The Core Focus Fixed Income Portfolio

Shares Voted For	1,382,583.683
Percentage of Outstanding Shares	64.318%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Core Plus Fixed Income Portfolio

Shares Voted For	3,884,075.049
Percentage of Outstanding Shares	63.091%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Emerging Markets Portfolio

Shares Voted For	33,598,656.714
Percentage of Outstanding Shares	50.070%
Percentage of Shares Voted	99.863%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	46,067.000
Percentage of Outstanding Shares	0.069%
Percentage of Shares Voted	0.137%

The Focus Smid-Cap Growth Equity Portfolio

Shares Voted For	320,906.354
Percentage of Outstanding Shares	91.382%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

1 The Small-Cap Growth Equity Portfolio was liquidated on March 22, 2010.

2010 Semiannual report • Delaware Pooled Trust

The Global Fixed Income Portfolio

Shares Voted For	7,140,416.237
Percentage of Outstanding Shares	55.554%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Global Real Estate Securities Portfolio

Shares Voted For	11,177,787.095
Percentage of Outstanding Shares	99.989%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The High-Yield Bond Portfolio

Shares Voted For	2,388,320.161
Percentage of Outstanding Shares	73.785%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The International Equity Portfolio

Shares Voted For	44,422,901.748
Percentage of Outstanding Shares	62.475%
Percentage of Shares Voted	99.804%
Shares Voted Against	85,304.715
Percentage of Outstanding Shares	0.120%
Percentage of Shares Voted	0.192%
Shares Abstained	672.409
Percentage of Outstanding Shares	0.001%
Percentage of Shares Voted	0.001%
Broker Non-Votes	1,140.000

The International Fixed Income Portfolio

Shares Voted For	1,571,557.252
Percentage of Outstanding Shares	100.000%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Labor Select International Equity Portfolio

Shares Voted For	24,425,557.232
Percentage of Outstanding Shares	39.761%
Percentage of Shares Voted	78.904%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	6,530,621.530
Percentage of Outstanding Shares	10.630%
Percentage of Shares Voted	21.096%

The Large-Cap Growth Equity Portfolio

Shares Voted For	19,560,603.535
Percentage of Outstanding Shares	57.166%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Large-Cap Value Equity Portfolio

Shares Voted For	733,236.858
Percentage of Outstanding Shares	96.417%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Real Estate Investment Trust Portfolio II

Shares Voted For	762,300.829
Percentage of Outstanding Shares	62.093%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

The Select 20 Portfolio

Shares Voted For	1,341,576.074
Percentage of Outstanding Shares	65.485%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

2010 Semiannual report • Delaware Pooled Trust

(continues)     111

Other Portfolio information
(Unaudited)
Delaware Pooled® Trust

Proxy Results (continued)

The Small-Cap Growth Equity Portfolio1

Shares Voted For	142,373.143
Percentage of Outstanding Shares	79.760%
Percentage of Shares Voted	100.000%
Shares Voted Against	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%
Shares Abstained	0.000
Percentage of Outstanding Shares	0.000%
Percentage of Shares Voted	0.000%

3.	To approve a new investment advisory agreement among the Portfolio, Delaware Management Company and Mondrian Investment Partners Limited.

The International Equity Portfolio

Shares Voted For	44,413,747.228
Percentage of Outstanding Shares	62.462%
Percentage of Shares Voted	99.784%
Shares Voted Against	85,304.715
Percentage of Outstanding Shares	0.120%
Percentage of Shares Voted	0.191%
Shares Abstained	9,826.929
Percentage of Outstanding Shares	0.014%
Percentage of Shares Voted	0.023%
Broker Non-Votes	1,140.000

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). The Board, including the independent Trustees, also unanimously approved a new sub-advisory agreement between DMC and Mondrian Investment Partners Limited (“Mondrian”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) and sub-advisory agreements with Mondrian (the “New Sub-Advisory Agreements”), as applicable, which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements and the New Sub-Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements and the New Sub-Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.
1 The Small-Cap Growth Equity Portfolio was liquidated on March 22, 2010.

2010 Semiannual report • Delaware Pooled Trust

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements and New Sub-Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements and New Sub-Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement and New Sub-Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements and sub-advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements, New Sub-Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement and New Sub-Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements and New Sub-Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreement and New Sub-Advisory Agreement for the five Funds sub-advised by Mondrian, would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”) and current sub-advisory agreements between DMC and Mondrian (the “Current Sub-Advisory Agreements”), and they, therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

2010 Semiannual report • Delaware Pooled Trust

(continues)     113

Other Portfolio information
(Unaudited)
Delaware Pooled® Trust

Board Consideration of New Investment Advisory Agreement (continued)

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DSC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders, including each shareholder’s ability to exchange investments between Delaware Pooled Trust Funds or the institutional class shares of other Delaware Investments Funds and to reinvest Delaware Pooled Trust Fund dividends into additional shares of the same Delaware Pooled Trust Fund or into additional shares of other Delaware Investments Funds.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction, nor the New Investment Advisory Agreement, nor the New Sub-Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements and New Sub-Advisory Agreements (subject to certain limited exceptions).

2010 Semiannual report • Delaware Pooled Trust

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction, nor the New Investment Advisory Agreements, nor the New Sub-Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement and New Sub-Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreement as was the case under the Current Investment Advisory Agreement. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreement as under the Current Investment Advisory Agreement, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreement and Sub-Advisory Agreement would not be dissimilar from those existing under the Current Investment Advisory Agreement and Sub-Advisory Agreement; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

2010 Semiannual report • Delaware Pooled Trust

(continues)     115

Other Portfolio information
(Unaudited)
Delaware Pooled® Trust

Board Consideration of New Investment Advisory Agreement (continued)

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate for each Fund under the New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of each Fund and its shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ peer group; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. On that basis, the Trustees concluded that the total expense ratio and proposed advisory fee for each such Fund anticipated to result from the Transaction were acceptable. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee waivers, that Macquarie Group presently intended to continue such waivers. In approving the New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) has resigned as the independent registered public accounting firm for Delaware Pooled Trust (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

2010 Semiannual report • Delaware Pooled Trust

Fund officers and portfolio managers

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer —
Delaware Investments® Family of Funds

Robert Akester
Senior Portfolio Manager
Mondrian Investment Partners Limited

Damon J. Andres
Vice President and Senior Portfolio
Manager

Kristen E. Bartholdson
Vice President and Portfolio Manager

Fiona A. Barwick
Director of Regional Research
Mondrian Investment Partners Limited

Joanna Bates
Senior Portfolio Manager
Mondrian Investment Partners Limited

Nigel Bliss
Senior Portfolio Manager
Mondrian Investment Partners Limited

Christopher J. Bonavico
Vice President, Senior Portfolio Manager,
and Equity Analyst

Kenneth F. Broad
Vice President, Senior Portfolio Manager,
and Equity Analyst

Thomas H. Chow
Senior Vice President and Senior Portfolio
Manager

Elizabeth A. Desmond
Director and Chief Investment Officer —
Developed Equity Markets
Mondrian Investment Partners Limited

Chuck M. Devereux
Senior Vice President and Director of
Credit Research

Roger A. Early
Senior Vice President and
Co-Chief Investment Officer —
Total Return Fixed Income Strategy

Christopher M. Ericksen
Vice President, Portfolio Manager, and
Equity Analyst

Clive A. Gillmore
Chief Executive Officer
Mondrian Investment Partners Limited

Paul Grillo
Senior Vice President and
Co-Chief Investment Officer —
Total Return Fixed Income Strategy

John Kirk
Director/Senior Portfolio Manager
Mondrian Investment Partners Limited

Nikhil G. Lalvani
Vice President and Portfolio Manager

Emma R. E. Lewis
Senior Portfolio Manager
Mondrian Investment Partners Limited

Anthony A. Lombardi
Vice President and Senior Portfolio
Manager

Kevin P. Loome
Senior Vice President, Senior Portfolio
Manager, and Head of High Yield
Investments

Nigel G. May
Director and Chief Investment Officer —
Developed Equity Markets
Mondrian Investment Partners Limited

Christopher A. Moth
Director and Chief Investment Officer —
Global Fixed Income and Currency
Mondrian Investment Partners Limited

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio
Manager, and Team Leader — Large-Cap
Value Focus Equity

Daniel J. Prislin
Vice President, Senior Portfolio Manager,
and Equity Analyst

David G. Tilles
Executive Chairman
Mondrian Investment Partners Limited

Jeffrey S. Van Harte
Senior Vice President and Chief
Investment Officer — Focus Growth Equity

Robert A. Vogel Jr.
Vice President and Senior Portfolio
Manager

Nashira S. Wynn
Vice President and Portfolio Manager

Babak (Bob) Zenouzi
Senior Vice President, Chief Investment
Officer — REIT Equity

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent registered public accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Investment advisor
Delaware Management Company, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, PA 19103

Investment sub-advisor for certain Portfolios
Mondrian Investment Partners Limited
Fifth Floor
10 Gresham Street
London EC2V 7JD
United Kingdom

Investments in the Portfolios are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolios, the repayment of capital from the Portfolios, or any particular rate of return.

Delaware Investments, a member of Macquarie Group, refers to DMHI and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

The Portfolios are distributed by Delaware Distributors, L.P., an affiliate of DMBT, DMHI, and Macquarie Group Limited.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s Forms N-Q, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Portfolios’ Web site at www.delawareinvestments.com; and (iii) on the Commission’s Web site at www.sec.gov. Each Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Portfolios’ Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

This report was prepared for investors in the Delaware Pooled® Trust Portfolios. It may be distributed to others only if preceded or accompanied by a current Delaware Pooled Trust prospectus, which contains details about charges, expenses, investment objectives, and operating policies of the Portfolios. All Delaware Pooled Trust Portfolios are offered by prospectus only. The return and principal value of an investment in a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Carefully consider the Portfolios’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Portfolios’ prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 231-8002. Investors should read the prospectus carefully before investing.

2005 Market Street
Philadelphia, PA 19103
Telephone 800 231-8002
Fax 215 255-1162

(5927)	Printed in the USA
SA-DPT [4/10] DG3 6/10	MF1005031 PO15291

Semiannual report Delaware REIT Fund April 30, 2010 Value equity mutual fund
This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund.

The figures in the semiannual report for Delaware REIT Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware REIT Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware REIT Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware REIT Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	32
About the organization	42

Unless otherwise noted, views expressed herein are current as of April 30, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period November 1, 2009 to April 30, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 to April 30, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware REIT Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	11/1/09	4/30/10	Expense Ratio	11/1/09 to 4/30/10*
Actual Fund return
Class A	$1,000.00	$1,316.10	1.55%	$8.90
Class B	1,000.00	1,311.80	2.30%	13.18
Class C	1,000.00	1,311.80	2.30%	13.18
Class R	1,000.00	1,314.50	1.80%	10.33
Institutional Class	1,000.00	1,318.30	1.30%	7.47
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.11	1.55%	$7.75
Class B	1,000.00	1,013.39	2.30%	11.48
Class C	1,000.00	1,013.39	2.30%	11.48
Class R	1,000.00	1,015.87	1.80%	9.00
Institutional Class	1,000.00	1,018.35	1.30%	6.51

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware REIT Fund	As of April 30, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	98.31%
Diversified REITs	6.08%
Health Care REITs	10.00%
Hotel REITs	6.76%
Industrial REITs	2.29%
Mall REITs	13.70%
Manufactured Housing REITs	1.20%
Multifamily REITs	17.48%
Office REITs	14.42%
Office/Industrial REITs	5.17%
Self-Storage REITs	7.34%
Shopping Center REITs	8.92%
Single Tenant REITs	1.68%
Specialty REITs	3.27%
Discount Note	0.65%
Securities Lending Collateral	11.46%
Total Value of Securities	110.42%
Obligation to Return Securities Lending Collateral	(11.70%)
Receivables and Other Assets Net of Liabilities	1.28%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Simon Property Group	9.50%
Public Storage	6.61%
Equity Residential	5.54%
Boston Properties	5.00%
Vornado Realty Trust	4.77%
Host Hotels & Resorts	4.10%
SL Green Realty	3.28%
Digital Realty Trust	3.14%
Ventas	3.07%
Kimco Realty	2.80%

3

Statement of net assets
Delaware REIT Fund	April 30, 2010 (Unaudited)

	Number of shares	Value
Common Stock – 98.31%
Diversified REITs – 6.08%
*Colonial Properties Trust	130,000	$2,050,100
Lexington Reality Trust	186,700	1,321,836
*Vornado Realty Trust	147,254	12,276,566
		15,648,502
Health Care REITs – 10.00%
*Cogdell Spencer	127,934	969,740
*HCP	197,400	6,340,488
*Healthcare Realty Trust	127,730	3,083,402
Nationwide Health Properties	73,725	2,581,850
*Omega Healthcare Investors	192,900	3,861,858
*Senior Housing Properties Trust	44,915	1,009,689
*Ventas	167,200	7,896,856
		25,743,883
Hotel REITs – 6.76%
†Chesapeake Lodging Trust	70,000	1,313,900
*DiamondRock Hospitality	393,080	4,319,949
*Host Hotels & Resorts	649,445	10,559,976
†Strategic Hotel & Resorts	188,800	1,212,096
		17,405,921
Industrial REITs – 2.29%
AMB Property	126,607	3,527,271
First Potomac Realty Trust	86,195	1,398,083
ProLogis	73,518	968,232
		5,893,586
Mall REITs – 13.70%
*CBL & Associates Properties	88,690	1,294,874
*Macerich	152,342	6,811,211
*Simon Property Group	274,756	24,458,779
*Taubman Centers	62,500	2,710,625
		35,275,489
Manufactured Housing REITs – 1.20%
*Equity Lifestyle Properties	55,900	3,103,009
		3,103,009

4

	Number of shares	Value
Common Stock (continued)
Multifamily REITs – 17.48%
Apartment Investment & Management	170,765	$3,826,844
*AvalonBay Communities	61,434	6,391,593
BRE Properties	111,100	4,639,536
*Camden Property Trust	127,800	6,189,354
*Equity Residential	315,000	14,260,050
*Essex Property Trust	45,587	4,824,016
UDR	240,260	4,879,681
		45,011,074
Office REITs – 14.42%
*Alexandria Real Estate Equities	57,905	4,100,253
*BioMed Realty Trust	187,995	3,479,787
*Boston Properties	163,365	12,882,965
*Corporate Office Properties Trust	82,200	3,324,990
*Kilroy Realty	139,590	4,894,025
SL Green Realty	135,938	8,451,265
		37,133,285
Office/Industrial REITs – 5.17%
*Digital Realty Trust	137,800	8,088,860
Duke Realty	115,400	1,561,362
*DuPont Fabros Technology	121,045	2,683,568
*PS Business Parks	16,500	990,000
		13,323,790
Self-Storage REITs – 7.34%
*Extra Space Storage	124,900	1,875,998
*Public Storage	175,600	17,017,396
		18,893,394
Shopping Center REITs – 8.92%
*Acadia Realty Trust	108,800	2,075,904
*Federal Realty Investment Trust	78,211	6,052,749
*Kimco Realty	463,200	7,221,288
Kite Realty Group Trust	127,600	691,592
Ramco-Gershenson Properties Trust	131,500	1,638,490
*Regency Centers	128,961	5,293,849
		22,973,872

5

Statement of net assets
Delaware REIT Fund

	Number of shares	Value
Common Stock (continued)
Single Tenant REITs – 1.68%
*National Retail Properties	183,800	$4,324,814
		4,324,814
Specialty REITs – 3.27%
*Entertainment Properties Trust	44,040	1,925,429
*Plum Creek Timber	81,100	3,227,780
*Rayonier	66,600	3,262,068
		8,415,277
Total Common Stock (cost $209,220,497)		253,145,896

	Principal amount
≠Discount Note – 0.65%
Federal Home Loan Bank 0.06% 5/3/10	$1,681,010	1,681,004
Total Discount Note (cost $1,681,004)		1,681,004

Total Value of Securities Before Securities
Lending Collateral – 98.96% (cost $210,901,501)		254,826,900

	Number of shares
Securities Lending Collateral** – 11.46%
Investment Companies
Mellon GSL DBT II Collateral Fund	27,937,868	27,937,868
BNY Mellon SL DB II Liquidating Fund	1,572,341	1,555,045
@†Mellon GSL Reinvestment Trust II	611,030	25,969
Total Securities Lending Collateral (cost $30,121,239)		29,518,882

Total Value of Securities – 110.42%
(cost $241,022,740)		284,345,782	©
Obligation to Return Securities
Lending Collateral** – (11.70%)		(30,121,239)
Receivables and Other Assets
Net of Liabilities – 1.28%		3,289,884
Net Assets Applicable to 25,874,639
Shares Outstanding – 100.00%		$257,514,427

6

Net Asset Value – Delaware REIT Fund
Class A ($79,919,305 / 8,038,441 Shares)	$9.94
Net Asset Value – Delaware REIT Fund
Class B ($11,333,296 / 1,141,580 Shares)	$9.93
Net Asset Value – Delaware REIT Fund
Class C ($19,301,430 / 1,943,356 Shares)	$9.93
Net Asset Value – Delaware REIT Fund
Class R ($4,971,915 / 500,096 Shares)	$9.94
Net Asset Value – Delaware REIT Fund
Institutional Class ($141,988,481 / 14,251,166 Shares)	$9.96

Components of Net Assets at April 30, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$312,170,178
Undistributed net investment income	437,555
Accumulated net realized loss on investments	(98,416,348)
Net unrealized appreciation of investments	43,323,042
Total net assets	$257,514,427

*	Fully or partially on loan.
†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 8 in “Notes to financial statements.”
@	Illiquid security. At April 30, 2010, the aggregate amount of illiquid securities was $25,969, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
©	Includes $29,430,575 of securities loaned.

REIT — Real Estate Investment Trust

7

Statement of net assets
Delaware REIT Fund

Net Asset Value and Offering Price Per Share –
Delaware REIT Fund
Net asset value Class A (A)	$9.94
Sales charge (5.75% of offering price) (B)	0.61
Offering price	$10.55

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

8

Statement of operations
Delaware REIT Fund	Six Months Ended April 30, 2010 (Unaudited)

Investment Income:
Dividends	$4,505,962
Interest	1,651
Securities lending income	18,614	$4,526,227

Expenses:
Management fees	802,430
Dividend disbursing and transfer agent fees and expenses	483,199
Distribution expenses – Class A	105,147
Distribution expenses – Class B	54,947
Distribution expenses – Class C	87,521
Distribution expenses – Class R	12,233
Reports and statements to shareholders	44,550
Registration fees	43,366
Accounting and administration expenses	42,598
Legal fees	14,505
Audit and tax	10,777
Trustees’ fees	6,242
Custodian fees	3,938
Insurance fees	3,174
Pricing fees	1,503
Dues and services	1,324
Consulting fees	1,112
Trustees’ expenses	452	1,719,018
Less fees waived		(76,589)
Less waived distribution expenses – Class A		(17,543)
Less waived distribution expenses – Class R		(2,030)
Total operating expenses		1,622,856
Net Investment Income		2,903,371

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		34,945,063
Net change in unrealized appreciation/depreciation of investments		22,241,131
Net Realized and Unrealized Gain on Investments		57,186,194

Net Increase in Net Assets Resulting from Operations		$60,089,565

See accompanying notes

9

Statements of changes in net assets
Delaware REIT Fund

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,903,371	$5,626,550
Net realized gain (loss) on investments	34,945,063	(104,064,386)
Net change in unrealized
appreciation/depreciation of investments	22,241,131	94,733,999
Net increase (decrease) in net assets resulting
from operations	60,089,565	(3,703,837)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(750,423)	(1,885,057)
Class B	(73,497)	(321,276)
Class C	(122,097)	(420,155)
Class R	(38,622)	(98,649)
Institutional Class	(1,194,850)	(2,839,606)

Return of capital
Class A	—	(484,398)
Class B	—	(82,949)
Class C	—	(123,136)
Class R	—	(27,115)
Institutional Class	—	(747,800)
	(2,179,489)	(7,030,141)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,112,704	14,099,246
Class B	37,752	114,096
Class C	606,099	1,282,972
Class R	1,156,215	2,052,540
Institutional Class	47,120,665	46,849,175
10

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$682,347	$2,162,188
Class B	65,775	354,139
Class C	110,743	492,250
Class R	38,543	125,507
Institutional Class	1,152,446	3,462,045
	58,083,289	70,994,158

Cost of shares repurchased:
Class A	(10,994,275)	(19,539,034)
Class B	(2,742,668)	(5,212,173)
Class C	(2,436,953)	(5,663,181)
Class R	(912,927)	(1,887,887)
Institutional Class	(35,858,494)	(38,287,466)
	(52,945,317)	(70,589,741)
Increase in net assets derived from capital
share transactions	5,137,972	404,417
Net Increase (Decrease) in Net Assets	63,048,048	(10,329,561)

Net Assets:
Beginning of period	194,466,379	204,795,940
End of period (including undistributed
net investment income of $437,555 and
$—, respectively.)	$257,514,427	$194,466,379

See accompanying notes

11

Financial highlights
Delaware REIT Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$7.630	$8.200	$17.690	$24.180	$21.390	$21.140

0.116	0.221	0.225	0.149	0.351	0.441
2.286	(0.509)	(5.793)	0.372	5.910	2.101
2.402	(0.288)	(5.568)	0.521	6.261	2.542

(0.092)	(0.224)	(0.339)	(0.380)	(0.460)	(0.435)
—	—	(3.583)	(6.631)	(3.011)	(1.857)
—	(0.058)	—	—	—	—
(0.092)	(0.282)	(3.922)	(7.011)	(3.471)	(2.292)

$9.940	$7.630	$8.200	$17.690	$24.180	$21.390

31.61%	(2.97% )	(37.85% )	2.33%	33.45%	12.27%

$79,919	$64,237	$73,445	$153,051	$231,367	$285,579
1.55%	1.48%	1.48%	1.36%	1.34%	1.34%

1.67%	1.88%	1.59%	1.41%	1.39%	1.39%
2.68%	3.38%	1.82%	0.79%	1.65%	2.07%

2.56%	2.98%	1.71%	0.74%	1.60%	2.02%
228%	174%	115%	82%	60%	37%

13

Financial highlights
Delaware REIT Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$7.620	$8.190	$17.680	$24.150	$21.360	$21.120

0.084	0.173	0.138	0.006	0.191	0.281
2.286	(0.511)	(5.793)	0.373	5.911	2.089
2.370	(0.338)	(5.655)	0.379	6.102	2.370

(0.060)	(0.174)	(0.252)	(0.218)	(0.301)	(0.273)
—	—	(3.583)	(6.631)	(3.011)	(1.857)
—	(0.058)	—	—	—	—
(0.060)	(0.232)	(3.835)	(6.849)	(3.312)	(2.130)

$9.930	$7.620	$8.190	$17.680	$24.150	$21.360

31.18%	(3.73% )	(38.28% )	1.52%	32.50%	11.39%

$11,333	$10,985	$17,831	$48,300	$71,206	$72,917
2.30%	2.23%	2.23%	2.11%	2.09%	2.09%

2.37%	2.58%	2.29%	2.11%	2.09%	2.09%
1.93%	2.63%	1.07%	0.04%	0.90%	1.32%

1.86%	2.28%	1.01%	0.04%	0.90%	1.32%
228%	174%	115%	82%	60%	37%

15

Financial highlights
Delaware REIT Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$7.620	$8.190	$17.680	$24.150	$21.370	$21.120

0.084	0.173	0.136	0.006	0.191	0.281
2.286	(0.511)	(5.791)	0.373	5.901	2.099
2.370	(0.338)	(5.655)	0.379	6.092	2.380

(0.060)	(0.174)	(0.252)	(0.218)	(0.301)	(0.273)
—	—	(3.583)	(6.631)	(3.011)	(1.857)
—	(0.058)	—	—	—	—
(0.060)	(0.232)	(3.835)	(6.849)	(3.312)	(2.130)

$9.930	$7.620	$8.190	$17.680	$24.150	$21.370

31.18%	(3.73% )	(38.33% )	1.58%	32.43%	11.44%

$19,301	$16,314	$22,695	$50,819	$71,614	$70,860
2.30%	2.23%	2.23%	2.11%	2.09%	2.09%

2.37%	2.58%	2.29%	2.11%	2.09%	2.09%
1.93%	2.63%	1.07%	0.04%	0.90%	1.32%

1.86%	2.28%	1.01%	0.04%	0.90%	1.32%
228%	174%	115%	82%	60%	37%

17

Financial highlights
Delaware REIT Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$7.630	$8.200	$17.690	$24.180	$21.390	$21.130

0.105	0.205	0.191	0.102	0.297	0.373
2.286	(0.509)	(5.789)	0.363	5.913	2.097
2.391	(0.304)	(5.598)	0.465	6.210	2.470

(0.081)	(0.208)	(0.309)	(0.324)	(0.409)	(0.353)
—	—	(3.583)	(6.631)	(3.011)	(1.857)
—	(0.058)	—	—	—	—
(0.081)	(0.266)	(3.892)	(6.955)	(3.420)	(2.210)

$9.940	$ 7.630	$ 8.200	$17.690	$24.180	$21.390

31.45%	(3.21% )	(38.00% )	2.03%	33.13%	11.90%

$4,972	$3,596	$3,395	$5,734	$7,107	$4,168
1.80%	1.73%	1.73%	1.61%	1.59%	1.66%

1.97%	2.18%	1.89%	1.71%	1.69%	1.69%
2.43%	3.13%	1.57%	0.54%	1.40%	1.75%

2.26%	2.68%	1.41%	0.44%	1.30%	1.72%
228%	174%	115%	82%	60%	37%

19

Financial highlights
Delaware REIT Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
4/30/101	10/31/09	10/31/08	10/31/07	10/31/06	10/31/05
(Unaudited)
$7.640	$8.220	$17.710	$24.210	$21.410	$21.150

0.126	0.238	0.247	0.196	0.404	0.494
2.295	(0.520)	(5.784)	0.366	5.923	2.101
2.421	(0.282)	(5.537)	0.562	6.327	2.595

(0.101)	(0.240)	(0.370)	(0.431)	(0.516)	(0.478)
—	—	(3.583)	(6.631)	(3.011)	(1.857)
—	(0.058)	—	—	—	—
(0.101)	(0.298)	(3.953)	(7.062)	(3.527)	(2.335)

$9.960	$7.640	$8.220	$17.710	$24.210	$21.410

31.83%	(2.72% )	(37.66% )	2.56%	33.81%	12.54%

$141,989	$99,334	$87,430	$106,145	$32,166	$58,428
1.30%	1.23%	1.23%	1.11%	1.09%	1.09%

1.37%	1.58%	1.29%	1.11%	1.09%	1.09%
2.93%	3.63%	2.07%	1.04%	1.90%	2.32%

2.86%	3.28%	2.01%	1.04%	1.90%	2.32%
228%	174%	115%	82%	60%	37%

21

Notes to financial statements
Delaware REIT Fund	April 30, 2010 (Unaudited)

The Real Estate Investment Trust Portfolio (Delaware REIT Fund or Fund) is a series of Delaware Pooled® Trust (Trust), which is organized as a Delaware statutory trust. The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. This report contains information relating only to the Delaware REIT Fund. All other Delaware Pooled® Trust portfolios are included in a separate report.

The investment objectives of the Fund are to seek maximum long-term total return, with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing primarily in securities of companies principally engaged in the real estate industry.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2006 – October 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At April 30, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividend and capital gains more frequently, if necessary for tax purposes.

23

Notes to financial statements
Delaware REIT Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $110 for the six months ended April 30, 2010. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended April 30, 2010.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Effective February 28, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) do not exceed 1.30% of average daily net assets of the Fund through February 28, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. These fee waivers and expense reimbursements apply only to expenses paid directly by the Fund. Prior to February 28, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan and certain other expenses) did not exceed 1.30% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended April 30, 2010, the Fund was charged $5,350 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

24

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit through February 28, 2011 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At April 30, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$160,813
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	33,273
Distribution fees payable to DDLP	42,528
Other expenses payable to DMC and affiliates*	56,078

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended April 30, 2010, the Fund was charged $7,141 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended April 30, 2010, DDLP earned $6,345 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2010, DDLP received gross CDSC commissions of $—, $2,308 and $293 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended April 30, 2010, the Fund made purchases of $249,792,273 and sales of $237,787,811 of investment securities other than short-term investments.

At April 30, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2010, the cost of investments was $ 278,595,148. At April 30, 2010, net unrealized appreciation was $ 5,750,634, of which $18,732,143 related to unrealized appreciation of investments and $12,981,509 related to unrealized depreciation of investments.

25

Notes to financial statements
Delaware REIT Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$253,145,896	$—	$—	$253,145,896
Short-Term Investments	—	1,681,004	—	1,681,004
Securities Lending Collateral	27,937,868	1,555,045	25,969	29,518,882
Total	$281,083,764	$3,236,049	$25,969	$284,345,782

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Security
Lending
Collateral
Balance as of 10/31/09	$61
Net change in unrealized depreciation/depreciation	25,908
Balance as of 4/30/10	$25,969

Net change in unrealized appreciation/depreciation from
investments still held as of 4/30/10	$25,908

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value

26

measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	4/30/10*	10/31/09
Ordinary income	$2,179,489	$5,564,743
Return of capital	—	1,465,398
Total	$2,179,489	$7,030,141

*Tax information for the six months ended April 30, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of April 30, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$312,170,178
Undistributed ordinary income	723,882
Realized gains 11/1/09 – 4/30/10	3,533,708
Capital loss carryforwards as of 10/31/09	(64,663,975)
Unrealized appreciation of investments	5,750,634
Net assets	$257,514,427

The undistributed earnings for the Delaware REIT Fund are estimated pending final notification of the tax character of distributions received from investments in REITs.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications.

27

Notes to financial statements
Delaware REIT Fund

5. Components of Net Assets on a Tax Basis (continued)

For the six months ended April 30, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end:

Undistributed net investment income	$(286,327)
Paid-in capital	286,327

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2009 will expire as follows; $9,848,927 expires in 2016 and $ 54,815,048 expires in 2017.

For the six months ended April 30, 2010, the Fund had capital gains of $723,882, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	4/30/10	10/31/09
Shares sold:
Class A	810,330	2,175,080
Class B	3,401	18,567
Class C	66,990	199,187
Class R	129,406	330,368
Institutional Class	5,054,679	7,661,922

Shares issued upon reinvestment of dividends and distributions:
Class A	81,445	360,492
Class B	7,941	60,103
Class C	16,213	83,165
Class R	5,442	20,978
Institutional Class	127,523	572,391
	6,303,370	11,482,253
Shares repurchased:
Class A	(1,273,516)	(3,067,391)
Class B	(311,639)	(813,317)
Class C	(280,295)	(911,408)
Class R	(106,089)	(293,767)
Institutional Class	(3,929,865)	(5,874,558)
	(5,901,404)	(10,960,441)
Net increase	401,966	521,812

28

For the six months ended April 30, 2010 and the year ended October 31, 2009, 163,835 Class B shares were converted to 163,471 Class A shares valued at $1,474,797 and 175,717 Class B shares were converted to 175,412 Class A shares valued at $1,210,467, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of April 30, 2010, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00.

29

Notes to financial statements
Delaware REIT Fund

8. Securities Lending (continued)

Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of amount allocated to the security lending agent and the borrower.

At April 30, 2010, the value of the securities on loan was $29,430,575, for which cash collateral was received and invested in accordance with the Lending Agreement. At April 30, 2010, the value of invested collateral was $29,518,882. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

30

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (former parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment management agreement between DMC and the Fund. On January 4, 2010, the new investment management agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Event

Management has determined no material events or transactions occurred subsequent to April 30, 2010 that would require recognition or disclosure in the Fund’s financial statements.

31

Other Fund information
(Unaudited)
Delaware REIT Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Pooled® Trust (the “Trust”), on behalf of Delaware REIT Fund (the “Fund”), the shareholders of the Fund voted to (i) elect a Board of Trustees for the Trust at a meeting held on November 12, 2009 and reconvened to March 16, 2010; and (ii) to approve a new investment advisory agreement for the Fund at a meeting held on May 21, 2010. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

		% of	% of		% of	% of
		Outstanding	Shares		Outstanding	Shares
	Shares Voted For	Shares	Voted	Shares Withheld	Shares	Voted
Thomas L. Bennett	19,783,620.694	77.169	94.987	1,044,162.041	4.073	5.013
Patrick P. Coyne	19,752,350.750	77.047	94.837	1,075,431.985	4.195	5.163
John A. Fry	19,803,953.604	77.249	95.084	1,023,829.131	3.993	4.916
Anthony D. Knerr	19,770,689.083	77.119	94.925	1,057,093.652	4.123	5.075
Lucinda S. Landreth	19,803,314.554	77.246	95.081	1,024,468.181	3.996	4.919
Ann R. Leven	19,783,094.356	77.167	94.984	1,044,688.379	4.075	5.016
Thomas F. Madison	19,764,868.813	77.096	94.897	1,062,913.922	4.146	5.103
Janet L. Yeomans	19,802,434.679	77.243	95.077	1,025,348.056	3.999	4.923
J. Richard Zecher	19,768,430.692	77.110	94.914	1,059,352.043	4.132	5.086

2.	To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Delaware Management Company.

Delaware REIT Fund
Shares Voted For	12,952,351.134
Percentage of Outstanding Shares	47.604%
Percentage of Shares Voted	93.726%
Shares Voted Against	301,631.374
Percentage of Outstanding Shares	1.109%
Percentage of Shares Voted	2.182%
Shares Abstained	565,524.930
Percentage of Outstanding Shares	2.078%
Percentage of Shares Voted	4.092%

32

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). At a meeting held on February 16-18, 2010, the Board, including the independent Trustees, re-affirmed its approval of the new investment advisory agreement for the Delaware REIT Fund specifically. In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.
33

Other Fund information
(Unaudited)
Delaware REIT Fund

Board Consideration of New Investment Advisory Agreement (continued)
  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;
34

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to

35

Other Fund information
(Unaudited)
Delaware REIT Fund

Board Consideration of New Investment Advisory Agreement (continued)

exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance

36

relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the

37

Other Fund information
(Unaudited)
Delaware REIT Fund

Board Consideration of New Investment Advisory Agreement (continued)

Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an

38

inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

39

Other Fund information
(Unaudited)
Delaware REIT Fund

Board Consideration of New Investment Advisory Agreement (continued)

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

40

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (“E&Y”) will resign as the independent registered public accounting firm for Delaware Pooled® Trust (the “Fund”) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLC (“PwC”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending October 31, 2010. During the fiscal years ended October 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund’s financial statements.

41

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware REIT Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware REIT Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

42

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE POOLED® TRUST

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 1, 2010

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 1, 2010